File Nos. 333-138322
811-21974

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 21
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 21
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
700 Sixth Street, NW Suite 700
Washington, DC 20001-3980
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2021 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2021 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Qualified Variable Deferred Group Annuity Contract funded through Horace Mann Life Insurance Company Qualified Group Annuity Separate Account of Horace Mann Life Insurance Company
May 1, 2021
This prospectus offers a variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).
Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are:
Lifecycle/Target Date Funds
Fidelity® VIP Freedom 2015 Portfolio℠ SC2
Fidelity® VIP Freedom 2025 Portfolio℠ SC2
Fidelity® VIP Freedom 2035 Portfolio℠ SC2
Fidelity® VIP Freedom 2045 Portfolio℠ SC2
Fidelity® VIP Freedom 2055 Portfolio℠ SC2
Fidelity® VIP Freedom 2065 Portfolio℠ SC2
Asset Allocation Funds
Fidelity® VIP FundsManager® 20% SC2
Fidelity® VIP FundsManager® 50% SC2
Fidelity® VIP FundsManager® 60% SC2
Fidelity® VIP FundsManager® 70% SC2
Fidelity® VIP FundsManager® 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund Class 4
Large Blend
Fidelity® VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio, Service Class
Mid Blend
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund
Small Blend
BNY Mellon Investment Portfolios: Small Cap Stock Index
Portfolio—Service Shares
Small Growth
Lord Abbett Series Fund - Developing Growth Portfolio(1)
Clearbridge Variable Small Cap Growth 1
International Stock Funds
Developed Markets
Fidelity® VIP Overseas Portfolio SC 2(1)
MFS VIT II International Growth Portfolio, Service Class
Emerging Markets
American Funds IS New World Fund Class 4
Real Estate
Fidelity® VIP Real Estate SC2
Bond Funds
Corporate Bond
Fidelity® VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4(1)
Vanguard® VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. Class III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity ® VIP Overseas portfolio SC2 Lord Abbett Series Fund - Developing Growth Portfolio Templeton Global Bond VIP Fund Class 4

In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time.
This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference. Additional information about the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2019. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to 877-832-3785 or by telephoning 800-999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.
The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account files electronically with the Securities and Exchange Commission.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS
SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2021.
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Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The person whose life determines the Annuity Payments made under a Certificate.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Certificate.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 72. See “Tax Consequences --- Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.
Certificate Account: An account established to receive a Participant’s Net Premium.
Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.
Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.
Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the Annuity Data pages of the Certificate.
Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.
Contract: The group flexible premium deferred variable annuity contract this prospectus offers. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.
Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.
Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.
Contract Owner: The entity identified as the Contract Owner on the Annuity Data pages of a Certificate.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.
Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.
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General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.
Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.
Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.
Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.
Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.
Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.
Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.
Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.
Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.
Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b).
Required Minimum Distribution: The amount required to be withdrawn from Your Certificate after You reach age 72 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “Act”).
Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.
Underlying Funds: Mutual Funds that are listed in this document and are available for investment by the Separate Account.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request
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(in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.
Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract and the Certificates thereunder. Certain Contract features described in this prospectus may not be available in all states or Plans. More detailed information about the material rights and features under the Contract (and the Certificates thereunder) can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract and the Certificates. Terms and conditions of the Contract and Certificates thereunder may be modified as required by law in the State in which the Contract Owner is located. Such variations are described in the Contract and underlying Certificates and any applicable endorsements and riders. The Participant’s rights will also be subject to any limits imposed by a Plan. The employer has the right to limit the investment options available in its Contract and may negotiate with HMLIC to reduce or waive certain charges in the Contract as well as negotiate the addition or deletion of certain benefits described in this prospectus. Refer to the Contract, Your Certificate and the Plan for the specific details of Your product and Your employer’s Plan. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract and the Certificates. For information regarding the fixed portion, refer to the Contract and Your Certificate.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This prospectus applies to all HMLIC Certificates with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.
What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.
Who may purchase the Contract offered by this prospectus?
Employers may purchase the Contract and Participants may purchase Certificates thereunder. The Certificates are designed for individuals seeking long-term tax-deferred accumulation of funds.
The Contract offered by this prospectus is for Qualified Retirement Plans. Purchasing a Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract and the Certificates offered thereunder are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract and Certificates may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.
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What are my investment choices?
You may invest Your money in up to 24 Investment Options (including the Fixed Account Investment Options) at any one time. The Plan sponsor may limit the Investment Options available in its Plan by electing to exclude certain Investment Options.
(a) The Separate Account
Includes Subaccounts, each of which invests in one of the following Underlying Funds:
Lifecycle/Target Date Funds
Fidelity® VIP Freedom 2015SM SC2
Fidelity® VIP Freedom 2025SM SC2
Fidelity® VIP Freedom 2035SM SC2
Fidelity® VIP Freedom 2045SM SC2
Fidelity® VIP Freedom 2055SM SC2
Fidelity® VIP Freedom 2065 SM SC2
Asset Allocation Funds
Fidelity® VIP FundsManager® 20% SC2
Fidelity® VIP FundsManager® 60% SC2
Fidelity® VIP FundsManager® 50% SC2
Fidelity® VIP FundsManager® 70% SC2
Fidelity® VIP FundsManager® 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income
and Growth Fund Class 4
Large Blend
Fidelity® VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio, Service Class
Mid Blend
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund
Small Blend
BNY Mellon Investment Portfolios: Small Cap Stock
Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Fund - Developing Growth Portfolio(1)
Clearbridge Variable Small Cap Growth 1
International Stock Funds
Developed Markets
Fidelity® VIP Overseas Portfolio SC 2(1)
MFS VIT II International Growth Portfolio, Service Class
Emerging Markets
American Funds IS New World Fund Class 4
Real Estate
Fidelity® VIP Real Estate SC2
Bond Funds
Corporate Bond
Fidelity® VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4(1)
Vanguard VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. Class III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity® VIP Overseas Portfolio SC2
Lord Abbett Series Fund - Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
(b) The Fixed Account — You also may direct Your money to the Fixed Account and receive a guaranteed rate of return which is guaranteed to not be less than 1%. For additional information about the Fixed Account and the Investment Options available thereunder, please see Your Certificate or “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds—The Fixed Account.” The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability.
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When can I transfer between accounts?
At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract—Transactions— Transfers.”
May I withdraw all or part of my Participant Account Value before the Annuity Date?
Unless restricted by the IRC or Your employer’s Plan, You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses—Surrender Charges” and/or a Market Value Adjustment as described in “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds—The Fixed Account.” You should refer to Your Certificate for Your specific charges. In any Certificate Year, You may withdraw a portion of Your premium payments received for Your Certificate and not assumed to have been previously withdrawn without a surrender charge and/or a Market Value Adjustment. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Certificate. For complete details see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
The IRC provides an additional tax (penalty tax) for early distributions from Qualified Contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, except under certain circumstances. See “Tax Consequences.”
What are the charges or deductions?
The Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5% for Certificates issued under Qualified Plans, as defined in this prospectus.
We will deduct a mortality and expense risk fee (“M&E Fee”) of no greater than 1.25% (annual rate) from the Subaccounts. The M&E Fee is computed on a daily basis.
We will deduct an annual maintenance fee from Your Participant Account Value on each Certificate Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Certificate. The annual maintenance fee may not exceed $36. We will waive this fee if Your Participant Account Value equals or exceeds the Participant Account Value threshold specified in Your employer’s Contract, but the threshold will not exceed $50,000 at the time the fee is assessed. This threshold will be stated in Your Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
We may deduct a surrender charge on certain surrenders and withdrawals. The surrender charge is a percentage of the premium payments withdrawn or surrendered. In addition, We may apply a Market Value Adjustment for surrenders, withdrawals, transfers and annuitizations from the Fixed Account. For withdrawals from the Variable Account, the surrender charge is deducted from the Participant’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
We may reduce, waive or eliminate one or more of the above referenced charges or deductions for the Contract or Certificates under a particular Plan. We will not, however, reduce, waive, or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person. You should refer to Your Certificate for Your specific charges.
What charges will I pay on an annual basis for optional riders?
The Contract Owner may select any of the optional riders described below for all Participants in its Plan. Alternatively, any optional rider available under a Contract or Certificate that the Contract Owner has not selected for all Participants in its Plan, may be elected by a Participant at the time of Certificate issue. One or more of these optional riders may not be available to all Plans. You should refer to the Contract and enrollment form for the optional riders available to You.
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Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. The premium bonus will never exceed 5% and will never be paid longer than 5 years. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. There may be a separate charge for this rider.
Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
What are the federal income tax consequences of investing in a Certificate?
Premium payments made on a pre-tax basis through salary reduction (other than designated Roth contributions) and employer contributions are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Certificate. Distributions will be taxable as ordinary income when received with the exception of benefits attributable to designated Roth premium payments. Earnings attributable to designated Roth premium payments may not be subject to income tax if certain conditions are met. See “Tax Consequences” for further discussion.
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract –Transactions-Surrender or Withdrawal Before Commencement of Annuity Period.”
If I receive my Certificate and am dissatisfied, may I return it?
You may return the Certificate to HMLIC within 30 days of Your receipt of the Certificate. HMLIC will refund the greater of (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance, or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Annuity Date set by the terms of Your Certificate, or the terms of the Plan. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Certificate. See “The Contract-Annuity Payment Options”.
Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments.
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Participant reaches age 72. See “Tax Consequences.”
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Fee Tables and Example

The following tables describe the maximum fees and expenses that You may pay when buying, owning and surrendering the Certificate. The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender the Certificate or transfer cash value between Investment Options. State premium taxes may also be deducted. These tables assume that all fees and expenses assessed under the contract are applicable. Actual fees and expenses applicable to Your Certificate will be shown in Your Certificate.
Participant Transaction Expenses(1)
Surrender Charges(2) (as a percentage of premium payments surrendered or withdrawn, if applicable)
Maximum Surrender Charge	% of the premium payments surrendered or withdrawn
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
The next table describes the maximum fees and expenses that You will pay periodically during the time that You own the Certificate, not including Underlying Fund fees and expenses.
Periodic Fees and Expenses
Annual Maintenance Fee(3)	$ 36
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Rider Charges (as a percentage of average Participant Account Value)
Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium	0.20% (4)
Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest	0.30% (4)
Guaranteed Minimum Death Benefit Rider — Return of Premium	0.05%
Premium Bonus Rider	0.50%
The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2020. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Fund Operating Expenses(5)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.13%	1.35%
(1)	Any premium taxes relating to this Certificate may be deducted from the premium or deducted in computing the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 3.5% for Certificates issued under Qualified Plans, as defined in this prospectus.
(2)	See Your Certificate for the surrender charge schedule that applies to You. In no event will the surrender charge apply after the 10th Certificate Anniversary. If Your Certificate does include surrender charges the maximum charges would be year 1, 8%, year 2, 7.5%, year 3, 7%, year 4, 6%, year 5, 5% and 0% thereafter.
(3)	We deduct a pro rata portion of the annual maintenance fee upon the surrender of the Certificate. The annual maintenance fee is waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. If the Participant has multiple deferred annuity contracts or certificates with Us We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
(4)	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.
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The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund (“Global Allocation Fund”), each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and the Global Allocation Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and Global Allocation Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectuses for the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Global Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.
Example
This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.
The Example assumes that You invest $10,000 at Certificate issue in the Variable Account of the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2020, without reflecting the impact of any Underlying Fund fee or expense waivers, and a surrender charge as described above. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
If You surrender Your Certificate at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,149	$1,757	$2,271	$3,588
If You do NOT surrender or if You annuitize Your Certificate at the end of the applicable time period:
1 year	3 years	5 years	10 years
$337	$1,024	$1,731	$3,588
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in "Appendix A - Condensed Financial Information” and in the Statement of Additional Information.
Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
(5)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2020. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “The Contract—Transaction-Market Timing” for a discussion of these redemption fees.
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Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.
The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.
The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.
The Separate Account
On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.
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The Underlying Funds
Each of the Underlying Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.
The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Underlying Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”. Not all Investment Options may be available to all Plans.
Name	Objective	Investment Type	Adviser
Fidelity ® VIP Freedom 2015 Portfolio℠ SC2(1)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2015 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2025 Portfolio℠ SC2(1)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2025 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2035 Portfolio℠ SC2(1)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2035 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2045 Portfolio℠ SC2(1)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2045 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2055 Portfolio℠ SC2(1)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2055 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2065 Portfolio℠ SC2(1)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2065 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 20% SC2(1)	High current income	Asset allocation	The Fidelity® VIP FundsManager® 20% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 50% SC2(1)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 50% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 60% SC2(1)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 60% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 70% SC2(1)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 70% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 85% SC2(1)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 85% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
American Funds IS Blue Chip Income and Growth Fund	Current income and long-term capital appreciation	Large value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management Company℠.
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Name	Objective	Investment Type	Adviser
Fidelity ® VIP Index 500 Portfolio SC2	Current income/Capital growth	Large core	The Fidelity® VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 600 is managed by Goede, a subadvisor to the fund.
JPMorgan Insurance Trust U.S. Equity Portfolio	High total return	Large core	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the JPMorgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.
American Funds IS Growth Fund	Long-term capital growth	Large growth	The American Funds IS Growth Fund is advised by Capital Research and Management Company℠.
MFS VIT III Mid Cap Value Portfolio, Service Class	Capital appreciation	Medium value	The MFS VIT III Mid Cap Value Portfolio is advised by MFS.
Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Investment Management, Inc. and subadvised by Ameritas Investment Partners, Inc.
Wells Fargo VT Discovery Fund(SM)	Long-term capital appreciation	Medium growth	The Wells Fargo VT Discovery Fund (SM) is subadvised by Wells Fargo Funds Management, LLC.
JPMorgan Small Cap Value Fund	Long-term capital growth	Small value	The JPMorgan Small Cap Value Fund is advised by J. P. Morgan Investment Management Inc.
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares	Long-term capital growth	Small core	BNY Mellon Investment Portfolios. Small Cap Stock Index Portfolio is advised by BNY Mellon Investment Adviser, Inc.
Lord Abbett Series Fund - Developing Growth Portfolio(2)	Long-term capital growth	Small growth	The Lord Abbett Series Fund — Developing Growth Portfolio is advised by Lord, Abbett & Co. LLC.
Clearbridge Variable Small Cap Growth 1	Long-term capital growth	Small growth	The Clearbridge Variable Small Cap Growth 1 is advised by Legg Mason Partners Fund Advisor, LLC.
American Funds IS New World Fund	Long-term capital appreciation	Emerging markets	The American Funds IS New World Fund is advised by Capital Research and Management CompanySM.
Fidelity ® VIP Overseas Portfolio SC2(2)	Long-term capital growth	Developed markets	The Fidelity® VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
MFS VIT II International Growth Portfolio, Service Class	Capital appreciation	Developed markets	The MFS VIT II International Growth Portfolio is advised by MFS.
Fidelity ® VIP Real Estate SC2	Above average income and long term capital growth	Real estate	The Fidelity® VIP Real Estate Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
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Name	Objective	Investment Type	Adviser
BlackRock High Yield V.I. Class III	Maximize total return, consistent with income generation and prudent investment management	High Yield bond	The BlackRock High Yield V.I. III is advised by BlackRock Advisers, LLC.
Fidelity ® VIP Investment Grade Bond Portfolio SC2	Current income	Corporate bond	The Fidelity® VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
Templeton Global Bond VIP Fund—Class 4(2)	High current income/Preservation of capital	Global bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.
Vanguard VIF Global Bond Index	High current income/Preservation of capital	Global bond	The Vanguard VIF Global Bond Index is advised by the Vanguard Group.
American Funds IS Managed Risk Asset Allocation Fund(1)	High total return; Long-term capital appreciation; Preservation of capital while seeking to manage volatility and provide downside protection	Balanced	The American Funds IS Managed Risk Asset Allocation Fund is advised by Capital Research and Management Company℠. Milliman Financial Risk Management LLC is the subadviser with respect to the management of the fund’s managed risk strategies.
Wilshire VIT Global Allocation Fund(1)	Long-term total rate of return; capital appreciation	Balanced	The Wilshire VIT Fund is advised by Wilshire Advisors LLC.
T. Rowe Price Government Money Portfolio	Current income/Preservation of capital	Money market	The T. Rowe Price Government Money Portfolio is advised by T. Rowe Price Associates, Inc.
(1)	Each of these Underlying Funds is considered a “fund of funds”. This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.
(2)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Fund - Developing Growth Portfolio
Templeton Global Bond VIP Fund – Class 4
The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Availability of Options—Some Underlying Funds may not be available through certain Plans or in some states. For example, some Underlying Funds may be unavailable in a particular state due to state law limits on total aggregate charges applicable to investment options offered.
Limit on Number of Subaccounts Selected—HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Certificate.
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Selection of Underlying Funds—We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”). We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Participant Account Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. The Plan will determine which Investment Options are available for its Participants. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment advisor or a sub-advisor of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all of such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Plan Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of the payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Certificates and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisors or subadvisors (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts (and the Certificates thereunder), and that We, in the role of intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.
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The Contract
Who owns the money accumulated under the Contract?
Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.
Participants’ Rights
The Contract and the Certificates thereunder will be issued under a Qualified Retirement Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC.
Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Retirement Plan is generally prohibited.
Purchasing a Certificate
To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401 Plans the employer will purchase the Certificate on behalf of the employee/ Participant, but the Participant will still be required to complete an enrollment form and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Enrollment forms are to be sent to Our Home Office. If a registered representative recommended and completed the enrollment form and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.
Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.
Canceling the Certificate
You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
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Premium Payments
Amount and Frequency of Premium Payments—Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time on that day. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders —Premium Bonus Rider”, below. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval.
The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences - Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, operating expenses of the Underlying Fund and the deduction of certain charges under the Certificate.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Significant events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Mutual Funds invest, which may cause the Mutual Funds underlying Your Contract to lose value. There can be no assurance that We, the Mutual Funds or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
18

Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions, set forth below and the market timing restrictions (see “Market Timing”) You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets Your investment criteria:
•	No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
•	If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.
Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.
A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
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Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program.
HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
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All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Premium Allocations—A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Participants may be subject to the risks described above.
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The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans —Loans may be available in certain Qualified Contracts if allowed by the plan. The terms of such loans are subject to the provisions of the plan, Our loan agreement and loan endorsement, and the IRC. See “Tax Consequences.”
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. The loan interest rate may change annually on the anniversary date of the loan. We will send You a notice 30 days prior to any interest rate change on Your Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Participant Account Value may only be withdrawn from Qualified Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.
The surrender or partial withdrawal of Variable Account Value ( including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distribution. (See “Tax Consequences.”)
A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Other Information—Forms Availability.” Additional forms or requirements may be imposed by the employer.
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:
1.	from the premium payment paid on a first in first out basis; then
2.	from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.
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Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.
If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.
Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.
The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.
The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Systematic Withdrawals—Before Commencement of an Annuity Period, You may take systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Option from which those withdrawals will be taken must be submitted to Us in writing, be in good form and approved by Us. Any applicable surrender charges and Market Value Adjustment will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required minimum distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
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Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.
If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Contract Discontinuance Provision—This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value (plus any interest due), plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value, plus interest due, will be paid annually thereafter.
Deductions and Expenses
We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.
Services and Benefits We Provide:
•	the death benefit, and cash benefits under the Certificates
•	access to Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners and Participants
•	Annuity Payment options
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Costs and Expenses We Incur:
•	costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fee)
Risks We Assume:
•	that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct
Waiver, Reduction or Elimination of Deductions and Expenses—We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular employer’s Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
•	The number of Participants under the Plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Plan;
•	The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Certificates;
•	Our assessment of the financial risk to Us relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
•	Features of the Plan.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.
All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. We may deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.
The surrender charge will never be greater than the schedule below:
Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
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In no event will the surrender charge apply after the 10th Certificate Anniversary.
The “premium year” is the period of time from the date the premium was paid. The following example illustrates how the surrender charge is applied.
Assume that the surrender charge is as shown in the schedule above. You surrender Your Certificate in the last month of the seventh year of the Certificate. Any premium received in the first year of the Certificate would not be subject to a surrender charge but any premium received in the first month of the third year of the Certificate would be subject to a 5% surrender charge. If You surrender Your Certificate at any time after the 10th year of the Certificate, no surrender charge would apply to any premium.
Withdrawals may not be made from Qualified Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.
In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Fee—We will deduct an annual maintenance fee of no more than $36 from the Account Value of each Certificate on each Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts for the life of the Certificate. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The Mortality Risk is a risk that Our Annuitant’s will live longer than predicted in the actuarial tables. The Expense Risk is a risk that Our contract fees will not be sufficient to cover our costs of issuing and administering the Contracts.
If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
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Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Operating Expenses of the Underlying Funds—The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.
Death Benefits
Death Benefit Proceeds
If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any rider attached to the Certificate.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Guaranteed Minimum Death Benefit Riders—The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
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Guaranteed Minimum Death Benefit—Return of Premium
Death Benefit under this rider—Prior to the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider termination—This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date.
This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Step-up with Return of Premium
Death Benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider; or
4.	the Step-Up Death Benefit described in this rider.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix B for an example of the calculation of this death benefit.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
Step-Up Death Benefit—The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
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We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.
The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Return of Premium with Interest
Death benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider attached to the Certificate; or
3.	the Return of Premium with Interest Death Benefit described in this rider.
Return of Premium with Interest Death Benefit—On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:
1.	5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.
2.	0 percent thereafter.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix B—Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.
Maximum Return of Premium with Interest Death Benefit value—The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
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Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 72 or retires. (See “Tax Consequences”)
The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.
We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received at Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Certificate.
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Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies) as scheduled.
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.
Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.
Joint and Survivor Annuity—Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2⁄3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Other Payout Options—If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:
a.	receive the proceeds in a lump sum less any applicable surrender charges and adjusted by any Market Value Adjustment, or
b.	leave the Certificate with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9),(See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.	elect any other payout option that HMLIC makes available.
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Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected. Not all Subaccounts may be available for Annuity Payments.
The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccount(s) may be available for Annuity Payments.
Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
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Purchasing an annuity contract/certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Premature Distribution Tax—In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Participant reaches age 59½;
•	made on or after the death of a Participant;
•	attributable to the Participant becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Death Benefits—Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.
Contract/Certificate Transactions—A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Contract is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.
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Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exception to this is the amount of salary reductions designated as a Roth contribution (discussed below). These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Participant’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Participant’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Participant has an “investment in the contract.” The investment in the contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract/Certificate, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract/Certificate is considered qualified if it is made more than five years after establishment of the account and made after the Participant attains age 59½, dies or becomes disabled.
Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Certificate, and the loan is evidenced by a legally enforceable agreement.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract/Certificate will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 Contracts/Certificates only amounts eligible for distribution can be rolled over.
34

Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional Individual Retirement Annuity (IRA), an IRC Section 408(k) Simplified Employee Pension (SEP) IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, a Section 401(k) plan, or to a Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
IRC Section 408(p) Savings Incentive Match Plan for Employees (SIMPLE IRA) may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.
For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Participant reaches age 59 ½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)	for a qualified birth or adoption, and
10)	Coronavirus Related Distribution made between January 1, 2020 and December 31, 2020.
Required Minimum Distributions—The Participant of a Qualified Contract is generally required to take certain required minimum distributions during the Participant’s life, and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.
35

The Participant must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 403(b) plans, Section 457(b) plans, and 401 plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 72 or attained age 70 ½ in 2019 and prior years or retires.
Upon the death of the Participant, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Certificate Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Certificate Owner, and 5) a minor child of the Certificate Owner. For a minor child of the Certificate Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Participant dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Certificate Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Certificate Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 72. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an “inherited IRA”.
If a beneficiary is not designated or is not an individual and the Certificate Owner dies after the required beginning date distributions are required to be made over the Certificate Owner’s remaining life expectancy, or if the Certificate Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Certificate Owner’s death.
CARES Act waiver of required minimum distributions—For calendar year 2020 The CARES Act waives required minimum distributions from Qualified Retirement Plans and IRAs, including for individuals with a required beginning date of April 1, 2020. For instances where the beneficiary is required to complete a distribution within five years of the death of the owner, calendar year 2020 disregarded. Required minimum distributions already received may be treated as a direct rollover to a Qualified Retirement Plan or IRA.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, Qualified Retirement Plans may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $19,500 for 2021 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2021, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your Plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
36

Distributions from Section 403(b) Certificates generally cannot be made until the Participant attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. 403(b) Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Certificates are subject to the required minimum distribution rules.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $19,500 for 2021 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with emoloyee salary reduction amounts canot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2021, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Certificates generally cannot be made until the Participant attains age 59 ½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Certificate accumulations may be eligible for a tax free rollorver to another eligible retirement plan. 457(b) Contracts/Certificates are subject to the required minimum distribution rules.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. A retirement plan qualified under IRC Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Participant’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $19,500 for 2021 or 100% of includable compensation. Additional catch-up amounts, up to $6,500 for 2021 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401 Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 Certificates are subject to the required minimum distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.
37

Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.
We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.
Other Information
Distribution of the Contract— The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 5.25% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings— HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.
Modification of the Contract and Certificates— The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.
Registration Statement— A registration statement of which this prospectus is a part, has been filed with the SEC under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.
Communications to Participants— To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030
38

(toll-free) or by accessing HMLIC’s website at horacemann.com.HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.
Participant Inquiries— A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability— Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
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Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.
The Separate Account was established in 2006 but not funded until January 2, 2008. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit We use to calculate the value of Your interest in a Subaccount. The Calvert VP S&P MidCap 400 Index and Templeton Global Bond VIP Fund were added to the Separate Account on May 1, 2010. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013. The JPMorgan Insurance Trust U.S. Equity Portfolio, American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS Growth Fund and American Funds IS Blue Chip Income and Growth Fund were added to the Separate Account on May 1, 2014. The MFS Mid Cap Value Portfolio, Franklin High Income VIP Fund, Fidelity® VIP Real Estate SC2, JPMorgan Small Cap Value, Fidelity VIP® Freedom 2015 PortfolioSM SC2, Fidelity® VIP Freedom 2025 PortfolioSM SC2, Fidelity® VIP Freedom 2035 PortfolioSM SC2, Fidelity® VIP Freedom 2045 PortfolioSM SC2, Fidelity® VIP FundsManager 20% SC2, Fidelity® VIP FundsManager 50% SC2, Fidelity® VIP FundsManager 60% SC2, Fidelity® VIP FundsManager 70% SC2, and Fidelity® VIP FundsManager 85% SC2 were added to the Separate Account on May 1, 2015. The BlackRock High Yield V.I. Class III was added to the Separate Account on May 1, 2017. The ClearBridge Variable Small Cap Growth I, MFS VIT II International Growth Service Class and Vanguard VIF Global Bond Index were all added to the Separate Account on May 1, 2019. The Fidelity VIP Freedom 2055 SC2 and Fidelity VIP Freedom 2065 SC2 were added to the Separate Account on May 1, 2020. The Fidelity® VIP Investment Grade Bond Portfolio IC and the MFS VIT New Discover Fund Initial Class were added to the Separate Account on May 1, 2021, therefore no information is included in the table below. All other Underlying Funds not specified above were added to the Separate Account on January 2, 2008.
The tables below show two sets of Accumulation Unit Values that reflect the highest and lowest levels of annual expenses available under the Contracts as of the date of this prospectus. The information for all other Accumulation Unit Values is in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by writing to Us at P.O. Box 4657, Springfield, Illinois 62708-4657, calling Us at (800) 999-1030, or faxing Us at (877) 832-3785.
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Washington Mutual Investors Fund	12/31/2020	$ 21.49	$ 23.10	3
	12/31/2019	17.92	21.49	3
	12/31/2018	19.88	17.92	3
	12/31/2017	17.18	19.88	3
	12/31/2016	14.54	17.18	3
	12/31/2015	15.06	14.54	3
	12/31/2014	13.62*	15.06	9
American Funds IS Global Bond Fund	12/31/2020	$ 12.33	$ 13.52	8
	12/31/2019	11.71*	12.33	9
American Funds IS Growth Fund	12/31/2020	$154.01	$230.77	198
	12/31/2019	119.54	154.01	198
	12/31/2018	121.66	119.54	198
	12/31/2017	96.39	121.66	198
	12/31/2016	89.31	96.39	2
	12/31/2015	84.39	89.31	2
	12/31/2014	78.04*	84.39	2
40

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Managed Risk Asset Allocation Fund	12/31/2020	$ 15.79	$ 16.41	10
	12/31/2019	13.63	15.79	10
	12/31/2018	14.60	13.63	10
	12/31/2017	12.87	14.60	10
	12/31/2016	12.05	12.87	10
	12/31/2015	12.24	12.05	10
	12/31/2014	11.93*	12.24	11
American Funds IS New World Fund Class 4	12/31/2020	$ 31.17	$ 37.95	341
	12/31/2019	24.50	31.17	342
	12/31/2018	28.93	24.50	343
	12/31/2017	22.69	28.93	344
	12/31/2016	21.87	22.69	345
	12/31/2015	22.89	21.87	37
	12/31/2014	24.81*	22.89	5
BlackRock High Yield V.I. Class III	12/31/2020	$ 8.03	$ 8.43	20
	12/31/2019	7.15	8.03	20
	12/31/2018	7.52	7.15	20
	12/31/2017	7.38*	7.52	6,885
BNY Mellon Small Cap Stock Index Portfolio—Service Shares (formerly Dreyfus)	12/31/2020	$ 36.90	$ 40.31	555
	12/31/2019	30.57	36.90	542
	12/31/2018	34.01	30.57	524
	12/31/2017	30.63	34.01	550
	12/31/2016	24.70	30.63	752
	12/31/2015	25.70	24.70	7
	12/31/2014	24.86	25.70	7
	12/31/2013	17.94	24.86	7
	12/31/2012	15.57	17.94	7
	12/31/2011	15.71	15.57	11
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2020	$152.44	$170.25	199
	12/31/2019	122.92	152.44	194
	12/31/2018	140.76	122.92	189
	12/31/2017	123.26	140.76	191
	12/31/2016	104.22	123.26	235
	12/31/2015	109.02	104.22	2
	12/31/2014	101.40	109.02	2
	12/31/2013	77.68	101.40	2
	12/31/2012	66.78	77.68	2
	12/31/2011	68.85	66.78	4
ClearBridge Variable Small Cap Growth I	12/31/2020	$ 30.18	$ 42.98	3
	12/31/2019	28.49*	30.18	4
41

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Freedom 2015 PortfolioSM SC2	12/31/2020	$ 16.43	$ 18.57	8
	12/31/2019	14.00	16.43	8
	12/31/2018	14.86	14.00	8
	12/31/2017	13.01	14.86	8
	12/31/2016	12.39	13.01	8
	12/31/2015	12.95*	12.39	8
Fidelity ® VP Freedom 2025 PortfolioSM SC2	12/31/2020	$ 17.91	$ 20.59	7
	12/31/2019	14.81	17.91	7
	12/31/2018	15.97	14.81	7
	12/31/2017	13.65	15.97	7
	12/31/2016	12.95	13.65	7
	12/31/2015	13.63*	12.95	7
Fidelity ® VIP Freedom 2035 PortfolioSM SC2	12/31/2020	$ 28.33	$ 33.00	273
	12/31/2019	22.46	28.33	187
	12/31/2018	24.95	22.46	5
	12/31/2017	20.38	24.95	5
	12/31/2016	19.24	20.38	5
	12/31/2015	20.44*	19.24	5
Fidelity ® VIP Freedom 2045 PortfolioSM SC2	12/31/2020	27.09	31.97	5
	12/31/2019	$ 21.22	$ 27.09	5
	12/31/2018	23.72	21.22	5
	12/31/2017	19.34	23.72	5
	12/31/2016	18.25	19.34	5
	12/31/2015	19.39*	18.25	5
Fidelity ® VIP Freedom 2055 PortfolioSM SC2	12/31/2020	$ 9.53*	12.96	13
Fidelity ® VIP Freedom 2065 PortfolioSM SC2	12/31/2020	$ 9.50*	12.93	13
Fidelity ® VIP FundsManager® 20% SC2	12/31/2020	$ 12.57	$ 13.40	20
	12/31/2019	11.57	12.57	19
	12/31/2018	11.95	11.57	20
	12/31/2017	11.30	11.95	20
	12/31/2016	11.10	11.30	20
	12/31/2015	11.36*	11.10	9
Fidelity ® VIP FundsManager® 50% SC2	12/31/2020	$ 14.98	$ 16.85	1,387
	12/31/2019	12.89	14.98	1,168
	12/31/2018	13.79	12.89	935
	12/31/2017	12.22	13.79	695
	12/31/2016	11.89	12.22	445
	12/31/2015	12.38*	11.89	159
Fidelity ® VIP FundsManager® 60% SC2	12/31/2020	$ 14.61	$ 16.58	524
	12/31/2019	12.30	14.61	463
	12/31/2018	13.32	12.30	589
	12/31/2017	11.55	13.32	521
	12/31/2016	11.15	11.55	447
	12/31/2015	11.61*	11.15	9
42

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP FundsManager® 70% SC2	12/31/2020	$ 16.27	$ 18.59	13
	12/31/2019	13.49	16.27	13
	12/31/2018	14.80	13.49	854
	12/31/2017	12.60	14.80	694
	12/31/2016	12.13	12.60	528
	12/31/2015	12.68*	12.13	8
Fidelity ® VIP FundsManager® 85% SC2	12/31/2020	$ 16.95	$ 19.63	130
	12/31/2019	13.60	16.95	132
	12/31/2018	15.15	13.60	133
	12/31/2017	12.48	15.15	135
	12/31/2016	11.96	12.48	136
	12/31/2015	12.57*	11.96	8
Fidelity ® VIP Index 500 Portfolio SC2	12/31/2020	$393.35	$458.16	169
	12/31/2019	303.95	393.35	165
	12/31/2018	323.08	303.95	128
	12/31/2017	269.44	323.08	129
	12/31/2016	244.45	269.44	209
	12/31/2015	244.87	244.45	36
	12/31/2014	218.84	244.87	39
	12/31/2013	167.94	218.84	39
	12/31/2012	147.02	167.94	39
	12/31/2011	146.19	147.02	39
Fidelity ® VIP Investment Grade Bond Portfolio SC2	12/31/2020	$ 17.34	$ 18.57	9
	12/31/2019	16.15	17.34	9
	12/31/2018	16.35	16.15	9
	12/31/2017	16.03	16.35	9
	12/31/2016	15.61	16.03	10
	12/31/2015	15.99	15.61	11
	12/31/2014	15.35	15.99	13
	12/31/2013	15.86	15.35	41
	12/31/2012	15.20	15.86	64
	12/31/2011	14.38	15.20	70
Fidelity ® VIP Overseas Portfolio SC2(1)	12/31/2020	$ 28.42	$ 32.37	254
	12/31/2019	22.57	28.42	239
	12/31/2018	26.90	22.57	223
	12/31/2017	20.95	26.90	207
	12/31/2016	22.40	20.95	126
	12/31/2015	21.95	22.40	107
	12/31/2014	24.24	21.95	90
	12/31/2013	18.85	24.24	73
	12/31/2012	15.85	18.85	54
	12/31/2011	19.41	15.85	41
43

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Real Estate SC2	12/31/2020	$ 24.01	$ 22.10	191
	12/31/2019	19.78	24.01	188
	12/31/2018	21.41	19.78	186
	12/31/2017	20.89	21.41	233
	12/31/2016	19.96	20.89	346
	12/31/2015	19.45*	19.96	5
JPMorgan Insurance Trust US Equity Portfolio	12/31/2020	$ 42.72	$ 52.77	5
	12/31/2019	32.93	42.72	5
	12/31/2018	35.67	32.93	5
	12/31/2017	29.69	35.67	5
	12/31/2016	27.03	29.69	5
	12/31/2015	26.92	27.03	5
	12/31/2014	24.04	26.92	5
JPMorgan Small Cap Value Fund	12/31/2020	$ 32.43	$ 34.14	4
	12/31/2019	27.44	32.43	4
	12/31/2018	32.18	27.44	4
	12/31/2017	31.44	32.18	4
	12/31/2016	24.36	31.44	4
	12/31/2015	26.64*	24.36	4
Lord Abbett Series Fund Developing Growth Portfolio(1)	12/31/2020	$ 40.02	$ 68.17	6
	12/31/2019	30.80	40.02	6
	12/31/2018	29.85	30.80	6
	12/31/2017	23.21	29.85	6
	12/31/2016	23.96	23.21	6
	12/31/2015	26.44	23.96	6
	12/31/2014	25.67	26.44	6
	12/31/2013	18.17*	25.67	5
MFS VIT II International Growth Service	12/31/2020	$ 16.02	$ 18.40	7
	12/31/2019	14.68*	16.02	7
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2020	$ 13.72	$ 14.16	10
	12/31/2019	10.55	13.72	10
	12/31/2018	12.08	10.55	10
	12/31/2017	10.78	12.08	63
	12/31/2016	9.43	10.78	53
	12/31/2015	10.14*	9.43	42
T. Rowe Price Government Money Portfolio	12/31/2020	$ 0.92	$ 0.91	22,913
	12/31/2019	0.92	0.92	22,521
	12/31/2018	0.92	0.92	22,239
	12/31/2017	0.93	0.92	21,847
	12/31/2016	0.94	0.93	2,660
	12/31/2015	0.95	0.94	2,274
	12/31/2014	0.96	0.95	1,893
	12/31/2013	0.97	0.96	1,516
	12/31/2012	0.99	0.97	1,129
	12/31/2011	1.00	0.99	1,217
44

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Templeton Global Bond VIP Fund - Class 4(1)	12/31/2020	$ 21.73	$ 20.31	493
	12/31/2019	21.60	21.73	484
	12/31/2018	21.47	21.60	476
	12/31/2017	21.36	21.47	478
	12/31/2016	21.03	21.36	468
	12/31/2015	22.27	21.03	457
	12/31/2014	22.17	22.27	451
	12/31/2013	22.11	22.17	436
	12/31/2012	19.47	22.11	426
	12/31/2011	19.90	19.47	425
Wells Fargo VT Discovery Fund	12/31/2020	$ 54.84	$ 88.16	6
	12/31/2019	39.92	54.84	6
	12/31/2018	43.55	39.92	5
	12/31/2017	34.20	43.55	6
	12/31/2016	32.30	34.20	6
	12/31/2015	33.29	32.30	6
	12/31/2014	33.71	33.29	6
	12/31/2013	23.83	33.71	6
	12/31/2012	20.34	23.83	6
	12/31/2011	20.53	20.34	16
	12/31/2010	15.37	20.53	10
Vanguard VIF Global Bond Index	12/31/2020	$ 21.33	$ 22.63	5
	12/31/2019	20.35*	21.33	5
Wilshire VIT Global Allocation Fund	12/31/2020	$ 30.71	$ 33.94	1,727
	12/31/2019	26.26	30.71	1,564
	12/31/2018	28.68	26.26	2,299
	12/31/2017	25.21	28.68	1,013
	12/31/2016	24.07	25.21	1,184
	12/31/2015	24.37	24.07	1,176
	12/31/2014	24.14	24.37	1,200
	12/31/2013	20.66	24.14	230
	12/31/2012	18.65	20.66	230
	12/31/2011	19.00	18.65	234
	12/31/2010	17.39	19.00	210
0.75 M & E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Income and Growth Fund	12/31/2020	$ 21.39	$ 23.03	110,353
	12/31/2019	17.81	21.39	83,285
	12/31/2018	19.70	17.81	61,426
	12/31/2017	17.00	19.70	45,135
	12/31/2016	14.46	17.00	29,731
	12/31/2015	15.05	14.46	10,098
	12/31/2014	13.62*	15.05	121
45

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Growth Fund	12/31/2020	$157.19	$236.71	19,901
	12/31/2019	121.40	157.19	17,864
	12/31/2018	122.94	121.40	13,683
	12/31/2017	96.77	122.94	10,216
	12/31/2016	89.26	96.77	6,814
	12/31/2015	84.34	89.26	2,239
	12/31/2014	78.04*	84.34	4
American Funds IS Manged Risk Asset Allocation Fund	12/31/2020	$ 16.17	$ 16.99	23,927
	12/31/2019	13.81	16.17	20,260
	12/31/2018	14.63	13.81	15,186
	12/31/2017	12.84	14.63	13,902
	12/31/2016	12.06	12.84	12,684
	12/31/2015	12.24	12.06	8,159
	12/31/2014	11.93*	12.24	10
American Funds IS New World Fund	12/31/2020	$ 31.87	$ 39.01	20,272
	12/31/2019	24.93	31.87	16,379
	12/31/2018	29.29	24.93	13,738
	12/31/2017	22.86	29.29	12,205
	12/31/2016	21.93	22.86	10,194
	12/31/2015	22.86	21.93	2,727
	12/31/2014	24.81*	22.86	578
BlackRock High Yield V.I. Class III	12/31/2020	$ 8.34	$ 8.86	6,496
	12/31/2019	7.32	8.34	5,545
	12/31/2018	7.59	7.32	2,862
	12/31/2017	7.38*	7.59	1,591
BNY Mellon Small Cap Stock Index Portfolio—Service Shares (formerly Dreyfus)	12/31/2020	$ 39.69	$ 43.58	186,758
	12/31/2019	32.72	39.69	150,858
	12/31/2018	36.22	32.72	119,771
	12/31/2017	32.46	36.22	98,264
	12/31/2016	26.01	32.46	74,365
	12/31/2015	26.83	26.01	10,936
	12/31/2014	25.71	26.83	7,751
	12/31/2013	18.41	25.71	6,483
	12/31/2012	16.02	18.41	5,459
	12/31/2011	16.06	16.02	3,720
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2020	$161.62	$181.41	33,730
	12/31/2019	129.67	161.62	29,210
	12/31/2018	147.75	129.67	24,000
	12/31/2017	128.74	147.75	19,755
	12/31/2016	108.11	128.74	16,053
	12/31/2015	112.17	108.11	1,142
	12/31/2014	103.68	112.17	423
	12/31/2013	78.84	103.68	260
	12/31/2012	67.88	78.84	109
	12/31/2011	69.14	67.88	41
46

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
ClearBridge Variable Small Cap Growth I	12/31/2020	$ 30.17	$ 42.90	2,517
	12/31/2019	28.49*	30.17	636
Fidelity ® VIP Freedom 2015 PortfolioSM SC2	12/31/2020	$ 16.27	$ 18.34	1,481
	12/31/2019	13.89	16.27	1,619
	12/31/2018	14.78	13.89	745
	12/31/2017	12.97	14.78	3,538
	12/31/2016	12.38	12.97	3,468
	12/31/2015	12.95*	12.38	48
Fidelity ® VP Freedom 2025 PortfolioSM SC2	12/31/2020	$ 17.74	$ 20.37	11,599
	12/31/2019	14.71	17.74	4,338
	12/31/2018	15.90	14.71	3,621
	12/31/2017	13.63	15.90	4,380
	12/31/2016	12.95	13.63	2,848
	12/31/2015	13.63*	12.95	822
Fidelity ® VIP Freedom 2035 PortfolioSM SC2	12/31/2020	$ 28.20	$ 33.02	14,838
	12/31/2019	22.35	28.20	14,373
	12/31/2018	24.88	22.35	14,094
	12/31/2017	20.37	24.88	13,689
	12/31/2016	19.26	20.37	11,947
	12/31/2015	20.44*	19.26	12
Fidelity ® VIP Freedom 2045 PortfolioSM SC2	12/31/2020	$ 26.82	$ 31.66	20,971
	12/31/2019	21.06	26.82	17,141
	12/31/2018	23.62	21.06	13,687
	12/31/2017	19.30	23.62	11,956
	12/31/2016	18.24	19.30	7,170
	12/31/2015	19.39*	18.24	176
Fidelity ® VIP Freedom 2055 PortfolioSM SC2	12/31/2020	$ 9.53*	$ 12.95	100
Fidelity ® VIP Freedom 2065 PortfolioSM SC2	12/31/2020	$ 9.50*	$ 12.90	34
Fidelity ® VIP FundsManager® 20% SC2	12/31/2020	$ 12.81	$ 13.74	8,964
	12/31/2019	11.72	12.81	1,442
	12/31/2018	12.03	11.72	1,242
	12/31/2017	11.30	12.03	1,034
	12/31/2016	11.10	11.30	46
	12/31/2015	11.36*	11.10	18
Fidelity ® VIP FundsManager® 50% SC2	12/31/2020	$ 15.34	$ 17.34	299
	12/31/2019	13.14	15.34	246
	12/31/2018	13.99	13.14	207
	12/31/2017	12.33	13.99	173
	12/31/2016	11.94	12.33	143
	12/31/2015	12.38*	11.94	16
47

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP FundsManager® 60% SC2	12/31/2020	$ 14.87	$ 16.96	20,829
	12/31/2019	12.46	14.87	20,226
	12/31/2018	13.43	12.46	24,199
	12/31/2017	11.59	13.43	25,002
	12/31/2016	11.16	11.59	23,038
	12/31/2015	11.61*	11.16	17
Fidelity ® VIP FundsManager® 70% SC2	12/31/2020	$ 16.63	$ 19.13	23,334
	12/31/2019	13.67	16.63	20,584
	12/31/2018	14.92	13.67	18,338
	12/31/2017	12.64	14.92	16,310
	12/31/2016	12.14	12.64	14,628
	12/31/2015	12.68*	12.14	8
Fidelity ® VIP FundsManager® 85% SC2	12/31/2020	$ 17.25	$ 20.07	59,200
	12/31/2019	13.78	17.25	53,881
	12/31/2018	15.27	13.78	49,043
	12/31/2017	12.51	15.27	43,502
	12/31/2016	11.95	12.51	40,355
	12/31/2015	12.57*	11.95	37
Fidelity ® VIP Index 500 Portfolio SC2	12/31/2020	$408.47	$478.15	49,262
	12/31/2019	314.08	408.47	46,486
	12/31/2018	332.17	314.08	43,305
	12/31/2017	275.64	332.17	40,881
	12/31/2016	248.86	275.64	36,722
	12/31/2015	248.05	248.86	10,267
	12/31/2014	220.58	248.05	8,796
	12/31/2013	168.45	220.58	7,512
	12/31/2012	146.75	168.45	6,490
	12/31/2011	145.23	146.75	5,236
Fidelity ® VIP Investment Grade Bond Portfolio	12/31/2020	$ 18.18	$ 19.70	48,696
	12/31/2019	16.74	18.18	46,737
	12/31/2018	17.00	16.74	44,602
	12/31/2017	16.47	17.00	43,353
	12/31/2016	15.89	16.47	38,846
	12/31/2015	16.14	15.89	35,368
	12/31/2014	15.40	16.14	32,153
	12/31/2013	15.84	15.40	27,389
	12/31/2012	15.11	15.84	21,448
	12/31/2011	14.22	15.11	16,443
48

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Overseas Portfolio SC2(1)	12/31/2020	$ 26.89	$ 30.78	122,950
	12/31/2019	21.25	26.89	116,926
	12/31/2018	25.20	21.25	116,813
	12/31/2017	19.53	25.20	110,433
	12/31/2016	20.77	19.53	102,825
	12/31/2015	20.26	20.77	87,787
	12/31/2014	22.26	20.26	74,287
	12/31/2013	17.23	22.26	63,675
	12/31/2012	14.42	17.23	54,198
	12/31/2011	17.57	14.42	43,794
	12/31/2010	15.68	17.57	32,653
Fidelity ® VIP Real Estate Portfolio SC2	12/31/2020	$ 24.38	$ 22.55	58,564
	12/31/2019	19.97	24.38	47,361
	12/31/2018	21.51	19.97	43,558
	12/31/2017	20.89	21.51	36,431
	12/31/2016	19.95	20.89	31,193
	12/31/2015	19.45*	19.95	2,164
JPMorgan Insurance Trust US Equity Portfolio	12/31/2020	$ 44.01	$ 54.72	2,443
	12/31/2019	33.65	44.01	1,983
	12/31/2018	36.13	33.65	1,677
	12/31/2017	29.76	36.13	1,238
	12/31/2016	27.02	29.76	1,138
	12/31/2015	26.92	27.02	205
	12/31/2014	24.04*	26.92	5
JPMorgan Small Cap Value Fund	12/31/2020	$ 32.15	$ 33.75	1,094
	12/31/2019	27.26	32.15	1,061
	12/31/2018	32.04	27.26	346
	12/31/2017	31.37	32.04	570
	12/31/2016	24.34	31.37	270
	12/31/2015	26.64*	24.34	203
Lord Abbett Series Fund Developing Growth Portfolio(1)	12/31/2020	$ 40.81	$ 69.91	7,117
	12/31/2019	31.20	40.81	7,006
	12/31/2018	29.97	31.20	6,195
	12/31/2017	23.24	29.97	5,239
	12/31/2016	24.04	23.24	4,022
	12/31/2015	26.38	24.04	2,347
	12/31/2014	25.63	26.38	1,021
	12/31/2013	18.17*	25.63	121
MFS VIT II International Growth Service	12/31/2020	$ 16.00	$ 18.34	2,284
	12/31/2019	14.68*	16.00	1,453
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2020	$ 13.89	$ 14.29	6,254
	12/31/2019	10.71	13.89	2,759
	12/31/2018	12.21	10.71	1,435
	12/31/2017	10.84	12.21	1,547
	12/31/2016	9.44	10.84	762
	12/31/2015	10.14*	9.44	365
49

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Government Money Portfolio	12/31/2020	$ 0.97	$ 0.96	292,457
	12/31/2019	0.96	0.97	133,295
	12/31/2018	0.95	0.96	141,446
	12/31/2017	0.96	0.95	138,522
	12/31/2016	0.96	0.96	90,056
	12/31/2015	0.97	0.96	96,176
	12/31/2014	0.98	0.97	99,534
	12/31/2013	0.99	0.98	92,147
	12/31/2012	0.99	0.99	81,316
	12/31/2011	1.01	0.99	68,542
Templeton Global Bond VIP Fund - Class 4(1)	12/31/2020	$ 22.95	$ 21.56	808
	12/31/2019	22.70	22.95	930
	12/31/2018	22.45	22.70	855
	12/31/2017	22.23	22.45	997
	12/31/2016	21.77	22.23	675
	12/31/2015	22.94	21.77	456
	12/31/2014	22.73	22.94	1,965
	12/31/2013	22.55	22.73	1,906
	12/31/2012	19.76	22.55	1,867
	12/31/2011	20.10	19.76	1,474
Vanguard VIF Global Bond Index	12/31/2020	$ 21.32	$ 22.57	2,575
	12/31/2019	20.35*	21.32	1,686
Wells Fargo VT Discovery FundSM	12/31/2020	$ 59.21	$ 95.59	41,786
	12/31/2019	42.90	59.21	39,447
	12/31/2018	46.51	42.90	36,157
	12/31/2017	36.29	46.51	32,463
	12/31/2016	33.96	36.29	27,745
	12/31/2015	34.73	33.96	21,121
	12/31/2014	34.86	34.73	14,059
	12/31/2013	24.42	34.86	10,365
	12/31/2012	20.89	24.42	8,308
	12/31/2011	20.96	20.89	6,143
Wilshire VIT Global Allocation Fund	12/31/2020	$ 33.02	$ 36.68	71,697
	12/31/2019	28.09	33.02	71,126
	12/31/2018	30.53	28.09	80,105
	12/31/2017	26.71	30.53	12,568
	12/31/2016	25.48	26.71	12,106
	12/31/2015	25.67	25.48	11,713
	12/31/2014	25.30	25.67	12,806
	12/31/2013	21.54	25.30	3,038
	12/31/2012	19.36	21.54	1,824
	12/31/2011	19.62	19.36	1,640
*	Inception price on date Underlying Fund was added to the Separate Account.
(1)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Developing Growth Portfolio
50

Templeton Global Bond Securities Fund Class 4
51

Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Interest GMDB value at issue is equal to the initial Net Premium.
$100,000
The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.053 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.052 = $102,103
The death benefit is the greatest of the Interest GMDB and the Participant Account Value.
Max [$102,103, $101,000] = $102,103
Example for Guaranteed Minimum Death Benefit—Step-Up with Return of Premium (“Step-Up GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	The Participant Account Value on the 1st Certificate Anniversary is $90,000.
•	The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
•	There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000
52

The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:
$105,000
The Step-Up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.
Max [$105,000, $80,000, $101,000] = $105,000
53

Appendix C: Market Value Adjustment Examples

A Market Value Adjustment (“MVA”) may apply if you transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period. An MVA is determined by a mathematical formula designed to measure changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative MVA will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The minimum amount that a Participant will ever receive from the Fixed Account equals 87.5 of the Fixed Net Premium accumulated at the Fixed Account guaranteed interest rate as shown in the Participant’s Certificate, less any outstanding loan balance. The MVA is applied before any applicable surrender charges or other charges are deducted.
The MVA Formula
Any amount that is subject to an MVA is multiplied by an adjustment factor (“MVA Factor”) to determine the amount of the MVA.
MVA Factor = 0.9 × {I – (J + .0025)} × N
Where:
I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the establishment of the Guarantee Period. (As used here, “Treasury Rate” means the U.S. Treasury Note Constant Maturity yield as reported in the Federal Reserve Bulletin Release H.15.)
J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the receipt of the transfer, surrender, withdrawal, or annuitization request. Note: J is limited to 3 percent above or below I for the MVA, regardless of the current interest crediting rate.
N = the number of whole or partial years from the date We receive the transfer, surrender, withdrawal, or annuitization request until the end of the relevant Guarantee Period.
Examples:
Assume the following:
•	There is an initial Net Premium of $1,000 to a five-year Guarantee Period Account.
•	The interest rate is 1 percent.
•	There are no surrender charges.
•	The Participant makes a withdrawal of all Participant Account Value in the Guarantee Period Account at the end of the first year of the Certificate.
Calculation of an MVA in a declining interest rate environment
I 6%
J 3%
N 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.03 + .0025)} × 4 = .099 or 9.9%.
○	MVA = .099 × 1010 = $99.99
○	Final withdrawal value = $1,109.99
Calculation of an MVA in an increasing interest rate environment
I 6%
J 9%
N 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.09 + .0025)} × 4 = -.117 or -11.7%.
○	MVA = -.117 × 1010 = $-118.17
○	Final withdrawal value = $891.83
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Retirement Protector Qualified Variable Deferred Group Annuity Contract funded through Horace Mann Life Insurance Company Qualified Group Annuity Separate Account of Horace Mann Life Insurance Company
May 1, 2021
This prospectus offers a variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).
Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are:
Lifecycle/Target Date Funds
Vanguard® Retirement Income Fund
Vanguard® Target Retirement 2015 Fund
Vanguard® Target Retirement 2025 Fund
Vanguard® Target Retirement 2035 Fund
Vanguard® Target Retirement 2045 Fund
Vanguard® Target Retirement 2055 Fund
Vanguard® Target Retirement 2065 Fund
Large Company Stock Funds
Large Value
T Rowe Price Equity Income Fund—Investor Class
Large Core
Vanguard® 500 Index Admiral Shares
Large Growth
T Rowe Price Growth Stock Fund—Investor Class
Mid-Size Company Stock Funds
Mid Core
Vanguard® Extended Market Index Admiral Shares
Small Company Stock Funds
Small Value
T Rowe Price Small-Cap Value Fund—Investor Class
Small Core
Vanguard® Small Cap Index Admiral Shares
Small Growth
T Rowe Price New Horizons Fund—Investor Class(4)
MFS VIT New Discovery Fund Initial Class
International Stock Funds
Developed Markets
T Rowe Price Overseas Stock Fund—Investor Class
Vanguard® Developed Markets Index—Admiral Shares
Vanguard® Developed Markets Index—Admiral Shares (formerly Investor Shares)(2)
Emerging Markets
T Rowe Price Emerging Markets Stock Fund—Investor Class
Vanguard® Emerging Markets Stock Index Admiral Shares
Real Estate
T Rowe Price Global Real Estate— Investor Class
Vanguard® Real Estate Index Fund Admiral Shares
Bond Funds
Corporate Bonds
T Rowe Price New Income Fund—Investor Class(4)
Fidelity VIP Investment Grade Bond Initial Class
Vanguard® Short-Term Inflation-Protected Securities
Vanguard® Total Bond Market Index Admiral Shares
Global Bond
T Rowe Price International Bond Fund—Investor Class(3)
American Funds IS Capital World Bond Fund 1
High Yield Bond
T Rowe Price Spectrum Income Fund—Investor Class
Vanguard® High-Yield Corporate Fund Admiral Shares
Vanguard® High-Yield Corporate Fund Investor Shares(2)
Balanced Fund
Vanguard® STAR Fund
Money Market
Vanguard® Cash Reserve Federal Money Market Fund(1)
Vanguard® Federal Money Market Fund

(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard® Cash Reserve Federal Money Market Fund
(2)	On and after May 1, 2017, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Vanguard® Developed Markets Index—Admiral Shares (formerly Investor Shares)
Vanguard® HighYield Corporate Fund Investor Shares
(3)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations of make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.
T Rowe Price International Bond Fund—Investor Class
(4)	On and after May 1, 2021, Participants may not begin or increase premium payment allocations of make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following

Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.
T Rowe Price New Horizons Fund—Investor Class
T Rowe Price New Income Fund—Investor Class
Trademarks used in this document are owned by and used with the permission of the appropriate company.
Vanguard® is a trademark of The Vanguard Group, Inc.
2

In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time.
This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference. Additional information about the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2019. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to 877-832-3785 or by telephoning 800-999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.
The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account files electronically with the Securities and Exchange Commission.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS
SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2021.
3

4

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The person whose life determines the Annuity Payments made under a Certificate.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Certificate.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 72. See “Tax Consequences --- Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.
Certificate Account: An account established to receive a Participant’s Net Premium.
Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.
Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.
Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the Annuity Data pages of the Certificate.
Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.
Contract: The group flexible premium deferred variable annuity contract this prospectus offers. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.
Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.
Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.
Contract Owner: The entity identified as the Contract Owner on the Annuity Data pages of a Certificate.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.
Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.
5

General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.
Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.
Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.
Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.
Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.
Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.
Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.
Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.
Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.
Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b).
Required Minimum Distribution: The amount required to be withdrawn from Your Certificate after You reach age 72 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “Act”).
Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.
Underlying Funds: Mutual Funds that are listed in this document and are available for investment by the Separate Account.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either
6

case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.
Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract and the Certificates thereunder. Certain Contract features described in this prospectus may not be available in all states or Plans. More detailed information about the material rights and features under the Contract (and the Certificates thereunder) can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract and the Certificates. Terms and conditions of the Contract and Certificates thereunder may be modified as required by law in the State in which the Contract Owner is located. Such variations are described in the Contract and underlying Certificates and any applicable endorsements and riders. The Participant’s rights will also be subject to any limits imposed by a Plan. The employer has the right to limit the investment options available in its Contract and may negotiate with HMLIC to reduce or waive certain charges in the Contract as well as negotiate the addition or deletion of certain benefits described in this prospectus. Refer to the Contract, Your Certificate and the Plan for the specific details of Your product and Your employer’s Plan. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract and the Certificates. For information regarding the fixed portion, refer to the Contract and Your Certificate.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This prospectus applies to all HMLIC Certificates with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.
What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.
Who may purchase the Contract offered by this prospectus?
Employers may purchase the Contract and Participants may purchase Certificates thereunder. The Certificates are designed for individuals seeking long-term tax-deferred accumulation of funds.
The Contract offered by this prospectus is for Qualified Retirement Plans. Purchasing a Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract and the Certificates offered thereunder are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract and Certificates may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.
7

What are my investment choices?
The Plan sponsor may limit the Investment Options available in its Plan by electing to exclude certain Investment Options.
(a) The Separate Account
Includes Subaccounts, each of which invests in one of the following Underlying Funds:
Lifecycle/Target Date Funds
Vanguard ® Retirement Income Fund
Vanguard® Target Retirement 2015 Fund
Vanguard® Target Retirement 2025 Fund
Vanguard® Target Retirement 2035 Fund
Vanguard® Target Retirement 2045 Fund
Vanguard® Target Retirement 2055 Fund
Vanguard® Target Retirement 2065 Fund
Large Company Stock Funds
Large Value
T Rowe Price Equity Income Fund—Investor Class
Large Blend
Vanguard® 500 Index Admiral Shares
Large Growth
T Rowe Price Growth Stock Fund—Investor Class
Mid-Size Company Stock Funds
Mid Blend
Vanguard® Extended Market Index Admiral Shares
Small Company Stock Funds
Small Value
T Rowe Price Small-Cap Value Fund—Investor Class
Small Blend
Vanguard® Small Cap Index Admiral Shares
Small Growth
T Rowe Price New Horizons Fund—Investor Class
International Stock Funds
Developed Markets
T Rowe Price Overseas Stock Fund—Investor Class
Vanguard® Developed Markets Index—Admiral Shares
Vanguard ® Developed Markets Index—Admiral Shares (formerly Investor Shares)(2)
Emerging Markets
T Rowe Price Emerging Markets Stock Fund— Investor Class
Vanguard ® Emerging Markets Stock Index Admiral Shares
Real Estate
T Rowe Price Global Real Estate—Investor Class
Vanguard® Real Estate Index Fund Admiral Shares
Bond Funds
Corporate Bonds
T Rowe Price New Income Fund—Investor Class
Vanguard® Short-Term Inflation-Protected Securities
Vanguard® Total Bond Market Index Admiral Shares
Global Bond
T Rowe Price International Bond Fund—Investor Class(3)
American Funds IS Capital World Bond Fund 1
High Yield Bond
T Rowe Price Spectrum Income Fund—Investor Class
Vanguard® High-Yield Corporate Fund Admiral Shares
Vanguard ® High-Yield Corporate Fund Investor Shares(2)
Balanced Fund
Vanguard® STAR Fund
Money Market
Vanguard® Prime Money Market Fund(1)
Vanguard® Federal Money Market Fund

(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard® Prime Money Market Fund
(2)	On and after May 1, 2017, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Vanguard® Developed Markets Index—Admiral shares (formerly Investor Shares)
Vanguard® High-Yield Corporate Fund Investor Shares
(3)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations of make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.
T Rowe Price International Bond Fund—Investor Class
8

(b) The Fixed Account—You also may direct Your money to the Fixed Account and receive a guaranteed rate of return. For additional information about the Fixed Account and the Investment Options available thereunder, please see Your Certificate or “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds—The Fixed Account.” The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability.
When can I transfer between accounts?
At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract—Transactions— Transfers.”
May I withdraw all or part of my Participant Account Value before the Annuity Date?
Unless restricted by the IRC or Your employer’s Plan, You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses—Surrender Charges” and/or a Market Value Adjustment as described in “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds—The Fixed Account.” You should refer to Your Certificate for Your specific charges. In any Certificate Year, You may withdraw a portion of Your premium payments received for Your Certificate and not assumed to have been previously withdrawn without a surrender charge and/or a Market Value Adjustment. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Certificate. For complete details see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
The IRC provides an additional tax (penalty tax) for early distributions from Qualified Contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, except under certain circumstances. See “Tax Consequences.”
What are the charges or deductions?
The Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5% for Certificates issued under Qualified Plans, as defined in this prospectus.
We will deduct a mortality and expense risk fee (“M&E Fee”) of no greater than 1.25% (annual rate) from the Subaccounts. The M&E Fee is computed on a daily basis.
We will deduct an annual maintenance fee from Your Participant Account Value on each Certificate Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Certificate. The annual maintenance fee may not exceed $36. We will waive this fee if Your Participant Account Value equals or exceeds the Participant Account Value threshold specified in Your employer’s Contract, but the threshold will not exceed $50,000 at the time the fee is assessed. This threshold will be stated in Your Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
We may deduct a surrender charge on certain surrenders and withdrawals. The surrender charge is a percentage of the premium payments withdrawn or surrendered. In addition, We may apply a Market Value Adjustment for surrenders, withdrawals, transfers and annuitizations from the Fixed Account. For withdrawals from the Variable Account, the surrender charge is deducted from the Participant’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
We may reduce, waive or eliminate one or more of the above referenced charges or deductions for the Contract or Certificates under a particular Plan. We will not, however, reduce, waive, or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person. You should refer to Your Certificate for Your specific charges.
9

What charges will I pay on an annual basis for optional riders?
The Contract Owner may select any of the optional riders described below for all Participants in its Plan. Alternatively, any optional rider available under a Contract or Certificate that the Contract Owner has not selected for all Participants in its Plan, may be elected by a Participant at the time of Certificate issue. One or more of these optional riders may not be available to all Plans. You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. The premium bonus will never exceed 5% and will never be paid longer than 5 years. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. There may be a separate charge for this rider.
Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
What are the federal income tax consequences of investing in a Certificate?
Premium payments made on a pre-tax basis through salary reduction (other than designated Roth contributions) and employer contributions are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Certificate. Distributions will be taxable as ordinary income when received with the exception of benefits attributable to designated Roth premium payments. Earnings attributable to designated Roth premium payments may not be subject to income tax if certain conditions are met. See “Tax Consequences” for further discussion.
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract –Transactions-Surrender or Withdrawal Before Commencement of Annuity Period.”
If I receive my Certificate and am dissatisfied, may I return it?
You may return the Certificate to HMLIC within 30 days of Your receipt of the Certificate. HMLIC will refund the greater of (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance, or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Annuity Date set by the terms of Your Certificate, or the terms of the Plan. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Certificate. See “The Contract-Annuity Payment Options”.
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Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments.
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Participant reaches age 72. See “Tax Consequences.”
Fee Tables and Example

The following tables describe the maximum fees and expenses that You may pay when buying, owning and surrendering the Certificate. The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender the Certificate or transfer cash value between Investment Options. State premium taxes may also be deducted. These tables assume that all fees and expenses assessed under the contract are applicable. Actual fees and expenses applicable to Your Certificate will be shown in Your Certificate.
Participant Transaction Expenses(1)
Surrender Charges(2) (as a percentage of premium payments surrendered or withdrawn, if applicable)
Maximum Surrender Charge	8%
The next table describes the maximum fees and expenses that You will pay periodically during the time that You own the Certificate, not including Underlying Fund fees and expenses.
Periodic Fees and Expenses
Annual Maintenance Fee(3)	$ 36
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Rider Charges (as a percentage of average Participant Account Value)
Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium	0.20% (4)
Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest	0.30% (4)
Guaranteed Minimum Death Benefit Rider — Return of Premium	0.05%
Premium Bonus Rider	0.50%
The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2020. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Fund Operating Expenses(5)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.04%	1.21%
(1)	Any premium taxes relating to this Certificate may be deducted from the premium or deducted in computing the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 3.5% for Certificates issued under Qualified Plans, as defined in this prospectus.
(2)	See Your Certificate for the surrender charge schedule that applies to You. In no event will the surrender charge apply after the 10th Certificate Anniversary. If Your Certificate does include surrender charges the maximum charges would be year 1, 8%, year 2, 7.5%, year 3, 7%, year 4, 6%, year 5, 5% and 0% thereafter.
(3)	We deduct a pro rata portion of this fee upon the surrender of the Certificate. We currently waive the annual maintenance fee if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. If the Participant has multiple deferred annuity contracts or certificates with Us We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
(4)	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.
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The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle/Target Date Funds, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectuses for the Lifecycle/Target Date Funds for a presentation of the applicable Acquired Fund fees and expenses.
Example
This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.
The Example assumes that You invest $10,000 at Certificate issue in the Variable Account of the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2020, without reflecting the impact of any Underlying Fund fee or expense waivers, and a surrender charge as described above. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
If You surrender Your Certificate at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,136	$1,720	$2,208	$3,460
If You do NOT surrender or if You annuitize Your Certificate at the end of the applicable time period:
1 year	3 years	5 years	10 years
$323	$983	$1,664	$3,460
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix C: Condensed Financial Information”.
Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
(5)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2020. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “The Contract—Transaction-Market Timing” for a discussion of these redemption fees.
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HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.
The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment applies only to the amount so taken from a Guarantee Period Account before the end of its related Guarantee Period and reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period. The Market Value Adjustment may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.
Examples showing how the Market Value Adjustment is calculated and applied are found in Appendix A.
The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.
The Separate Account
On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
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The Portfolio Companies are listed in Appendix A in the back of this prospectus along with their primary investment objectives, the adviser, current expenses and performance information for each Underlying Fund. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/RP. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
Fund Name	Objective	Investment Style	Adviser
Vanguard ® Retirement Income Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Retirement Income Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2015 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2015 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2025 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2025 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2035 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2035 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2045 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2045 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2055 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2055 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2065 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2065 Fund is advised by The Vanguard Group, Inc.
T Rowe Price Equity Income Fund—Investor Class	Long-term capital growth	Large value	The T. Rowe Price Equity Income Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® 500 Index Admiral Shares	Long-term capital growth	Large core	The Vanguard® 500 Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price Growth Stock Fund—Investor Class	Long-term capital growth	Large growth	The T. Rowe Price Growth Stock Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® Extended Market Index Admiral Shares	Long-term capital growth	Mid core	The Vanguard® Extended Market Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price Small-Cap Value Fund—Investor Class	Long-term capital growth	Small value	The T. Rowe Price Small Cap Value Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® Small Cap Index Admiral Shares	Long-term capital growth	Small core	The Vanguard® Small Cap Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price New Horizons Fund—Investor Class(4)	Long-term capital growth	Small growth	The T. Rowe Price New Horizons Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
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Fund Name	Objective	Investment Style	Adviser
MFS VIT New Discovery Fund Initial Class	Long-term capital growth	Small growth	The MFS VIT New Discover Fund – Initial Class is advised by MFS.
T Rowe Price Emerging Markets Stock Fund—Investor Class	Long-term capital growth	International stock funds	The T. Rowe Price Emerging Markets Stock Fund — Investor class is advised by T. Rowe Price Associates, Inc.
T Rowe Price Overseas Stock Fund—Investor Class	Long-term capital growth	International stock funds	The T. Rowe Price Overseas Stock Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® Developed Markets Index—Admiral Shares	Long-term capital growth	International stock funds	The Vanguard® Developed Markets Index — Admiral Shares is advised by The Vanguard Group, Inc
Vanguard ® Developed Markets Index—Admiral Shares (formerly Investor Shares)(2)	Long-term capital growth	International stock funds	The Vanguard® Developed Markets Index — Admiral Shares is advised by The Vanguard Group, Inc
Vanguard ® Emerging Markets Stock Index Admiral Share	Capital appreciation	International stock funds	The Vanguard® Emerging Markets Stock Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price Global Real Estate—Investor Class	Current income/Capital appreciation	Real estate	The T. Rowe Price Global Real Estate — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® REIT Index Admiral Shares	Long-term total return/Capital appreciation	Real estate	The Vanguard® REIT Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price New Income Fund—Investor Class(4)	Income/Preservation of capital	Corporate bond	The T. Rowe Price New Income Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Fidelity VIP Investment Grade Bond Initial Class	Current Income	Corporate bond	The Fidelity® VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
Vanguard ® Short-Term Inflation-Protected Securities		Corporate bond	The Vanguard® Short-Term Inflation-Protected Securities is advised by The Vanguard Group, Inc.
Vanguard ® Total Bond Market Index Admiral Shares	Current income	Corporate bond	The Vanguard® Total Bond Market Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price International Bond Fund—Investor Class(3)	High Current income/Capital appreciation	Global bond	The T. Rowe Price International Bond Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
American Funds IS Capital World Bond Fund 1	High Current Income	Global Bond	The American Funds IS® Capital World Bond Fund is advised by Capital Research and Management Co℠.
T Rowe Price Spectrum Income Fund—Investor Class	Current income	High yield bond	The T. Rowe Price Spectrum Income Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® High-Yield Corporate Fund Admial Shares	Current income	High yield bond	The Vanguard® High-Yield Corporate Fund Admiral Shares is advised by The Vanguard Group, Inc
Vanguard ® High-Yield Corporate Fund Investor Shares(2)	Current income	High yield bond	The Vanguard® High-Yield Corporate Fund Investor Shares is advised by The Vanguard Group, Inc.
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Fund Name	Objective	Investment Style	Adviser
Vanguard ® STAR Fund	Long-term capital appreciation and income	Balanced fund	The Vanguard® STAR Fund is advised by The Vanguard Group, Inc.
Vanguard ® Cash Reserves Federal Money Market Fund(1)	Current income/ Preservation of capital	Money market	The Vanguard® Cash Reserves Federal Money Market Fund Investor Shares is advised by The Vanguard Group, Inc.
Vanguard ® Federal Money Market Fund (available August 1, 2016)	Current income/Preservation of capital	Money market	The Vanguard® Federal Money Market Fund Investor Shares is advised by The Vanguard Group, Inc.
(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard® Cash Reserves Federal Money Market Fund
(2)	On and after May 1, 2017, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Vanguard® Developed Markets Index—Admiral Shares (Investor Shares)
Vanguard® High-Yield Corporate Fund Investor Shares
(3)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations of make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.
T Rowe Price International Bond Fund—Investor Class
(4)	On and after May 1, 2021, Participants may not begin or increase premium payment allocations of make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.
T Rowe Price New Horizons Fund—Investor Class
T Rowe Price New Income Fund—Investor Class
The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Availability of Options—Some Underlying Funds may not be available through certain Plans.
Selection of Underlying Funds—We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Participant Account Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. The Plan will determine which Investment Options are available for its Participants. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or
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substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.
The Contract
Who owns the money accumulated under the Contract?
Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.
Participants’ Rights
The Contract and the Certificates thereunder will be issued under a Qualified Retirement Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC.
Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Retirement Plan is generally prohibited.
Purchasing a Certificate
To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401 Plans the employer will purchase the Certificate on behalf of the employee/ Participant, but the Participant will still be required to complete an enrollment form and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Enrollment forms are to be sent to Our Home Office. If a registered representative recommended and completed the enrollment form and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your
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Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier). If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.
Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.
Canceling the Certificate
You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier) on that day. If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders —Premium Bonus Rider”, below. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval.
The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences - Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
T Rowe Price International Bond Fund
Accumulation Units and Accumulation Unit Value—Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, operating expenses of the Underlying Fund and the deduction of certain charges under the Certificate.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
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The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Significant events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Mutual Funds invest, which may cause the Mutual Funds underlying Your Contract to lose value. There can be no assurance that We, the Mutual Funds or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions, set forth below and the market timing restrictions (see “Market Timing”) You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets Your investment criteria:
•	No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
•	If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.
Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.
A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
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Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after August 1, 2016, no new transfers are allowed to the following Subaccount:
Vanguard Cash Reserve Federal Money Market Fund

On and after May 1, 2017 no new transfers are allowed to the following Subaccounts:
Vanguard Developed Markets Index Admiral Shares (formerly Investor Shares)
Vanguard High-Yield Corporate Fund Investor Shares

On and after May 1, 2019 no new transfers are allowed to the following subaccounts:
T. Rowe Price International Bond
On and after May 1, 2021 no new transfers are allowed to the following subaccounts:
T. Rowe Price New Horizons Fund - Investor Class
T Rowe Price New Income Fund - Investor Class
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money from one or more Investment Options into one or more other Investment Options. Any Guarantee Period Accounts are not available for the dollar cost averaging program. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. There is no cost for this program. The minimum amount to be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. There currently are no such limitations, other than the exclusion of the Guarantee Period Accounts referred to above. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
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All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
On and after August 1, 2016, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging program:
Vanguard Cash Reserve Federal Money Market Fund

On and after May 1, 2017, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging program:

Vanguard Developed Markets Index Investor Shares
Vanguard High-Yield Corporate Fund Investor Shares
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging program:

T. Rowe Price International Bond
On and after May 1, 2021, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging program:
T. Rowe Price New Horizons Fund - Investor Class
T Rowe Price New Income Fund - Investor Class
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis. The Guarantee Period Accounts are not available for rebalancing and You may not elect this program if You are participating in a dollar cost averaging program.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. There currently are no such limitations other than the exclusion of the Guarantee Period Accounts referred to above. There is no charge for this program.
HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
On and after August 1, 2016, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing rebalancing program:
Vanguard Cash Reserves Federal Money Market Fund
On and after May 1, 2017, no new rebalancing programs to the following Subaccounts can start, and allocations to the
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following Subaccounts cannot increase under any existing rebalancing program:
Vanguard Developed Markets Index Investor Shares
Vanguard High-Yield Corporate Fund Investor Shares
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing rebalancing program:
T. Rowe Price International Bond
On and after May 1, 2021, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing rebalancing program:
T. Rowe Price New Horizons Fund - Investor Class
T Rowe Price New Income Fund - Investor Class
Changes to Premium Allocations—A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information—Forms Availability.”
On and after August 1, 2016, Participants are not allowed to begin or increase allocations to the following Subaccount:
Vanguard Cash Reserves Federal Money Market Fund
On and after May 1, 2017, Participants are not allowed to begin or increase allocations to the following Subaccounts:
Vanguard Developed Markets Index Investor Shares
Vanguard High-Yield Corporate Fund Investor Shares
On and after May 1, 2019, Participants are not allowed to begin or increase allocations to the following Subaccounts:
T. Rowe Price International Bond Fund
On and after May 1, 2021, Participants are not allowed to begin or increase allocations to the following Subaccounts:
T. Rowe Price New Horizons Fund - Investor Class
T Rowe Price New Income Funds - Investor Class
Market Timing—The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account, and has policies and procedures to detect and deter market timing. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under
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the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. As stated above, we will make decisions on whether a Participant appears to be engaged in a market timing strategy and whether to impose restrictions on the Participant in our sole discretion. Accordingly, although we will attempt to apply our market timing policies and procedures uniformly to all Participants, there is no assurance that we will detect all market timing activity. Participants may not be identified as potential market timers and Participants who have been identified as potential market timers but on whom restrictions have not been imposed, may continue market timing activities, which could harm other Participants.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans —Loans may be available in certain Qualified Contracts if allowed by the plan. The terms of such loans are subject to the provisions of the plan, Our loan agreement and loan endorsement, and the IRC. See “Tax Consequences.”
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. The loan interest rate may change annually on the anniversary date of the loan. We will send You a notice 30 days prior to any interest rate change on Your Certificate.
Surrender or Withdrawal Before Commencement of Annuity Period—Participant Account Value may only be withdrawn from Qualified Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distribution. (See “Tax Consequences.”)
A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the
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Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Other Information—Forms Availability.” Additional forms or requirements may be imposed by the employer.
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:
1.	from the premium payment paid on a first in first out basis; then
2.	from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.
Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.
If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.
Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.
The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.
The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Systematic Withdrawals—Before Commencement of an Annuity Period, You may take systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable surrender charges and Market Value Adjustment will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
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Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required minimum distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission (“SEC”); (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account. In addition, determination of Account Value and processing the transaction may be deferred, if pursuant to SEC rules, the Vanguard Cash Reserve Federal Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Fund until the Fund pays redemption proceeds.
We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.
If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Contract Discontinuance Provision—This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal
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installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value (plus any interest due), plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value, plus interest due, will be paid annually thereafter.
Deductions and Expenses
We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.
Services and Benefits We Provide:
•	the death benefit, and cash benefits under the Certificates
•	access to Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners and Participants
•	Annuity Payment options
Costs and Expenses We Incur:
•	costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fees)
Risks We Assume:
•	that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct
Waiver, Reduction or Elimination of Deductions and Expenses—We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular employer’s Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
•	The number of Participants under the Plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Plan;
•	The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Certificates;
•	Our assessment of the financial risk to Us relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
•	Features of the Plan.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.
All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.
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Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. We may deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.
The surrender charge is a percentage of premium surrendered or withdrawn and will never be greater than the schedule below:
Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
In no event will the surrender charge apply after the 10th Certificate Anniversary.
The “premium year” is the period of time from the date the premium was paid. The following example illustrates how the surrender charge is applied.
Assume that the surrender charge is as shown in the schedule above. You surrender Your Certificate in the last month of the seventh year of the Certificate. Any premium received in the first year of the Certificate would not be subject to a surrender charge but any premium received in the first month of the third year of the Certificate would be subject to a 5% surrender charge. If You surrender Your Certificate at any time after the 10th year of the Certificate, no surrender charge would apply to any premium.
Withdrawals may not be made from Qualified Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.
In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Fee—We will deduct an annual maintenance fee of no more than $36 from the Account Value of each Certificate on the Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts for the life of the Certificate. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and is deducted from the Accumulation Unit Value. The Mortality Risk is a risk that our Annuitant’s will live longer than predicted in the actuarial tables. The Expense risk is a risk that Our Certificate fees will not be sufficient to cover out costs of issuing and administering the Certificates.
The mortality risk includes (1) the risk that a Participant who purchases a Certificate will die before HMLIC has recovered its expenses for the Certificate, (2) the risk that a Participant’s death will occur at a time when the death benefit payable by HMLIC exceeds the Participant Account Value, and (3) the risk that a Participant who has selected an annuity payment option will live
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longer than expected and result in HMLIC paying more under the annuity payment option than We anticipated. The expense risk is the risk that Our pricing of the Certificates will be insufficient compared to the actual costs incurred in connection with the marketing and administration of the Certificates and the payment of benefits on the Certificates.
If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. There may be a separate charge for this rider which will not exceed 0.50% annually of the Participant’s average Participant Account Value. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option. We expect to make a profit on Certificates issued with this rider.
The following example illustrates the possible impact of purchasing a Certificate with the premium bonus rider. Assume that You pay a single Net Premium of $10,000 that receives a 2% premium bonus ($200); that as a result of the premium bonus rider the Certificate has a 3% surrender charge that ends after the first three years of the Certificate; and that there are no other consequences associated with the premium bonus rider. If You were to surrender the Certificate at any time during the first three years, You would pay a $300 surrender charge, which would exceed the amount of the premium bonus. If You were to surrender the Certificate in the fourth year of the Certificate, there would be no surrender charge and You would have benefited from the premium bonus rider.
Operating Expenses of the Underlying Funds—The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.
Death Benefits
Death Benefit Proceeds
If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or
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other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any rider elected and attached to the Certificate.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Guaranteed Minimum Death Benefit Riders—The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
Guaranteed Minimum Death Benefit—Return of Premium
Death Benefit under this rider—Prior to the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider termination—This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date.
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This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Step-up with Return of Premium
Death Benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider; or
4.	the Step-Up Death Benefit described in this rider.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix A for an example of the calculation of this death benefit.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
Step-Up Death Benefit—The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.
The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
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Guaranteed Minimum Death Benefit—Return of Premium with Interest
Death benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium with Interest Death Benefit described in this rider.
Return of Premium with Interest Death Benefit—On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:
1.	5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.
2.	0 percent thereafter.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix A—Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.
Maximum Return of Premium with Interest Death Benefit value—The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Certificate effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 72, or retires. (See “Tax Consequences—Taxation of Annuity Benefits.”)
The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.
We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received at Our Home Office. In addition, if You elect a Variable
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Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year.
Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Certificate.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies) as scheduled.
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.
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Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.
Joint and Survivor Annuity—Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2⁄3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Other Payout Options—If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:
a.	receive the proceeds in a lump sum less any applicable surrender charges and adjusted by any Market Value Adjustment, or
b.	leave the Certificate with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9),(See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.	elect any other payout option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected. Not all Subaccounts may be available for Annuity Payments.
The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.
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Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccount(s) may be available for Annuity Payments.
Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing an annuity contract/certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Premature Distribution Tax—In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Participant reaches age 59½;
•	made on or after the death of a Participant;
•	attributable to the Participant becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Death Benefits—Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.
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Contract/Certificate Transactions—A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Contract is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exception to this is the amount of salary reductions designated as a Roth contribution (discussed below). These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Participant’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Participant’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Participant has an “investment in the contract.” The investment in the contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
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For withdrawals from Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract/Certificate, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract/Certificate is considered qualified if it is made more than five years after establishment of the account and made after the Participant attains age 59½, dies or becomes disabled.
Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Certificate, and the loan is evidenced by a legally enforceable agreement.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract/Certificate will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 Contracts/Certificates only amounts eligible for distribution can be rolled over.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional Individual Retirement Annuity (IRA), an IRC Section 408(k) Simplified Employee Pension (SEP) IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, a Section 401(k) plan, or to a Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
IRC Section 408(p) Savings Incentive Match Plan for Employees (SIMPLE IRA) may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.
For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
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Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Participant reaches age 59 ½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)	for a qualified birth or adoption, and
10)	Coronavirus Related Distribution made between January 1, 2020 and December 31, 2020.
Required Minimum Distributions—The Participant of a Qualified Contract is generally required to take certain required minimum distributions during the Participant’s life, and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.
The Participant must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 72 or attained age 70 ½ in 2019 and prior years or retires.
Upon the death of the Participant, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Certificate Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Certificate Owner, and 5) a minor child of the Certificate Owner. For a minor child of the Certificate Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Participant dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Certificate Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Certificate Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 72. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an “inherited IRA”.
If a beneficiary is not designated or is not an individual and the Certificate Owner dies after the required beginning date distributions are required to be made over the Certificate Owner’s remaining life expectancy, or if the Certificate Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Certificate Owner’s death.
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CARES Act waiver of required minimum distributions—For calendar year 2020 The CARES Act waives required minimum distributions from Qualified Retirement Plans and IRAs, including for individuals with a required beginning date of April 1, 2020. For instances where the beneficiary is required to complete a distribution within five years of the death of the owner, calendar year 2020 disregarded. Required minimum distributions already received may be treated as a direct rollover to a Qualified Retirement Plan or IRA.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, Qualified Retirement Plans may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $19,500 for 2021 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2021, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your Plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from Section 403(b) Certificates generally cannot be made until the Participant attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. 403(b) Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Certificates are subject to the required minimum distribution rules.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $19,500 for 2021 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with emoloyee salary reduction amounts canot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2021, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year of contribution.
Distributions from 457(b) Certificates generally cannot be made until the Participant attains age 59 ½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Certificate accumulations may be eligible for a tax free rollorver to another eligible retirement plan. 457(b) Contracts/Certificates are subject to the required minimum distribution rules.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. A retirement plan qualified under IRC Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Participant’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $19,500 for 2021 or 100% of includable compensation. Additional catch-up amounts, up to $6,500 for 2021 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401 Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 Certificates are subject to the required minimum distribution rules.
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Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.
We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.
Other Information
Distribution of the Contract— The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 5.25% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to association members;
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•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings— HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.
Modification of the Contract and Certificates— The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.
Registration Statement— A registration statement of which this prospectus is a part, has been filed with the SEC under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.
Communications to Participants— To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030
(toll-free) or by accessing HMLIC’s website at horacemann.com.HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.
Participant Inquiries— A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability— Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
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Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
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Appendix A: Market Value Adjustment Examples

A Market Value Adjustment (“MVA”) may apply if you transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period. An MVA is determined by a mathematical formula designed to measure changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative MVA will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The minimum amount that a Participant will ever receive from the Fixed Account equals 87.5 of the Fixed Net Premium accumulated at the Fixed Account guaranteed interest rate as shown in the Participant’s Certificate, less any outstanding loan balance. The MVA is applied before any applicable surrender charges or other charges are deducted.
The MVA Formula
Any amount that is subject to an MVA is multiplied by an adjustment factor (“MVA Factor”) to determine the amount of the MVA.
MVA Factor = 0.9 × {I – (J + .0025)} × N
Where:
I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the establishment of the Guarantee Period. (As used here, “Treasury Rate” means the U.S. Treasury Note Constant Maturity yield as reported in the Federal Reserve Bulletin Release H.15.)
J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the receipt of the transfer, surrender, withdrawal, or annuitization request. Note: J is limited to 3 percent above or below I for the MVA, regardless of the current interest crediting rate.
N = the number of whole or partial years from the date We receive the transfer, surrender, withdrawal, or annuitization request until the end of the relevant Guarantee Period.
Examples:
Assume the following:
•	There is an initial Net Premium of $1,000 to a five-year Guarantee Period Account.
•	The interest rate is 1 percent.
•	There are no surrender charges.
•	The Participant makes a withdrawal of all Participant Account Value in the Guarantee Period Account at the end of the first year of the Certificate.
Calculation of an MVA in a declining interest rate environment
I 6%
J 3%
N 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.03 + .0025)} × 4 = .099 or 9.9%.
○	MVA = .099 × 1010 = $99.99
○	Final withdrawal value = $1,109.99
Calculation of an MVA in an increasing interest rate environment
I 6%
J 9%
N 4
Withdrawal Value $1010
MVA Factor = .9 × {.06 – (.09 + .0025)} × 4 = -.117 or -11.7%.
MVA = -.117 × 1010 = $-118.17
Final withdrawal value = $891.83
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Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Interest GMDB value at issue is equal to the initial Net Premium.
$100,000
The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.053 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.052 = $102,103
The death benefit is the greatest of the Interest GMDB and the Participant Account Value.
Max [$102,103, $101,000] = $102,103
Example for Guaranteed Minimum Death Benefit—Step-Up with Return of Premium (“Step-Up GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	The Participant Account Value on the 1st Certificate Anniversary is $90,000.
•	The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
•	There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000
43

The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:
$105,000
The Step-Up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.
Max [$105,000, $80,000, $101,000] = $105,000
44

Appendix C: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. The Separate Account was established in 2006 but the Vanguard® 500 Index Signal Shares, Vanguard® Extended Market Index Signal Shares, Vanguard® Small Cap Index Signal Shares, Vanguard® Developed Markets Index Investor Shares, Vanguard® Emerging Markets Stock Index Signal Shares, Vanguard® REIT Index Signal Shares, Vanguard® Total Bond Market Index Signal Shares and Vanguard® Prime Money Market Fund Investor Shares were not added to the Separate Account until January 8, 2013. The Vanguard® Federal Money Market Fund was added to the Separate Account on August 1, 2016. The Vanguard Developed Markets Index Admiral Shares and the Vanguard High-Yield Corporate Fund Admiral Shares were added to the Separate Account on May 1, 2017. The American Funds IS Capital World Bond Fund 1 was added to the Separate Account on May 1, 2019. The Vanguard Target /Retirement 2055 Fund and Vanguard Target Retirement 2065 Fund were added to the Separate Account on May 1, 2020. The Fidelity® VIP Investment Grade Bond IC℠ and the MFS VIT New Discovery Fund Initial Class were added to the Separate Account on May 1, 2021, therefore no information is included in the table below. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit We use to calculate the value of Your interest in a Subaccount. The remaining Underlying Funds not specified above were added to the Separate Account on May 1, 2013.
The tables below show the Accumulation Unit Values that reflect all levels of annual expenses available under the Contracts as of the date of this prospectus.
0.85 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Global Bond 1	12/31/2020	$ 12.32	$ 13.46	1,081
	12/31/2019	11.71*	12.32	256
T Rowe Price Emerging Markets Stock Fund	12/31/2020	$ 47.17	$ 55.02	4,591
	12/31/2019	37.61	47.17	3,292
	12/31/2018	45.26	37.61	2,518
	12/31/2017	31.95	45.26	1,284
	12/31/2016	28.78	31.95	644
	12/31/2015	32.78	28.78	94
	12/31/2014	32.44	32.78	4
	12/31/2013	32.86*	32.44	4
T. Rowe Price Equity Income Fund	12/31/2020	$ 51.57	$ 51.80	13,162
	12/31/2019	41.08	51.57	11,523
	12/31/2018	45.69	41.08	9,278
	12/31/2017	39.66	45.69	5,560
	12/31/2016	33.53	39.66	2,353
	12/31/2015	36.23	33.53	279
	12/31/2014	33.85	36.23	7
	12/31/2013	33.21*	33.85	4
T. Rowe Price Global Real Estate Fund	12/31/2020	$ 25.25	$ 24.05	5,414
	12/31/2019	20.65	25.25	4,447
	12/31/2018	22.50	20.65	3,400
	12/31/2017	21.09	22.50	1,757
	12/31/2016	20.66	21.09	1,139
	12/31/2015	20.50	20.66	85
	12/31/2014	17.98	20.50	7
	12/31/2013	17.95*	17.98	7
45

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Growth Stock Fund	12/31/2020	$106.09	$144.04	12,747
	12/31/2019	81.78	106.09	10,918
	12/31/2018	83.33	81.78	9,121
	12/31/2017	62.88	83.33	6,192
	12/31/2016	62.53	62.88	2,300
	12/31/2015	56.91	62.53	521
	12/31/2014	52.55	56.91	5
	12/31/2013	50.99*	52.55	3
T. Rowe Price International Bond Fund(3)	12/31/2020	$ 9.73	$ 10.75	6,704
	12/31/2019	9.20	9.73	5,733
	12/31/2018	9.56	9.20	4,637
	12/31/2017	8.67	9.56	2,667
	12/31/2016	8.55	8.67	756
	12/31/2015	9.14	8.55	257
	12/31/2014	9.51	9.14	14
	12/31/2013	9.56*	9.51	14
T Rowe Price New Horizons Fund(4)	12/31/2020	$106.37	$166.37	4,698
	12/31/2019	77.89	106.37	4,587
	12/31/2018	75.51	77.89	3,498
	12/31/2017	57.90	75.51	2,747
	12/31/2016	54.17	57.90	1,295
	12/31/2015	52.21	54.17	87
	12/31/2014	49.43	52.21	3
	12/31/2013	47.73*	49.43	3
T Rowe Price New Income Fund(4)	12/31/2020	$ 10.95	$ 11.48	36,323
	12/31/2019	10.11	10.95	26,801
	12/31/2018	10.26	10.11	22,557
	12/31/2017	9.95	10.26	14,199
	12/31/2016	9.77	9.95	3,750
	12/31/2015	9.83	9.77	929
	12/31/2014	9.31	9.83	12
	12/31/2013	9.33*	9.31	12
T. Rowe Price Overseas Stock Fund	12/31/2020	$ 12.54	$ 13.58	24,302
	12/31/2019	10.29	12.54	19,693
	12/31/2018	12.22	10.29	14,731
	12/31/2017	9.70	12.22	6,328
	12/31/2016	9.51	9.70	2,419
	12/31/2015	9.83	9.51	729
	12/31/2014	10.34	9.83	11
	12/31/2013	10.05*	10.34	11
46

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Small-Cap Value Fund	12/31/2020	$ 76.97	$ 85.85	3,046
	12/31/2019	61.68	76.97	2,374
	12/31/2018	70.29	61.68	2,103
	12/31/2017	62.53	70.29	1,873
	12/31/2016	48.89	62.53	1,291
	12/31/2015	51.74	48.89	82
	12/31/2014	51.95	51.74	5
	12/31/2013	50.68*	51.95	2
T. Rowe Price Spectrum Income Fund	12/31/2020	$ 15.87	$ 16.69	9,782
	12/31/2019	14.35	15.87	3,521
	12/31/2018	14.87	14.35	3,087
	12/31/2017	14.01	14.87	1,510
	12/31/2016	13.06	14.01	1,266
	12/31/2015	13.43	13.06	869
	12/31/2014	12.97	13.43	9
	12/31/2013	12.94*	12.97	9
Vanguard 500 Index Fund	12/31/2020	$263.20	$308.90	19,623
	12/31/2019	201.91	263.20	16,989
	12/31/2018	213.07	201.91	13,642
	12/31/2017	176.43	213.07	8,097
	12/31/2016	158.96	176.43	3,705
	12/31/2015	158.22	158.96	513
	12/31/2014	141.28	158.22	1
	12/31/2013	138.27*	141.28	1
Vanguard Developed Markets Index Fund Investor Class(2)	12/31/2020	$ 14.35	$ 15.69	34,022
	12/31/2019	11.87	14.35	29,044
	12/31/2018	14.01	11.87	24,480
	12/31/2017	11.19	14.01	17,419
	12/31/2016	11.02	11.19	7,307
	12/31/2015	11.15	11.02	1,563
	12/31/2014	11.88	11.15	11
	12/31/2013	11.53*	11.88	11
Vanguard Developed Markets Index Fund Admiral Shares	12/31/2020	$ 15.10	$ 16.51	29,443
	12/31/2019	12.48	15.10	21,080
	12/31/2018	14.70	12.48	12,531
	12/31/2017	12.93*	14.70	9,765
Vanguard Emerging Markets Stock Index Fund	12/31/2020	$ 40.25	$ 45.99	8,225
	12/31/2019	33.74	40.25	6,794
	12/31/2018	39.84	33.74	5,307
	12/31/2017	30.58	39.84	3,211
	12/31/2016	27.60	30.58	1,378
	12/31/2015	32.89	27.60	351
	12/31/2014	32.81	32.89	4
	12/31/2013	33.08*	32.81	4
47

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Extended Market Index Fund	12/31/2020	$ 86.05	$112.80	18,250
	12/31/2019	67.77	86.05	14,358
	12/31/2018	75.42	67.77	11,907
	12/31/2017	64.39	75.42	7,847
	12/31/2016	55.91	64.39	2,973
	12/31/2015	58.32	55.91	562
	12/31/2014	54.48	58.32	3
	12/31/2013	52.84*	54.48	2
Vanguard Federal Money Market Fund	12/31/2020	$ 1.02	$ 1.02	36,430
	12/31/2019	1.01	1.02	6,953
	12/31/2018	1.00	1.01	11,947
	12/31/2017	1.00	1.00	182,713
	12/31/2016	1.00*	1.00	4,861
Vanguard High-Yield Corporate Fund Investor Shares(2)	12/31/2020	$ 7.97	8.32	34,575
	12/31/2019	6.94	7.97	31,344
	12/31/2018	7.21	6.94	25,747
	12/31/2017	6.80	7.21	17,204
	12/31/2016	6.17	6.80	6,737
	12/31/2015	6.30	6.17	1,559
	12/31/2014	6.05	6.30	22
	12/31/2013	6.04*	6.05	21
Vanguard High-Yield Corporate Fund Admiral Shares	12/31/2020	$ 6.75	$ 7.06	39,680
	12/31/2019	5.88	6.75	34,371
	12/31/2018	6.10	5.88	27,246
	12/31/2017	5.93*	6.10	16,195
Vanguard Prime Money Market Fund(1)	12/31/2020	$ 1.00	$ 1.00	1,297
	12/31/2019	0.99	1.00	1,297
	12/31/2018	0.98	0.99	1,297
	12/31/2017	0.97	0.98	6,503
	12/31/2016	0.99	0.97	312
	12/31/2015	0.99	0.99	56,935
	12/31/2014	1.00	0.99	52,534
	12/31/2013	1.00*	1.00	128
Vanguard Real Estate Index Fund	12/31/2020	$ 43.59	$ 41.21	10,609
	12/31/2019	34.10	43.59	10,452
	12/31/2018	36.56	34.10	8,224
	12/31/2017	35.14	36.56	4,353
	12/31/2016	32.66	35.14	1,930
	12/31/2015	32.20	32.66	400
	12/31/2014	24.82	32.20	5
	12/31/2013	25.06*	24.82	5
48

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Retirement Income Fund	12/31/2020	$ 16.29	$ 17.78	11,185
	12/31/2019	14.52	16.29	8,927
	12/31/2018	14.95	14.52	19,128
	12/31/2017	13.89	14.95	16,654
	12/31/2016	13.31	13.89	13,874
	12/31/2015	13.41	13.31	14,632
	12/31/2014	12.76	13.41	10
	12/31/2013	12.69*	12.76	10
Vanguard Short-Term Inflation Protected Securities Index Fund	12/31/2020	$ 25.28	$ 26.31	4,266
	12/31/2019	24.33	25.28	3,527
	12/31/2018	24.42	24.33	2,964
	12/31/2017	24.45	24.42	1,962
	12/31/2016	24.04	24.45	1,557
	12/31/2015	24.24	24.04	319
	12/31/2014	24.67	24.24	5
	12/31/2013	24.71*	24.67	5
Vanguard Small-Cap Index Fund	12/31/2020	$ 75.30	$ 88.92	12,270
	12/31/2019	59.62	75.30	9,022
	12/31/2018	66.31	59.62	7,349
	12/31/2017	57.52	66.31	4,305
	12/31/2016	49.03	57.52	1,512
	12/31/2015	51.33	49.03	261
	12/31/2014	48.07	51.33	3
	12/31/2013	46.71*	48.07	3
Vanguard STAR Fund	12/31/2020	$ 36.15	$ 43.52	59,889
	12/31/2019	29.83	36.15	58,934
	12/31/2018	31.78	29.83	51,407
	12/31/2017	27.08	31.78	43,715
	12/31/2016	25.63	27.08	36,592
	12/31/2015	25.89	25.63	30,935
	12/31/2014	24.32	25.89	5,341
	12/31/2013	23.92*	24.32	5
Vanguard Target Retirement 2015 Fund	12/31/2020	$ 20.15	$ 22.04	48,330
	12/31/2019	17.70	20.15	46,351
	12/31/2018	18.40	17.70	56,730
	12/31/2017	16.64	18.40	51,983
	12/31/2016	15.81	16.64	59,526
	12/31/2015	16.02	15.81	24,679
	12/31/2014	15.11	16.02	1,473
	12/31/2013	14.95*	15.11	8
49

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Target Retirement 2025 Fund	12/31/2020	$ 22.94	$ 25.77	379,083
	12/31/2019	19.34	22.94	325,745
	12/31/2018	20.56	19.34	251,262
	12/31/2017	17.88	20.56	193,149
	12/31/2016	16.78	17.88	115,609
	12/31/2015	17.07	16.78	29,170
	12/31/2014	16.05	17.07	2,719
	12/31/2013	15.80*	16.05	7
Vanguard Target Retirement 2035 Fund	12/31/2020	$ 25.73	$ 29.28	504,004
	12/31/2019	21.19	25.73	432,474
	12/31/2018	22.88	21.19	332,370
	12/31/2017	19.37	22.88	254,644
	12/31/2016	18.04	19.37	153,262
	12/31/2015	18.42	18.04	32,445
	12/31/2014	17.30	18.42	468
	12/31/2013	16.97*	17.30	8
Vanguard Target Retirement 2045 Fund	12/31/2020	$ 27.61	$ 31.84	260,910
	12/31/2019	22.29	27.61	209,362
	12/31/2018	24.40	22.29	148,072
	12/31/2017	20.27	24.40	97,807
	12/31/2016	18.77	20.27	52,549
	12/31/2015	19.24	18.77	11,943
	12/31/2014	18.09	19.24	1,107
	12/31/2013	17.71*	18.09	7
Vanguard Target Retirement 2055 Fund	12/31/2020	$ 37.25*	$ 49.97	754
Vanguard Target Retirement 2065 Fund	12/31/2020	$ 20.72*	$ 27.82	132
Vanguard Total Bond Market Index Fund	12/31/2020	$ 12.42	$ 13.27	96,286
	12/31/2019	11.53	12.42	73,792
	12/31/2018	11.63	11.53	55,940
	12/31/2017	11.32	11.63	35,527
	12/31/2016	11.13	11.32	4,896
	12/31/2015	11.18	11.13	1,261
	12/31/2014	10.58	11.18	12
	12/31/2013	10.62*	10.58	12
0.95 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Global Bond 1	12/31/2020	$ 12.32	$ 13.45	500
	12/31/2019	11.71*	12.32	322
50

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T Rowe Price Emerging Markets Stock Fund	12/31/2020	$ 46.94	$ 54.68	3,869
	12/31/2019	37.46	46.94	3,886
	12/31/2018	45.13	37.46	3,031
	12/31/2017	31.89	45.13	1,837
	12/31/2016	28.75	31.89	1,051
	12/31/2015	32.76	28.75	58
	12/31/2014	32.41	32.76	4
	12/31/2013	30.36*	32.41	4
T. Rowe Price Equity Income Fund	12/31/2020	$ 51.58	$ 51.77	25,707
	12/31/2019	41.14	51.58	22,349
	12/31/2018	45.79	41.14	17,559
	12/31/2017	39.79	45.79	12,321
	12/31/2016	33.67	39.79	3,558
	12/31/2015	36.38	33.67	130
	12/31/2014	33.96	36.38	4
	12/31/2013	30.78*	33.96	4
T. Rowe Price Global Real Estate Fund	12/31/2020	$ 24.99	$ 23.78	6,491
	12/31/2019	20.46	24.99	5,745
	12/31/2018	22.32	20.46	4,587
	12/31/2017	20.94	22.32	3,083
	12/31/2016	20.53	20.94	777
	12/31/2015	20.43	20.53	37
	12/31/2014	18.03	20.43	32
	12/31/2013	17.23*	18.03	15
T. Rowe Price Growth Stock Fund	12/31/2020	$105.70	$143.37	7,141
	12/31/2019	81.56	105.70	5,955
	12/31/2018	83.19	81.56	4,373
	12/31/2017	62.84	83.19	3,596
	12/31/2016	62.55	62.84	1,804
	12/31/2015	56.89	62.55	175
	12/31/2014	52.49	56.89	3
	12/31/2013	44.96*	52.49	3
T. Rowe Price International Bond Fund(3)	12/31/2020	$ 9.63	$ 10.64	17,324
	12/31/2019	9.11	9.63	14,568
	12/31/2018	9.48	9.11	11,664
	12/31/2017	8.61	9.48	4,120
	12/31/2016	8.50	8.61	1,754
	12/31/2015	9.10	8.50	42
	12/31/2014	9.56	9.10	34
	12/31/2013	9.24*	9.56	20
51

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T Rowe Price New Horizons Fund(4)	12/31/2020	$105.74	$165.21	6,256
	12/31/2019	77.50	105.74	5,459
	12/31/2018	75.20	77.5	4,198
	12/31/2017	57.73	75.20	2,383
	12/31/2016	54.06	57.73	742
	12/31/2015	52.17	54.06	64
	12/31/2014	49.37	52.17	3
	12/31/2013	43.63*	49.37	3
T Rowe Price New Income Fund(4)	12/31/2020	$ 11.02	$ 11.54	18,028
	12/31/2019	10.18	11.02	16,082
	12/31/2018	10.34	10.18	13,798
	12/31/2017	10.04	10.34	10,346
	12/31/2016	9.87	10.04	7,428
	12/31/2015	9.96	9.87	25
	12/31/2014	9.44	9.96	15
	12/31/2013	9.25*	9.44	14
T. Rowe Price Overseas Stock Fund	12/31/2020	$ 12.48	$ 13.50	21,598
	12/31/2019	10.25	12.48	18,566
	12/31/2018	12.18	10.25	15,202
	12/31/2017	9.68	12.18	9,565
	12/31/2016	9.50	9.68	4,389
	12/31/2015	9.83	9.50	45
	12/31/2014	10.33	9.83	14
	12/31/2013	9.32*	10.33	14
T. Rowe Price Small-Cap Value Fund	12/31/2020	$ 76.70	$ 85.47	5,794
	12/31/2019	61.53	76.70	5,223
	12/31/2018	70.19	61.53	4,151
	12/31/2017	62.49	70.19	3,083
	12/31/2016	48.90	62.49	1,288
	12/31/2015	51.74	48.90	38
	12/31/2014	51.89	51.74	3
	12/31/2013	45.41*	51.89	3
T. Rowe Price Spectrum Income Fund	12/31/2020	$ 15.87	$ 16.68	3,510
	12/31/2019	14.37	15.87	2,912
	12/31/2018	14.90	14.37	2,708
	12/31/2017	14.05	14.90	2,115
	12/31/2016	13.10	14.05	1,526
	12/31/2015	13.48	13.10	12
	12/31/2014	13.06	13.48	10
	12/31/2013	12.59*	13.06	10
52

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard 500 Index Fund	12/31/2020	$264.39	$309.98	22,796
	12/31/2019	203.02	264.39	19,562
	12/31/2018	214.48	203.02	15,151
	12/31/2017	177.75	214.48	11,042
	12/31/2016	160.30	177.75	2,929
	12/31/2015	159.63	160.30	766
	12/31/2014	141.90	159.63	5
	12/31/2013	111.23*	141.90	2
Vanguard Developed Markets Index Fund Investor Shares(2)	12/31/2020	$ 14.13	$ 15.43	18,019
	12/31/2019	12.45	14.13	14,807
	12/31/2018	13.82	12.45	22,194
	12/31/2017	11.05	13.82	9,385
	12/31/2016	10.89	11.05	4,977
	12/31/2015	11.03	10.89	279
	12/31/2014	11.83	11.03	47
	12/31/2013	9.86*	11.83	20
Vanguard Developed Markets Index Fund Admiral Shares	12/31/2020	$ 15.05	$ 16.44	34,397
	12/31/2019	11.70	15.05	28,636
	12/31/2018	14.70	11.70	12,628
	12/31/2017	12.93*	14.70	9,765
Vanguard Emerging Markets Stock Index Fund	12/31/2020	$ 40.64	$ 46.39	7,107
	12/31/2019	34.10	40.64	5,854
	12/31/2018	40.30	34.10	4,213
	12/31/2017	30.96	40.30	2,553
	12/31/2016	27.97	30.96	589
	12/31/2015	33.37	27.97	52
	12/31/2014	33.45	33.37	11
	12/31/2013	35.77*	33.45	5
Vanguard Extended Market Index Fund	12/31/2020	$ 84.73	$110.97	19,457
	12/31/2019	66.80	84.73	16,010
	12/31/2018	74.41	66.80	12,303
	12/31/2017	63.59	74.41	8,009
	12/31/2016	55.27	63.59	2,089
	12/31/2015	57.69	55.27	79
	12/31/2014	54.20	57.69	10
	12/31/2013	40.86*	54.20	4
Vanguard Federal Money Market Fund	12/31/2020	$ 1.02	$ 1.01	79,840
	12/31/2019	1.01	1.02	86,821
	12/31/2018	1.00	1.01	12,089
	12/31/2017	1.00	1.00	786
	12/31/2016	1.00	1.00	181
53

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard High-Yield Corporate Fund(2)	12/31/2020	$ 8.35	$ 8.71	4,788
	12/31/2019	5.87	8.35	4,542
	12/31/2018	7.57	5.87	19,502
	12/31/2017	7.14	7.57	5,407
	12/31/2016	6.48	7.14	3,144
	12/31/2015	6.64	6.48	565
	12/31/2014	6.33	6.64	35
	12/31/2013	6.14*	6.33	27
Vanguard High-Yield Corporate Fund Admiral Shares	12/31/2020	$ 6.74	$ 7.03	31,619
	12/31/2019	7.28	6.74	24,305
	12/31/2018	6.10	7.28	4,007
	12/31/2017	5.93	6.10	4,823
Vanguard Prime Money Market Fund(1)	12/31/2020	$ 1.01	$ 1.00	2,249
	12/31/2019	1.00	1.01	2,249
	12/31/2018	0.99	1.00	2,159
	12/31/2017	0.98	0.99	1,370
	12/31/2016	0.99	0.98	578
	12/31/2015	0.99	0.99	162
	12/31/2014	1.00	0.99	162
	12/31/2013	1.00*	1.00	162
Vanguard Real Estate Index Fund	12/31/2020	$ 44.10	$ 41.64	7,874
	12/31/2019	34.52	44.10	6,575
	12/31/2018	37.06	34.52	4,936
	12/31/2017	36.56	37.06	2,346
	12/31/2016	33.17	35.65	406
	12/31/2015	32.73	33.17	37
	12/31/2014	25.40	32.73	8
	12/31/2013	25.41*	25.40	6
Vanguard Retirement Income Fund	12/31/2020	$ 16.41	$ 17.87	18
	12/31/2019	14.68	16.41	18
	12/31/2018	15.14	14.68	14
	12/31/2017	14.01	15.14	11
	12/31/2016	13.36	14.01	10
	12/31/2015	13.44	13.36	10
	12/31/2014	12.79	13.44	10
	12/31/2013	12.25*	12.79	10
Vanguard Short-Term Inflation Protected Securities Index Fund	12/31/2020	$ 25.00	$ 25.99	5,919
	12/31/2019	24.08	25.00	5,713
	12/31/2018	24.20	24.08	5,067
	12/31/2017	24.25	24.20	2,735
	12/31/2016	23.85	24.25	382
	12/31/2015	24.10	23.85	21
	12/31/2014	24.62	24.10	21
	12/31/2013	24.48*	24.62	21
54

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Small-Cap Index Fund	12/31/2020	$ 73.81	$ 87.08	15,883
	12/31/2019	58.50	73.81	13,095
	12/31/2018	65.13	58.50	9,501
	12/31/2017	56.56	65.13	5,984
	12/31/2016	48.26	56.56	1,492
	12/31/2015	50.71	48.26	23
	12/31/2014	47.93	50.71	5
	12/31/2013	36.11*	47.93	4
Vanguard STAR Fund	12/31/2020	$ 36.24	$ 43.59	24,217
	12/31/2019	29.94	36.24	20,856
	12/31/2018	31.93	29.94	16,416
	12/31/2017	27.24	31.93	14,535
	12/31/2016	25.80	27.24	3,483
	12/31/2015	25.97	25.80	21
	12/31/2014	24.30	25.97	6
	12/31/2013	22.35*	24.30	6
Vanguard Target Retirement 2015 Fund	12/31/2020	$ 20.22	$ 22.09	4,775
	12/31/2019	17.77	20.22	4,378
	12/31/2018	18.49	17.77	4,149
	12/31/2017	16.74	18.49	3,744
	12/31/2016	15.88	16.74	1,392
	12/31/2015	16.02	15.88	9
	12/31/2014	15.10	16.02	9
	12/31/2013	14.15*	15.10	9
Vanguard Target Retirement 2025 Fund	12/31/2020	$ 22.88	$ 25.68	50,010
	12/31/2019	19.31	22.88	39,754
	12/31/2018	20.55	19.31	28,180
	12/31/2017	17.89	20.55	13,690
	12/31/2016	16.80	17.89	6,580
	12/31/2015	17.11	16.80	951
	12/31/2014	16.03	17.11	31
	12/31/2013	14.79*	16.03	9
Vanguard Target Retirement 2035 Fund	12/31/2020	$ 25.50	$ 28.99	63,296
	12/31/2019	21.02	25.50	49,447
	12/31/2018	22.72	21.02	35,148
	12/31/2017	19.25	22.72	25,589
	12/31/2016	17.95	19.25	9,993
	12/31/2015	18.35	17.95	991
	12/31/2014	17.27	18.35	61
	12/31/2013	15.72*	17.27	20
55

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Target Retirement 2045 Fund	12/31/2020	$ 27.39	$ 31.55	58,192
	12/31/2019	22.13	27.39	42,711
	12/31/2018	24.25	22.13	28,714
	12/31/2017	20.16	24.25	15,160
	12/31/2016	18.69	20.16	5,086
	12/31/2015	19.17	18.69	838
	12/31/2014	18.06	19.17	117
	12/31/2013	16.35*	18.06	24
Vanguard Target Retirement 2055 Fund	12/31/2020	$ 37.25*	$ 50.02	502
Vanguard Target Retirement 2065 Fund	12/31/2020	$ 20.72*	$ 27.80	2,220
Vanguard Total Bond Market Index Fund	12/31/2020	$ 12.50	$ 13.34	58,724
	12/31/2019	11.61	12.50	46,963
	12/31/2018	11.73	11.61	38,642
	12/31/2017	11.43	11.73	19,130
	12/31/2016	11.25	11.43	2,475
	12/31/2015	11.30	11.25	459
	12/31/2014	10.79	11.30	46
	12/31/2013	11.05*	10.79	20
1.10 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard 500 Index Fund	12/31/2020	$258.08	$302.30	1
	12/31/2019	198.61	258.08	1
	12/31/2018	210.09	198.61	1
	12/31/2017	174.60	210.09	1
	12/31/2016	157.74	174.60	1
	12/31/2015	127.66	157.74	1
	12/31/2014	141.27	157.66	2
	12/31/2013	110.93*	141.27	1
Vanguard Developed Markets Index Fund Admiral Shares	12/31/2020	$ 15.07	$ 16.46	11
	12/31/2019	12.43	15.07	11
	12/31/2018	14.71	12.43	11
	12/31/2017	12.93*	$ 14.71	12
Vanguard Developed Markets Index Fund - Admiral Shares (formerly Investor share)(2)	12/31/2020	$ 13.73	$ 14.93	15
	12/31/2019	11.44	13.73	15
	12/31/2018	13.59	11.44	15
	12/31/2017	10.94	13.59	15
	12/31/2016	10.75	10.94	15
	12/31/2015	10.93	10.75	15
	12/31/2014	11.78	10.93	15
	12/31/2013	9.81*	11.78	15
56

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Emerging Markets Stock Index Fund	12/31/2020	$ 41.59	$ 47.37	4
	12/31/2019	34.71	41.59	4
	12/31/2018	41.03	34.71	4
	12/31/2017	31.40	41.03	4
	12/31/2016	28.22	31.40	4
	12/31/2015	33.48	28.22	4
	12/31/2014	33.43	33.48	4
	12/31/2013	35.60*	33.43	4
Vanguard Extended Market Index Fund	12/31/2020	$ 82.11	$107.33	4
	12/31/2019	64.96	82.11	4
	12/31/2018	72.58	64.96	4
	12/31/2017	62.28	72.58	4
	12/31/2016	54.41	62.28	4
	12/31/2015	57.07	54.41	4
	12/31/2014	53.85	57.07	4
	12/31/2013	40.61*	53.85	4
Vanguard Federal Money Market Fund	12/31/2020	$ 1.02	$ 1.01	80
	12/31/2019	1.00	1.02	80
	12/31/2018	1.00	1.00	80
	12/31/2017	1.00	1.00	75
	12/31/2016	1.00	1.00	80
Vanguard High-Yield Corporate Fund Admiral	12/31/2020	$ 6.73	$ 6.98	25
	12/31/2019	5.89	6.73	25
	12/31/2018	6.11	5.89	25
	12/31/2017	5.93*	6.11	25
Vanguard High-Yield Corporate Fund(2)	12/31/2020	$ 8.10	$ 8.41	24
	12/31/2019	7.10	8.10	24
	12/31/2018	7.43	7.10	24
	12/31/2017	7.04	7.43	24
	12/31/2016	6.41	7.04	24
	12/31/2015	6.56	6.41	24
	12/31/2014	6.33	6.56	24
	12/31/2013	6.14*	6.33	24
Vanguard Prime Money Market Fund(1)	12/31/2020	$ 1.01	$ 1.00	81
	12/31/2019	0.99	1.01	81
	12/31/2018	0.99	0.99	81
	12/31/2017	0.99	0.99	82
	12/31/2016	0.99	0.99	81
	12/31/2015	0.99	0.99	162
	12/31/2014	1.00	0.99	162
	12/31/2013	1.00*	1.00	162
57

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Real Estate Index Fund	12/31/2020	$ 42.86	$ 40.30	6
	12/31/2019	33.70	42.86	6
	12/31/2018	36.56	33.70	6
	12/31/2017	35.17	36.56	6
	12/31/2016	32.88	35.17	6
	12/31/2015	32.62	32.88	6
	12/31/2014	25.36	32.62	6
	12/31/2013	25.33*	25.36	6
Vanguard Small-Cap Index Fund	12/31/2020	$ 72.07	$ 84.75	4
	12/31/2019	57.25	72.07	4
	12/31/2018	63.93	57.25	4
	12/31/2017	55.71	63.93	4
	12/31/2016	47.78	55.71	4
	12/31/2015	50.29	47.78	4
	12/31/2014	47.55	50.29	4
	12/31/2013	35.94*	47.55	4
Vanguard Total Bond Market Index Fund	12/31/2020	$ 12.71	$ 13.45	13
	12/31/2019	11.86	12.71	13
	12/31/2018	11.94	11.86	14
	12/31/2017	11.60	11.94	13
	12/31/2016	11.37	11.60	13
	12/31/2015	11.37	11.37	13
	12/31/2014	10.80	11.37	14
	12/31/2013	11.06*	10.80	13
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Global Bond 1	12/31/2020	$ 12.33	$ 13.52	8
	12/31/2019	11.71*	12.33	9
T Rowe Price Emerging Markets Stock Fund	12/31/2020	$ 47.73	$ 55.72	3
	12/31/2019	37.90	47.73	3
	12/31/2018	45.45	37.90	3
	12/31/2017	31.97	45.45	3
	12/31/2016	28.71	31.97	3
	12/31/2015	32.62	28.71	3
	12/31/2014	32.32	32.62	3
	12/31/2013	33.54*	32.32	3
58

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Equity Income Fund	12/31/2020	$ 51.02	$ 51.04	3
	12/31/2019	41.05	51.02	3
	12/31/2018	40.12	41.05	3
	12/31/2017	40.12	46.15	3
	12/31/2016	33.80	40.12	3
	12/31/2015	36.40	33.80	3
	12/31/2014	34.04	36.40	4
	12/31/2013	29.45*	34.04	3
T. Rowe Price Global Real Estate Fund	12/31/2020	$ 25.81	$ 24.68	5
	12/31/2019	21.03	25.81	5
	12/31/2018	21.35	21.03	5
	12/31/2017	21.35	22.85	5
	12/31/2016	20.84	21.35	5
	12/31/2015	20.65	20.84	5
	12/31/2014	18.13	20.65	5
	12/31/2013	19.66*	18.13	5
T. Rowe Price Growth Stock Fund	12/31/2020	$102.60	$138.74	2
	12/31/2019	79.50	102.60	2
	12/31/2018	62.01	79.50	2
	12/31/2017	62.01	81.47	2
	12/31/2016	61.88	62.01	2
	12/31/2015	56.73	61.88	2
	12/31/2014	52.39	56.73	2
	12/31/2013	40.96*	52.39	2
T. Rowe Price International Bond Fund(3)	12/31/2020	$ 9.97	$ 11.02	11
	12/31/2019	9.37	9.97	10
	12/31/2018	8.84	9.37	10
	12/31/2017	8.84	9.69	10
	12/31/2016	8.72	8.84	10
	12/31/2015	9.32	8.72	10
	12/31/2014	9.66	9.32	10
	12/31/2013	9.90*	9.66	10
T Rowe Price New Horizons Fund(4)	12/31/2020	$103.06	$160.64	3
	12/31/2019	75.88	103.06	3
	12/31/2018	57.25	75.88	3
	12/31/2017	57.25	73.98	3
	12/31/2016	53.74	57.25	3
	12/31/2015	52.07	53.74	3
	12/31/2014	49.28	52.07	2
	12/31/2013	37.49*	49.28	2
59

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T Rowe Price New Income Fund(4)	12/31/2020	$ 11.62	$ 12.29	10
	12/31/2019	10.68	11.62	10
	12/31/2018	10.35	10.68	10
	12/31/2017	10.35	10.77	10
	12/31/2016	10.09	10.35	10
	12/31/2015	10.08	10.09	10
	12/31/2014	9.53	10.08	10
	12/31/2013	9.90*	9.53	10
T. Rowe Price Overseas Stock Fund	12/31/2020	$ 12.71	$ 13.80	11
	12/31/2019	10.39	12.71	11
	12/31/2018	9.72	10.39	11
	12/31/2017	9.72	12.29	11
	12/31/2016	9.50	9.72	11
	12/31/2015	9.80	9.50	11
	12/31/2014	10.31	9.80	11
	12/31/2013	9.13*	10.31	11
T. Rowe Price Small-Cap Value Fund	12/31/2020	$ 74.99	$ 83.16	2
	12/31/2019	60.70	74.99	2
	12/31/2018	62.80	60.70	2
	12/31/2017	62.80	69.82	2
	12/31/2016	48.96	62.80	2
	12/31/2015	51.60	48.96	2
	12/31/2014	51.79	51.60	2
	12/31/2013	42.11*	51.79	2
T. Rowe Price Spectrum Income Fund	12/31/2020	$ 16.55	$ 17.50	8
	12/31/2019	14.91	16.55	7
	12/31/2018	14.46	14.91	8
	12/31/2017	14.46	15.42	8
	12/31/2016	13.41	14.46	8
	12/31/2015	13.70	13.41	8
	12/31/2014	13.22	13.70	8
	12/31/2013	13.26*	13.22	7
Vanguard 500 Index Fund	12/31/2020	$256.96	$301.00	1
	12/31/2019	197.72	256.96	1
	12/31/2018	174.28	197.72	1
	12/31/2017	174.28	209.15	1
	12/31/2016	157.46	174.28	1
	12/31/2015	157.38	157.46	1
	12/31/2014	140.96	157.38	1
	12/31/2013	110.93*	140.96	1
Vanguard Developed Markets Index Fund Admiral	12/31/2020	$ 14.69	$ 15.94	12
	12/31/2019	12.27	14.69	12
	12/31/2018	12.93	12.27	12
	12/31/2017	12.93	14.60	12
60

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Developed Markets Index Fund(2)	12/31/2020	$ 13.42	$ 14.67	11
	12/31/2019	11.11	13.42	11
	12/31/2018	10.63	11.11	15
	12/31/2017	10.63	13.21	15
	12/31/2016	10.58	10.63	15
	12/31/2015	10.87	10.58	15
	12/31/2014	11.66	10.87	15
	12/31/2013	9.81*	11.66	15
Vanguard Emerging Markets Stock Index Fund	12/31/2020	$ 39.91	$ 45.29	4
	12/31/2019	33.80	39.91	4
	12/31/2018	31.03	33.80	4
	12/31/2017	31.03	40.19	4
	12/31/2016	27.90	31.03	4
	12/31/2015	33.20	27.90	4
	12/31/2014	33.34	33.20	4
	12/31/2013	35.60*	33.34	4
Vanguard Extended Market Index Fund	12/31/2020	$ 81.69	$106.67	3
	12/31/2019	64.64	81.69	3
	12/31/2018	62.00	64.64	4
	12/31/2017	62.00	72.24	4
	12/31/2016	54.18	62.00	4
	12/31/2015	56.83	54.18	4
	12/31/2014	53.61	56.83	4
	12/31/2013	40.61*	53.61	4
Vanguard Federal Money Market Fund	12/31/2020	$ 1.00	$ 0.99	75
	12/31/2019	1.00	1.00	75
	12/31/2018	1.00	1.00	75
	12/31/2017	1.00	1.00	75
	12/31/2016	1.00	1.00	75
Vanguard High-Yield Corporate Fund Admiral	12/31/2020	$ 6.50	$ 6.77	12
	12/31/2019	5.74	6.50	25
	12/31/2018	5.93	5.74	25
	12/31/2017	5.93	6.05	25
Vanguard High-Yield Corporate Fund(2)	12/31/2020	$ 7.69	$ 8.05	10
	12/31/2019	6.68	7.69	17
	12/31/2018	6.68	6.68	24
	12/31/2017	6.68	6.99	24
	12/31/2016	6.14	6.68	24
	$ 42,369.00	6.37	6.14	24
	42,004.00	6.24	6.37	24
	$ 41,639.00	6.14*	6.24	24
61

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Prime Money Market Fund(1)	12/31/2020	$ 0.95	$ 0.94	82
	12/31/2019	0.93	0.95	82
	12/31/2018	0.93	0.93	82
	12/31/2017	0.93	0.93	82
	12/31/2016	0.94	0.93	82
	12/31/2015	0.96	0.94	162
	12/31/2014	0.98	0.96	162
	12/31/2013	1.00*	0.98	162
Vanguard Real Estate Index Fund	12/31/2020	$ 42.00	$ 39.61	4
	12/31/2019	33.03	42.00	6
	12/31/2018	34.53	33.03	6
	12/31/2017	34.53	35.65	6
	12/31/2016	32.28	34.53	6
	12/31/2015	32.05	32.28	6
	12/31/2014	25.04	32.05	6
	12/31/2013	25.33*	25.04	6
Vanguard Target Retirement Income Fund	12/31/2020	$ 16.58	$ 18.16	8
	12/31/2019	14.72	16.58	8
	12/31/2018	14.00	14.72	8
	12/31/2017	14.00	15.10	8
	12/31/2016	13.37	14.00	8
	12/31/2015	13.45	13.37	8
	12/31/2014	12.82	13.45	8
	12/31/2013	12.58*	12.82	8
Vanguard Short-Term Inflation Protected Securities Index Fund	12/31/2020	$ 25.41	$ 26.51	4
	12/31/2019	24.40	25.41	4
	12/31/2018	24.40	24.40	4
	12/31/2017	24.40	24.43	4
	12/31/2016	23.93	24.40	4
	12/31/2015	24.12	23.93	4
	12/31/2014	24.58	24.12	4
	12/31/2013	25.06*	24.58	4
Vanguard Small-Cap Index Fund	12/31/2020	$ 71.32	$ 83.82	4
	12/31/2019	56.75	71.32	4
	12/31/2018	55.36	56.75	4
	12/31/2017	55.36	63.45	4
	12/31/2016	47.49	55.36	4
	12/31/2015	50.01	47.49	4
	12/31/2014	47.31	50.01	4
	12/31/2013	35.94*	47.31	4
62

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard STAR Fund	12/31/2020	$ 36.24	$ 43.26	5
	12/31/2019	30.19	36.24	5
	12/31/2018	27.45	30.19	4
	12/31/2017	27.45	32.33	4
	12/31/2016	25.90	27.45	4
	12/31/2015	26.07	25.90	5
	12/31/2014	24.42	26.07	4
	12/31/2013	22.22*	24.42	4
Vanguard Target Retirement 2015 Fund	12/31/2020	$ 20.44	$ 22.26	7
	12/31/2019	17.88	20.44	7
	12/31/2018	16.69	17.88	7
	12/31/2017	16.69	18.52	7
	12/31/2016	15.81	16.69	7
	12/31/2015	15.97	15.81	7
	12/31/2014	15.06	15.97	7
	12/31/2013	14.16*	15.06	7
Vanguard Target Retirement 2025 Fund	12/31/2020	$ 23.06	$ 25.71	7
	12/31/2019	19.58	23.06	7
	12/31/2018	17.99	19.58	6
	12/31/2017	17.99	20.76	7
	12/31/2016	16.82	17.99	7
	12/31/2015	17.05	16.82	7
	12/31/2014	16.00	17.05	7
	12/31/2013	14.58*	16.00	7
Vanguard Target Retirement 2035 Fund	12/31/2020	$ 25.39	$ 28.66	6
	12/31/2019	21.13	25.39	7
	12/31/2018	19.47	21.13	7
	12/31/2017	19.47	23.02	7
	12/31/2016	18.07	19.47	7
	12/31/2015	18.39	18.07	7
	12/31/2014	17.24	18.39	7
	12/31/2013	15.31*	17.24	6
Vanguard Target Retirement 2045 Fund	12/31/2020	$ 27.23	$ 31.15	6
	12/31/2019	22.19	27.23	6
	12/31/2018	20.40	22.19	6
	12/31/2017	20.40	24.55	6
	12/31/2016	18.82	20.40	6
	12/31/2015	19.22	18.82	6
	12/31/2014	18.03	19.22	7
	12/31/2013	15.86*	18.03	7
Vanguard Target Retirement 2055 Fund	12/31/2020	$ 37.25*	$ 49.94	3
Vanguard Target Retirement 2065 Fund	12/31/2020	$ 20.72*	$ 27.78	6
63

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Total Bond Market Index Fund	12/31/2020	$ 11.71	$ 12.52	10
	12/31/2019	10.99	11.71	13
	12/31/2018	11.02	10.99	13
	12/31/2017	11.02	11.17	13
	12/31/2016	10.97	11.02	13
	12/31/2015	11.14	10.97	13
	12/31/2014	10.73	11.14	13
	12/31/2013	11.06*	10.73	14
*	Inception Price on date Underlying Fund was added to the Separate Account.
(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard Prime Money Market Fund
(2)	On and after May 1, 2017 Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard® Developed Markets Index—Admiral Shares (formerly Investor Shares)
Vanguard® HighYield Corporate Fund Investor Shares
(3)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
T Rowe Price International Bond Fund
(4)	On and after May 1, 2021, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
T Rowe Price New Horizons Fund
T Rowe Price New Income Fund
64

May 1, 2021
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Flexible Premium Qualified
Variable Deferred Group Annuity Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the qualified group annuity contract (“Group Contract”) dated May 1, 2021 and the prospectus for the Retirement Protector qualified variable deferred group annuity contract (“Retirement Protector”) dated May 1, 2021. Copies of the prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder) may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder) sets forth information that a prospective investor should know before investing in a Certificate. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder).
May 1, 2021

General Information and History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, which engages in the business of insurance. HMLIC is an indirect, wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
Additional Condensed Financial Information
The following schedule includes Accumulation Unit Values for the periods indicated for the Group Contact. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.
The Separate Account was established in 2006 but not funded until January 2, 2008. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are included herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit we use to calculate the value of your interest in a Subaccount.
The tables below show three sets of Accumulation Unit Values that reflect the other levels of annual expenses available under the Group Contract. The information for the Accumulation Unit Values reflecting the highest and lowest levels of annual expenses available under the Group Contract can be found in Appendix A of the prospectus for the Group Contract.

0.85 M & E (These options are only available in the Group Contract.)
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Growth and Income Fund	12/31/2020	$ 21.28	$ 22.89	52,265
	12/31/2019	17.73	21.28	43,407
	12/31/2018	19.64	17.73	35,750
	12/31/2017	16.97	19.64	25,656
	12/31/2016	14.44	16.97	12,927
	12/31/2015	15.04	14.44	5,867
	12/31/2014	13.62*	15.04	768
American Funds IS Global Bond Fund	12/31/2020	$ 12.12	$ 13.46	1,081
	12/31/2019	11.71*	$ 12.32	256
American Funds IS Growth Fund	12/31/2020	$156.38	$235.25	7,584
	12/31/2019	120.89	156.38	6,302
	12/31/2018	122.55	120.89	4,893
	12/31/2017	96.56	122.55	3,031
	12/31/2016	89.15	96.56	2,146
	12/31/2015	84.35	89.15	1,166
	12/31/2014	78.04*	84.35	95
American Funds IS Managed Risk Asset Allocation Fund	12/31/2020	$ 16.06	$ 16.86	4,510
	12/31/2019	13.73	16.06	3,690
	12/31/2018	14.56	13.73	2,936
	12/31/2017	12.79	14.56	2,340
	12/31/2016	12.02	12.79	638
	12/31/2015	12.24	12.02	164
	12/31/2014	11.93*	12.24	11
American Funds IS New World Fund	12/31/2020	$ 31.69	$ 38.74	25,105
	12/31/2019	24.81	31.69	23,190
	12/31/2018	29.18	24.81	17,956
	12/31/2017	22.80	29.18	13,431
	12/31/2016	21.89	22.80	12,022
	12/31/2015	22.85	21.89	2,886
	12/31/2014	24.81*	22.85	1,192

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
BlackRock High Yield V.I. III	12/31/2020	$ 8.32	$ 8.83	24,078
	12/31/2019	7.31	8.32	14,566
	12/31/2018	7.59	7.31	11,220
	12/31/2017	7.38*	7.59	4,292
BNY Mellon Small Cap Stock Index Portfolio — Service Shares (formerly Dreyfus)	12/31/2020	$ 39.21	$ 43.01	77,130
	12/31/2019	32.35	39.21	72,919
	12/31/2018	35.85	32.35	68,139
	12/31/2017	32.16	35.85	64,033
	12/31/2016	25.79	32.16	57,468
	12/31/2015	26.63	25.79	21,461
	12/31/2014	25.55	26.63	19,345
	12/31/2013	18.31	25.55	14,095
	12/31/2012	15.95	18.31	8,950
	12/31/2011	15.99	15.95	6,828
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2020	$157.95	$177.11	25,351
	12/31/2019	126.86	157.95	25,303
	12/31/2018	144.69	126.86	23,457
	12/31/2017	126.20	144.69	21,245
	12/31/2016	106.08	126.20	19,638
	12/31/2015	110.17	106.08	2,038
	12/31/2014	101.93	110.17	1,955
	12/31/2013	77.59	101.93	788
	12/31/2012	66.87	77.59	282
	12/31/2011	69.12	66.87	152
ClearBridge Variable Small Cap Growth I	12/31/2020	$ 30.15	$ 42.83	2,474
	12/31/2019	28.49*	30.15	827
Fidelity® VIP Freedom 2015 PortfolioSM SC2	12/31/2020	$ 16.23	$ 18.27	11,919
	12/31/2019	13.87	16.23	10,928
	12/31/2018	14.77	13.87	8,506
	12/31/2017	12.97	14.77	8,148
	12/31/2016	12.39	12.97	7,763
	12/31/2015	12.95*	12.39	8
Fidelity® VP Freedom 2025 PortfolioSM SC2	12/31/2020	$ 17.65	$ 20.24	54,516
	12/31/2019	14.65	17.65	43,637
	12/31/2018	15.85	14.65	37,991
	12/31/2017	13.59	15.85	29,127
	12/31/2016	12.94	13.59	17,067
	12/31/2015	13.63*	12.94	2,635
Fidelity® VIP Freedom 2035 PortfolioSM SC2	12/31/2020	$ 28.02	$ 32.77	75,762
	12/31/2019	22.23	28.02	61,247
	12/31/2018	24.77	22.23	42,015
	12/31/2017	20.30	24.77	25,431
	12/31/2016	19.22	20.30	16,521
	12/31/2015	20.44*	19.22	5,118

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity® VIP Freedom 2045 PortfolioSM SC2	12/31/2020	$ 26.68	$ 31.47	61,324
	12/31/2019	20.98	26.68	46,694
	12/31/2018	23.55	20.98	34,173
	12/31/2017	19.26	23.55	21,571
	12/31/2016	18.23	19.26	7,806
	12/31/2015	19.39*	18.23	1,097
Fidelity® VIP Freedom 2055 PortfolioSM SC2	12/31/2020	$ 13.67	$ 12.99	713
Fidelity® VIP Freedom 2065 PortfolioSM SC2	12/31/2020	$ 13.67	$ 12.95	237
Fidelity® VIP FundsManager® 20% SC2	12/31/2020	$ 12.75	$ 13.67	7,005
	12/31/2019	11.68	12.75	6,889
	12/31/2018	11.99	11.68	4,647
	12/31/2017	11.28	11.99	3,627
	12/31/2016	11.08	11.28	1,680
	12/31/2015	11.36*	11.08	52
Fidelity® VIP FundsManager® 50% SC2	12/31/2020	$ 15.30	$ 17.28	12,283
	12/31/2019	13.11	15.30	9,899
	12/31/2018	13.97	13.11	7,674
	12/31/2017	12.33	13.97	6,607
	12/31/2016	11.93	12.33	5,260
	12/31/2015	12.38*	11.93	9
Fidelity® VIP FundsManager® 60% SC2	12/31/2020	$ 14.80	$ 16.86	79,604
	12/31/2019	12.41	14.80	75,112
	12/31/2018	13.39	12.41	64,702
	12/31/2017	11.56	13.39	56,768
	12/31/2016	11.14	11.56	42,071
	12/31/2015	11.61*	11.14	2,109
Fidelity® VIP FundsManager® 70% SC2	12/31/2020	$ 16.53	$ 19.01	57,586
	12/31/2019	13.61	16.53	58,160
	12/31/2018	14.87	13.61	49,373
	12/31/2017	12.61	14.87	47,952
	12/31/2016	12.12	12.61	45,563
	12/31/2015	12.68*	12.12	929
Fidelity® VIP FundsManager® 85% SC2	12/31/2020	$ 17.19	$ 19.98	35,431
	12/31/2019	13.74	17.19	31,492
	12/31/2018	15.24	13.74	30,211
	12/31/2017	12.51	15.24	25,522
	12/31/2016	11.96	12.51	19,377
	12/31/2015	12.57*	11.96	772

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity® VIP Index 500 Portfolio SC2	12/31/2020	$404.57	$473.11	36,613
	12/31/2019	311.39	404.57	36,312
	12/31/2018	329.65	311.39	34,829
	12/31/2017	273.82	329.65	32,934
	12/31/2016	247.47	273.82	30,751
	12/31/2015	246.91	247.47	15,034
	12/31/2014	219.79	246.91	13,463
	12/31/2013	168.00	219.79	10,121
	12/31/2012	146.50	168.00	7,979
	12/31/2011	145.12	146.50	6,261
Fidelity® VIP Investment Grade Bond Portfolio	12/31/2020	$ 17.95	$ 19.43	82,211
	12/31/2019	16.55	17.95	70,682
	12/31/2018	16.82	16.55	55,695
	12/31/2017	16.31	16.82	57,313
	12/31/2016	15.75	16.31	53,129
	12/31/2015	16.02	15.75	48,231
	12/31/2014	15.29	16.02	42,867
	12/31/2013	15.75	15.29	31,654
	12/31/2012	15.04	15.75	18,807
	12/31/2011	14.16	15.04	11,850
Fidelity VIP Overseas Portfolio SC2(1)	12/31/2020	$ 26.59	$ 30.41	111,429
	12/31/2019	21.03	26.59	107,523
	12/31/2018	24.98	21.03	100,951
	12/31/2017	19.38	24.98	94,706
	12/31/2016	20.63	19.38	86,557
	12/31/2015	20.14	20.63	79,329
	12/31/2014	22.15	20.14	69,898
	12/31/2013	17.16	22.15	55,129
	12/31/2012	14.37	17.16	43,242
	12/31/2011	17.53	14.37	32,398
Fidelity® VIP Real Estate Portfolio SC2(1)	12/31/2020	$ 24.26	$ 22.42	55,477
	12/31/2019	19.90	24.26	49,031
	12/31/2018	21.46	19.90	45,398
	12/31/2017	20.85	21.46	39,844
	12/31/2016	19.94	20.85	36,080
	12/31/2015	19.45*	19.94	302
JPMorgan Small-Cap Value Fund	12/31/2020	$ 32.03	$ 33.59	7,437
	12/31/2019	27.18	32.03	6,142
	12/31/2018	31.98	27.18	5,055
	12/31/2017	31.34	31.98	2,533
	12/31/2016	24.34	31.34	1,421
	12/31/2015	26.64*	24.34	662

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2020	$ 43.62	$ 54.18	9,160
	12/31/2019	33.39	43.62	8,660
	12/31/2018	35.89	33.39	8,407
	12/31/2017	29.58	35.89	5,168
	12/31/2016	26.89	29.58	2,713
	12/31/2015	26.89	26.89	1,047
	12/31/2014	24.04*	26.89	287
Lord Abbett Series Fund Developing Growth Portfolio(1)	12/31/2020	$ 40.62	$ 69.52	10,050
	12/31/2019	31.09	40.62	10,703
	12/31/2018	29.89	31.09	7,983
	12/31/2017	23.20	29.89	4,057
	12/31/2016	24.02	23.20	2,377
	12/31/2015	26.39	24.02	810
	12/31/2014	25.66	26.39	361
	12/31/2013	18.17*	25.66	7
MFS VIT II International Growth Service	12/31/2020	$ 16.00	$ 18.33	4,921
	12/31/2019	14.68*	16.00	1,334
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2020	$ 13.85	$ 14.23	22,819
	12/31/2019	10.68	13.85	19,864
	12/31/2018	12.19	10.68	14,113
	12/31/2017	10.84	12.19	7,911
	12/31/2016	9.44	10.84	3,422
	12/31/2015	10.14*	9.44	350
T. Rowe Price Government Money Portfolio	12/31/2020	$ 0.96	$ 0.95	329,902
	12/31/2019	0.95	0.96	389,975
	12/31/2018	0.94	0.95	423,390
	12/31/2017	0.95	0.94	428,530
	12/31/2016	0.96	0.95	8,629
	12/31/2015	0.96	0.96	13,375
	12/31/2014	0.97	0.96	11,124
	12/31/2013	0.98	0.97	9,276
	12/31/2012	0.99	0.98	3,173
	12/31/2011	1.00	0.99	5,641
Templeton Global Bond VIP Fund - Class 4(1)	12/31/2020	$ 22.68	$ 21.29	12,379
	12/31/2019	22.46	22.68	13,999
	12/31/2018	22.23	22.46	12,806
	12/31/2017	22.03	22.23	9,922
	12/31/2016	21.60	22.03	8,941
	12/31/2015	22.78	21.60	7,730
	12/31/2014	22.59	22.78	6,823
	12/31/2013	22.44	22.59	5,462
	12/31/2012	19.68	22.44	1,959
	12/31/2011	20.04	19.68	1,051

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wells Fargo VT Discovery Fund	12/31/2020	$ 58.59	$ 94.51	21,179
	12/31/2019	42.50	58.59	20,358
	12/31/2018	46.13	42.50	18,546
	12/31/2017	36.02	46.13	14,922
	12/31/2016	33.74	36.02	12,805
	12/31/2015	34.54	33.74	10,504
	12/31/2014	34.71	34.54	8,779
	12/31/2013	24.34	34.71	7,824
	12/31/2012	20.84	24.34	5,921
	12/31/2011	20.92	20.84	4,382
	12/31/2010	15.57	20.92	3,329
Vanguard VIF Global Bond Index	12/31/2020	$ 21.31	$ 22.54	4,696
	12/31/2019	20.35*	21.31	451
Wilshire VIT Global Allocation Fund	12/31/2020	$ 32.66	$ 36.24	118,005
	12/31/2019	27.81	32.66	117,346
	12/31/2018	30.26	27.81	120,069
	12/31/2017	26.50	30.26	31,585
	12/31/2016	25.30	26.50	31,711
	12/31/2015	25.52	25.30	29,866
	12/31/2014	25.17	25.52	27,102
	12/31/2013	21.45	25.17	3,398
	12/31/2012	19.30	21.45	1,965
	12/31/2011	19.58	19.30	1,014
0.95 M & E (These options are only available in the Group Contract.)
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Growth and Income Fund	12/31/2020	$ 21.15	$ 22.72	172,930
	12/31/2019	17.64	21.15	149,563
	12/31/2018	19.55	17.64	121,468
	12/31/2017	16.91	19.55	107,189
	12/31/2016	14.41	16.91	67,294
	12/31/2015	15.03	14.41	33,930
	12/31/2014	13.62*	15.03	8,720
American Funds IS Global Bond 1	12/31/2020	$ 12.32	$ 13.45	500
	12/31/2019	11.71*	12.32	322

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Growth Fund	12/31/2020	$155.47	$233.66	20,942
	12/31/2019	120.32	155.47	18,864
	12/31/2018	122.08	120.32	15,596
	12/31/2017	96.29	122.08	11,617
	12/31/2016	88.99	96.29	8,450
	12/31/2015	84.29	88.99	4,802
	12/31/2014	78.04*	84.29	704
American Funds IS Managed Risk Asset Allocation Fund	12/31/2020	$ 15.93	$ 16.71	97,897
	12/31/2019	13.63	15.93	95,199
	12/31/2018	14.47	13.63	66,003
	12/31/2017	12.72	14.47	49,069
	12/31/2016	11.97	12.72	28,769
	12/31/2015	12.22	11.97	19,569
	12/31/2014	11.93*	12.22	7,347
American Funds IS New World Fund	12/31/2020	$ 31.53	$ 38.51	48,356
	12/31/2019	24.71	31.53	45,287
	12/31/2018	29.09	24.71	39,830
	12/31/2017	22.75	29.09	31,773
	12/31/2016	21.87	22.75	24,088
	12/31/2015	22.84	21.87	5,968
	12/31/2014	24.81*	22.84	2,221
BlackRock High Yield V.I. III	12/31/2020	$ 8.29	$ 8.79	26,779
	12/31/2019	7.29	8.29	21,781
	12/31/2018	7.58	7.29	17,825
	12/31/2017	7.38*	7.58	962
BNY Mellon Small Cap Stock Index Portfolio- Service Shares (formerly Dreyfus)	12/31/2020	$ 38.62	$ 42.32	137,543
	12/31/2019	31.90	38.62	136,001
	12/31/2018	35.38	31.90	141,147
	12/31/2017	31.77	35.38	139,374
	12/31/2016	25.51	31.77	124,509
	12/31/2015	26.37	25.51	16,661
	12/31/2014	25.32	26.37	10,738
	12/31/2013	18.16	25.32	9,209
	12/31/2012	15.84	18.16	7,747
	12/31/2011	15.89	15.84	7,447
Calvert VPS&P Mid Cap 400 Index Portfolio	12/31/2020	$156.09	$174.85	48,067
	12/31/2019	125.49	156.09	49,301
	12/31/2018	143.28	125.49	49,110
	12/31/2017	125.09	143.28	49,409
	12/31/2016	105.24	125.09	44,040
	12/31/2015	109.42	105.24	3,938
	12/31/2014	101.53	109.42	2,190
	12/31/2013	77.21	101.53	1,811
	12/31/2012	66.61	77.21	204
	12/31/2011	68.92	66.61	179

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
ClearBridge Variable Small Cap Growth I	12/31/2020	$ 30.12	$ 42.74	2,316
	12/31/2019	$ 28.49*	30.12	759
Fidelity® VIP Freedom 2015 PortfolioSM SC2	12/31/2020	$ 16.12	$ 18.14	23,031
	12/31/2019	13.80	16.12	16,848
	12/31/2018	14.71	13.80	15,624
	12/31/2017	12.93	14.71	13,426
	12/31/2016	12.36	12.93	9,329
	12/31/2015	12.95*	12.36	10,363
Fidelity® VP Freedom 2025 PortfolioSM SC2	12/31/2020	$ 17.57	$ 20.13	120,684
	12/31/2019	14.59	17.57	96,990
	12/31/2018	15.80	14.59	69,161
	12/31/2017	13.57	15.80	47,147
	12/31/2016	12.92	13.57	29,847
	12/31/2015	13.63*	12.92	7,600
Fidelity® VIP Freedom 2035 PortfolioSM SC2	12/31/2020	$ 27.91	$ 32.60	110,289
	12/31/2019	22.16	27.91	78,880
	12/31/2018	24.72	22.16	51,592
	12/31/2017	20.27	24.72	35,036
	12/31/2016	19.21	20.27	24,662
	12/31/2015	20.44*	19.21	5,996
Fidelity® VIP Freedom 2045 PortfolioSM SC2	12/31/2020	$ 26.56	$ 31.30	76,206
	12/31/2019	20.90	26.56	57,840
	12/31/2018	23.48	20.90	48,439
	12/31/2017	19.22	23.48	28,994
	12/31/2016	18.21	19.22	17,823
	12/31/2015	19.39*	18.21	6,415
Fidelity® VIP Freedom 2055 PortfolioSM SC2	12/31/2020	$ 9.53*	$ 12.97	2,697
Fidelity® VIP Freedom 2065 PortfolioSM SC2	12/31/2020	$ 9.50*	$ 12.93	221
Fidelity® VIP FundsManager® 20% SC2	12/31/2020	$ 12.69	$ 13.58	44,580
	12/31/2019	11.63	12.69	42,255
	12/31/2018	11.96	11.63	37,497
	12/31/2017	11.26	11.96	36,175
	12/31/2016	11.07	11.26	42,909
	12/31/2015	11.36*	11.07	8,097
Fidelity® VIP FundsManager® 50% SC2	12/31/2020	$ 15.18	$ 17.12	55,838
	12/31/2019	13.02	15.18	45,783
	12/31/2018	13.89	13.02	44,580
	12/31/2017	12.27	13.89	39,426
	12/31/2016	11.90	12.27	37,373
	12/31/2015	12.38*	11.90	3,968

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity® VIP FundsManager® 60% SC2	12/31/2020	$ 14.72	$ 16.75	225,223
	12/31/2019	12.35	14.72	218,358
	12/31/2018	13.34	12.35	205,346
	12/31/2017	11.53	13.34	200,748
	12/31/2016	11.12	11.53	173,271
	12/31/2015	11.61*	11.12	9,354
Fidelity® VIP FundsManager® 70% SC2	12/31/2020	$ 16.45	$ 18.89	190,074
	12/31/2019	13.56	16.45	183,994
	12/31/2018	14.83	13.56	183,402
	12/31/2017	12.58	14.83	176,901
	12/31/2016	12.11	12.58	169,447
	12/31/2015	12.68*	12.11	10,798
Fidelity® VIP FundsManager® 85% SC2	12/31/2020	$ 17.08	$ 19.84	187,645
	12/31/2019	13.67	17.08	162,726
	12/31/2018	$ 15.18	$ 13.67	166,522
	12/31/2017	12.47	15.18	152,408
	12/31/2016	11.93	12.47	134,783
	12/31/2015	12.57*	11.93	19,513
Fidelity® VIP Index 500 Portfolio SC2	12/31/2020	$401.94	$469.58	56,973
	12/31/2019	309.67	401.94	56,469
	12/31/2018	328.16	309.67	54,743
	12/31/2017	272.85	328.16	53,969
	12/31/2016	246.83	272.85	49,956
	12/31/2015	246.51	246.83	16,318
	12/31/2014	219.66	246.51	10,506
	12/31/2013	168.07	219.66	9,227
	12/31/2012	146.70	168.07	6,796
	12/31/2011	145.46	146.70	5,730
Fidelity® VIP Investment Grade Bond Portfolio	12/31/2020	$ 18.38	$ 19.87	139,329
	12/31/2019	16.96	18.38	113,639
	12/31/2018	17.26	16.96	93,256
	12/31/2017	16.76	17.26	85,793
	12/31/2016	16.19	16.76	75,113
	12/31/2015	16.48	16.19	66,197
	12/31/2014	15.76	16.48	49,705
	12/31/2013	16.24	15.76	41,922
	12/31/2012	15.52	16.24	30,809
	12/31/2011	14.63	15.52	15,048

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Overseas Portfolio SC2(1)	12/31/2020	$ 29.36	$ 33.54	89,794
	12/31/2019	23.25	29.36	90,051
	12/31/2018	27.63	23.25	94,783
	12/31/2017	21.46	27.63	84,534
	12/31/2016	22.86	21.46	78,135
	12/31/2015	22.34	22.86	73,316
	12/31/2014	24.60	22.34	68,350
	12/31/2013	19.07	24.60	57,555
	12/31/2012	15.99	19.07	52,287
	12/31/2011	19.53	15.99	47,654
Fidelity® VIP Real Estate Portfolio SC2	12/31/2020	$ 24.14	$ 22.29	105,633
	12/31/2019	19.82	24.14	100,382
	12/31/2018	21.39	19.82	95,319
	12/31/2017	20.81	21.39	89,547
	12/31/2016	19.92	20.81	85,028
	12/31/2015	19.45*	19.92	5,400
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2020	$ 43.39	$ 53.83	19,083
	12/31/2019	33.24	43.39	17,317
	12/31/2018	35.77	33.24	16,500
	12/31/2017	29.51	35.77	16,971
	12/31/2016	26.85	29.51	14,458
	12/31/2015	26.88	26.85	12,496
	12/31/2014	24.04	26.88	1,049
JPMorgan Small-Cap Value Fund	12/31/2020	$ 31.91	$ 33.43	9,572
	12/31/2019	27.11	31.91	7,830
	12/31/2018	31.92	27.11	4,417
	12/31/2017	31.32	31.92	3,629
	12/31/2016	24.34	31.32	1,369
	12/31/2015	26.64*	24.34	324
Lord Abbett Series Fund Developing Growth Portfolio(1)	12/31/2020	$ 40.30	$ 68.92	18,881
	12/31/2019	30.88	40.30	18,845
	12/31/2018	29.72	30.88	16,178
	12/31/2017	23.09	29.72	11,283
	12/31/2016	23.93	23.09	8,332
	12/31/2015	26.32	23.93	5,130
	12/31/2014	25.62	26.32	921
	12/31/2013	18.17*	25.62	45
MFS VIT II International Growth Service	12/31/2020	$ 15.98	$ 18.29	3,739
	12/31/2019	14.68*	15.98	823
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2020	$ 13.76	$ 14.13	18,557
	12/31/2019	10.63	13.76	14,907
	12/31/2018	12.14	10.63	11,597
	12/31/2017	10.81	12.14	12,207
	12/31/2016	9.42	10.81	7,414
	12/31/2015	10.14*	9.42	3,190

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Government Money Portfolio	12/31/2020	$ 0.95	$ 0.95	1,041,294
	12/31/2019	0.95	0.95	882,741
	12/31/2018	0.94	0.95	1,148,282
	12/31/2017	0.95	0.94	850,542
	12/31/2016	0.96	0.95	160,980
	12/31/2015	0.97	0.96	145,825
	12/31/2014	0.98	0.97	138,230
	12/31/2013	0.98	0.98	135,555
	12/31/2012	0.99	0.98	37,100
	12/31/2011	1.00	0.99	40,530
Templeton Global Bond VIP Fund - Class 4(1)	12/31/2020	$ 22.45	$ 21.05	17,673
	12/31/2019	22.25	22.45	17,561
	12/31/2018	22.05	22.25	17,368
	12/31/2017	21.87	22.05	15,781
	12/31/2016	21.47	21.87	10,515
	12/31/2015	22.67	21.47	12,611
	12/31/2014	22.50	22.67	15,200
	12/31/2013	22.37	22.50	12,995
	12/31/2012	19.64	22.37	8,670
	12/31/2011	20.01	19.64	4,671
Wells Fargo VT Discovery Fund	12/31/2020	$ 57.51	$ 92.67	65,410
	12/31/2019	41.76	57.51	64,848
	12/31/2018	45.36	41.76	60,910
	12/31/2017	35.46	45.36	54,875
	12/31/2016	33.25	35.46	48,522
	12/31/2015	34.07	33.25	40,591
	12/31/2014	34.27	34.07	31,841
	12/31/2013	24.05	34.27	21,390
	12/31/2012	20.62	24.05	17,234
	12/31/2011	20.72	20.62	12,018
Vanguard VIF Global Bond Index	12/31/2020	$ 21.29	22.50	12,274
	12/31/2019	20.35*	21.29	3,121
Wilshire VIT Global Allocation Fund	12/31/2020	$ 32.07	$ 35.55	359,202
	12/31/2019	27.34	32.07	383,941
	12/31/2018	29.77	27.34	409,320
	12/31/2017	26.09	29.77	47,556
	12/31/2016	24.94	26.09	47,058
	12/31/2015	25.18	24.94	45,640
	12/31/2014	24.86	25.18	47,444
	12/31/2013	21.21	24.86	17,098
	12/31/2012	19.10	21.21	17,795
	12/31/2011	19.40	19.10	14,178

1.05 M & E (These options are only available in the Group Contract.)
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Growth and Income Fund	12/31/2020	$ 22.04	$ 23.79	3
	12/31/2019	18.26	22.04	3
	12/31/2018	20.08	18.26	3
	12/31/2017	17.22	20.08	3
	12/31/2016	14.55	17.22	3
	12/31/2015	15.06	14.55	3
	12/31/2014	13.62*	15.06	9
American Funds IS Growth Fund	12/31/2020	$154.75	$231.85	2
	12/31/2019	120.26	154.75	2
	12/31/2018	122.71	120.26	2
	12/31/2017	97.11	122.71	2
	12/31/2016	89.38	97.11	2
	12/31/2015	84.39	89.38	2
	12/31/2014	78.04*	84.39	2
American Funds IS Managed Risk Asset Allocation Fund	12/31/2020	$ 16.40	$ 17.26	11
	12/31/2019	13.95	16.40	11
	12/31/2018	14.73	13.95	11
	12/31/2017	12.88	14.73	11
	12/31/2016	12.06	12.88	10
	12/31/2015	12.24	12.06	10
	12/31/2014	11.93*	12.24	11
American Funds IS New World Fund Class 4	12/31/2020	$ 31.49	$ 38.39	10
	12/31/2019	24.73	31.49	10
	12/31/2018	29.17	24.73	10
	12/31/2017	22.88	29.17	10
	12/31/2016	22.01	22.88	10
	12/31/2015	22.89	22.01	5
	12/31/2014	24.81*	22.89	5
BlackRock High Yield V.I. III	12/31/2020	$ 8.36	$ 8.87	20
	12/31/2019	7.33	8.36	20
	12/31/2018	7.60	7.33	20
	12/31/2017	7.38*	7.60	20
BNY Mellon Small Cap Stock Index Portfolio-Service Shares (formerly Dreyfus)	12/31/2020	$ 38.31	$ 41.93	106
	12/31/2019	31.67	38.31	106
	12/31/2018	35.17	31.67	273
	12/31/2017	31.61	35.17	291
	12/31/2016	25.40	31.61	307
	12/31/2015	26.29	25.40	93
	12/31/2014	25.27	26.29	207
	12/31/2013	18.14	25.27	207
	12/31/2012	15.83	18.14	212
	12/31/2011	15.91	15.83	235

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2020	$156.12	$174.70	43
	12/31/2019	125.64	156.12	50
	12/31/2018	143.59	125.64	89
	12/31/2017	125.49	143.59	92
	12/31/2016	105.72	125.49	72
	12/31/2015	110.48	105.72	2
	12/31/2014	102.69	110.48	2
	12/31/2013	78.13	102.69	1
	12/31/2012	67.24	78.13	2
	12/31/2011	69.33	67.24	3
ClearBridge Variable Small Cap Growth I	12/31/2020	$ 30.18	$ 43.02	3
	12/31/2019	28.49*	30.18	3
Fidelity® VIP Freedom 2015 PortfolioSM SC2	12/31/2020	$ 16.44	$ 18.59	8
	12/31/2019	14.00	16.44	8
	12/31/2018	14.86	14.00	8
	12/31/2017	13.01	14.86	8
	12/31/2016	12.39	13.01	8
	12/31/2015	12.95*	12.39	8
Fidelity® VP Freedom 2025 PortfolioSM SC2	12/31/2020	$ 17.93	$ 20.64	7
	12/31/2019	14.82	17.93	8
	12/31/2018	15.98	14.82	7
	12/31/2017	13.65	15.98	7
	12/31/2016	12.95	13.65	7
	12/31/2015	13.63*	12.95	7
Fidelity® VIP Freedom 2035 PortfolioSM SC2	12/31/2020	$ 28.45	$ 33.41	5
	12/31/2019	22.48	28.45	5
	12/31/2018	24.96	22.48	5
	12/31/2017	20.38	24.96	5
	12/31/2016	19.24	20.38	5
	12/31/2015	20.44*	19.24	5
Fidelity® VIP Freedom 2045 PortfolioSM SC2	12/31/2020	$ 27.11	$ 32.12	5
	12/31/2019	21.23	27.11	5
	12/31/2018	23.73	21.23	5
	12/31/2017	19.34	23.73	5
	12/31/2016	18.25	19.34	5
	12/31/2015	19.39*	18.25	5
Fidelity® VIP Freedom 2055 PortfolioSM SC2	12/31/2020	$ 9.53*	$ 13.01	13
Fidelity® VIP Freedom 2065 PortfolioSM SC2	12/31/2020	$ 9.50*	$ 12.97	13
Fidelity® VIP FundsManager® 20% SC2	12/31/2020	$ 12.58	$ 13.43	20
	12/31/2019	11.57	12.58	20
	12/31/2018	11.95	11.57	20
	12/31/2017	11.30	11.95	20
	12/31/2016	11.10	11.30	20
	12/31/2015	11.36*	11.10	9

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity® VIP FundsManager® 50% SC2	12/31/2020	$ 15.07	$ 16.92	13
	12/31/2019	12.99	15.07	13
	12/31/2018	13.88	12.99	20
	12/31/2017	12.29	13.88	20
	12/31/2016	11.93	12.29	20
	12/31/2015	12.38*	11.93	8
Fidelity® VIP FundsManager® 60% SC2	12/31/2020	$ 14.51	$ 16.47	17
	12/31/2019	12.23	14.51	17
	12/31/2018	13.27	12.23	17
	12/31/2017	11.53	13.27	17
	12/31/2016	11.15	11.53	17
	12/31/2015	11.61*	11.15	9
Fidelity® VIP FundsManager® 70% SC2	12/31/2020	$ 16.31	$ 18.64	12
	12/31/2019	13.51	16.31	12
	12/31/2018	14.80	13.51	19
	12/31/2017	12.59	14.80	19
	12/31/2016	12.13	12.59	19
	12/31/2015	12.68*	12.13	8
Fidelity® VIP FundsManager® 85% SC2	12/31/2020	$ 16.96	$ 19.62	13
	12/31/2019	13.65	16.96	13
	12/31/2018	15.24	13.65	13
	12/31/2017	12.56	15.24	13
	12/31/2016	11.96	12.56	13
	12/31/2015	12.57*	11.96	8
Fidelity® VIP Index 500 Portfolio SC2	12/31/2020	$398.21	$464.74	72
	12/31/2019	307.11	398.21	77
	12/31/2018	325.78	307.11	153
	12/31/2017	271.14	325.78	163
	12/31/2016	245.48	271.14	162
	12/31/2015	245.51	245.48	1
	12/31/2014	218.40	245.51	1
	12/31/2013	168.19	218.40	1
	12/31/2012	146.68	168.19	1
	12/31/2011	144.47	146.68	4
	12/31/2010	127.24	144.47	3
Fidelity® VIP Investment Grade Bond Portfolio	12/31/2020	$ 17.48	$ 18.89	261
	12/31/2019	16.15	17.48	323
	12/31/2018	16.45	16.15	500
	12/31/2017	15.99	16.45	531
	12/31/2016	15.46	15.99	531
	12/31/2015	15.76	15.46	582
	12/31/2014	15.08	15.76	726
	12/31/2013	15.56	15.08	730
	12/31/2012	14.88	15.56	730
	12/31/2011	14.05	14.88	771

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Overseas Portfolio SC2(1)	12/31/2020	$ 25.98	$ 29.65	237
	12/31/2019	20.59	25.98	260
	12/31/2018	24.49	20.59	426
	12/31/2017	19.04	24.49	470
	12/31/2016	20.31	19.04	509
	12/31/2015	19.87	20.31	584
	12/31/2014	21.90	19.87	860
	12/31/2013	16.99	21.90	864
	12/31/2012	14.26	16.99	874
	12/31/2011	17.43	14.26	967
Fidelity® VIP Real Estate Portfolio SC2	12/31/2020	$ 24.18	$ 22.30	165
	12/31/2019	19.87	24.18	165
	12/31/2018	21.47	19.87	338
	12/31/2017	20.91	21.47	364
	12/31/2016	19.96	20.91	388
	12/31/2015	19.45*	19.96	5
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2020	$ 43.48	$ 53.76	5
	12/31/2019	33.50	43.48	5
	12/31/2018	36.25	33.50	5
	12/31/2017	29.87	36.25	5
	12/31/2016	27.04	29.87	5
	12/31/2015	26.92	27.04	5
	12/31/2014	24.04*	26.92	5
JP Morgan Small-Cap Value Fund	12/31/2020	$ 32.47	$ 34.18	4
	12/31/2019	27.47	32.47	4
	12/31/2018	32.19	27.47	4
	12/31/2017	31.44	32.19	4
	12/31/2016	24.36	31.44	4
	12/31/2015	26.64*	24.36	4
Lord Abbett Series Fund Developing Growth Portfolio(1)	12/31/2020	$ 40.85	$ 69.67	6
	12/31/2019	31.42	40.85	6
	12/31/2018	30.39	31.42	6
	12/31/2017	23.49	30.39	6
	12/31/2016	24.23	23.49	6
	12/31/2015	26.50	24.23	6
	12/31/2014	25.67	26.50	6
	12/31/2013	18.77	25.67	5

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
MFS VIT II International Growth Service	12/31/2020	$ 16.02	$ 18.40	7
	12/31/2019	14.68*	16.02	7
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2020	$ 14.06	$ 14.50	10
	12/31/2019	10.80	14.06	10
	12/31/2018	12.28	10.80	10
	12/31/2017	10.88	12.28	10
	12/31/2016	9.45	10.88	10
	12/31/2015	10.14*	9.45	10
T. Rowe Price Government Money Portfolio	12/31/2020	$ 0.95	$ 0.94	288
	12/31/2019	0.94	0.95	288
	12/31/2018	0.94	0.94	394
	12/31/2017	0.94	0.94	737
	12/31/2016	0.95	0.94	130
	12/31/2015	0.95	0.95	130
	12/31/2014	0.96	0.95	130
	12/31/2013	0.96	0.96	130
	12/31/2012	0.96	0.96	129
	12/31/2011	0.98	0.96	332
Templeton Global Bond VIP Fund - Class 4(1)	12/31/2020	$ 23.16	$ 21.82	6
	12/31/2019	22.83	23.16	6
	12/31/2018	22.50	22.83	6
	12/31/2017	22.21	22.50	6
	12/31/2016	21.69	22.21	6
	12/31/2015	22.78	21.69	6
	12/31/2014	22.50	22.78	6
	12/31/2013	22.25	22.50	6
	12/31/2012	19.45	22.25	6
	12/31/2011	19.92	19.45	16
Wells Fargo VT Discovery Fund	12/31/2020	$ 57.10	$ 91.92	6
	12/31/2019	41.53	57.10	6
	12/31/2018	45.16	41.53	31
	12/31/2017	35.34	45.16	31
	12/31/2016	33.17	35.34	31
	12/31/2015	34.01	33.17	31
	12/31/2014	34.25	34.01	31
	12/31/2013	24.06	34.25	119
	12/31/2012	20.65	24.06	119
	12/31/2011	20.78	20.65	130
Vanguard VIF Global Bond Index	12/31/2020	$ 21.33	$ 22.64	5
	12/31/2019	$ 20.35*	21.33	5

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Global Allocation Fund	12/31/2020	$ 31.82	$ 35.24	426
	12/31/2019	27.15	31.82	447
	12/31/2018	29.60	27.15	464
	12/31/2017	25.97	29.60	278
	12/31/2016	24.85	25.97	278
	12/31/2015	25.11	24.85	278
	12/31/2014	24.83	25.11	309
	12/31/2013	21.20	24.83	278
	12/31/2012	19.11	21.20	277
	12/31/2011	19.43	19.11	289
(1)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Developing Growth Portfolio
Templeton Global Bond Securities Fund Class 4

(These options are only available in the Group Contract)
Underwriter
HMLIC offers and sells the Group Contract and Retirement Protector and Certificates thereunder on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the Group Contract and Retirement Protector and Certificates thereunder. The Group Contract and Retirement Protector and Certificates thereunder also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Group Contract and Retirement Protector and Certificates thereunder to its registered representatives and to other selling firms for their sales of the Group Contract and Retirement Protector and Certificates thereunder. The amount of the commissions was $5,706,797, $5,174,202 and $4,876,376 at December 31, 2020, 2019 and 2018.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account as of December 31, 2020, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2020 and 2019, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes and schedules I, III, and IV, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.
The audit report covering the December 31, 2020 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.

Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Group Contract, Retirement Protector and Certificates thereunder.

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of
Horace Mann Life Insurance Company Qualified Group Annuity Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the Separate Account) as of December 31, 2020, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes including the financial highlights in note 6 (collectively, the financial statements) for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2020, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ( PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Horace Mann Life Insurance Company’s separate accounts since 1989.
Chicago, Illinois
April 16, 2021
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity

Appendix
Statement of net assets as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
American Funds Global Bond 1
American Funds IS Blue Chip Income and Growth Fund
Class 4
American Funds IS Growth Fund Class 4
American Funds IS Managed Risk Asset Allocation
Fund Class P2
American Funds IS New World Fund Class 4
BlackRock High Yield VI Fund Class III
BNY Mellon Small Cap Stock Index Portfolio
Calvert VP S&P Mid Cap 400 Index Portfolio Class F
ClearBridge Variable Small Cap Growth I
Fidelity VIP Freedom 2015 Portfolio SC2
Fidelity VIP Freedom 2025 Portfolio SC2
Fidelity VIP Freedom 2035 Portfolio SC2
Fidelity VIP Freedom 2045 Portfolio CS2
Fidelity VIP Funds Manager 20% Portfolio SC2
Fidelity VIP Funds Manager 50% Portfolio SC2
Fidelity VIP Funds Manager 60% Portfolio SC2
Fidelity VIP Funds Manager 70% Portfolio SC2
Fidelity VIP Funds Manager 85% Portfolio SC2
Fidelity VIP Index 500 Portfolio SC2
Fidelity VIP Investment Grade Bond Portfolio SC2
Fidelity VIP Overseas Portfolio SC2
Fidelity VIP Real Estate Portfolio SC2
JPMorgan Insurance Trust U.S. Equity Portfolio Class 1
JPMorgan Small Cap Value Fund Class A
Lord Abbett Series Fund Developing Growth Portfolio
MFS VIT International Growth Portfolio SC
MFS Mid Cap Value Portfolio SC
Templeton Global Bond VIP Fund Class 4
T. Rowe Price Emerging Markets Stock Fund Investor Class
T. Rowe Price Equity Income Fund Investor Class
T. Rowe Price Global Real Estate Fund Investor Class
T. Rowe Price Government Money Portfolio
T. Rowe Price Growth Stock Fund Investor Class
T. Rowe Price International Bond Fund Investor Class
T. Rowe Price New Horizons Fund Investor Class
T. Rowe Price New Income Fund Investor Class
T. Rowe Price Overseas Stock Fund Investor Class
T. Rowe Price Small Cap Value Fund Investor Class
T. Rowe Price Spectrum Income Fund Investor Class
Vanguard 500 Index Fund Admiral Shares
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Developed Markets Index Fund Admiral Shares
Vanguard Developed Markets Index Fund Investor Shares
Vanguard Emerging Markets Stock Index Fund Admiral Shares
Vanguard Extended Market Index Fund Admiral Shares
Vanguard Federal Money Market Fund
Vanguard High-Yield Corporate Fund Admiral Shares
Vanguard High-Yield Corporate Fund Investor Shares
Vanguard REIT Index Fund Admiral Shares
Vanguard Short-Term Inflation Protected Securities Index Fund
Vanguard Small-Cap Index Fund Admiral Shares
Vanguard STAR Fund
Vanguard Target Retirement 2015 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Retirement Income Fund
Vanguard Total Bond Market Index Fund
Vanguard VIF Global Bond Index
Wells Fargo VT Advantage Discovery Fund
Wilshire VIT Global Allocation Fund

Statement of net assets as of December 31, 2020, and the related statements of operations and changes in net assets for the period from May 1, 2020 (inception) to December 31, 2020.
Fidelity VIP Freedom 2055 Portfolio SC2
Fidelity VIP Freedom 2065 Portfolio SC2
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2065 Fund

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	AMERICAN FUNDS GLOBAL BOND 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
ASSETS
Investments at market value	$21,384	$7,667,261	$11,434,204	$2,118,708	$3,638,839	$504,039	$17,303,709	$19,054,708
TOTAL ASSETS	$21,384	$7,667,261	$11,434,204	$2,118,708	$3,638,839	$504,039	$17,303,709	$19,054,708
NET ASSETS
TOTAL NET ASSETS	$21,384	$7,667,261	$11,434,204	$2,118,708	$3,638,839	$504,039	$17,303,709	$19,054,708
INVESTMENTS
Cost of investments	$20,326	$7,159,409	$ 7,637,885	$2,032,137	$2,671,083	$483,043	$15,333,723	$17,009,407
Unrealized appreciation (depreciation) on investments	$ 1,058	$ 507,852	$ 3,796,319	$ 86,571	$ 967,756	$ 20,996	$ 1,969,986	$ 2,045,301
Number of shares in underlying mutual funds	1,653	545,324	97,528	157,525	117,231	66,760	907,855	157,464
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	110,353	19,901	23,927	20,272	6,496	186,758	33,730
M&E Rate .0085	1,081	52,265	7,584	4,510	25,105	24,078	77,130	25,351
M&E Rate .0095	500	172,930	20,942	97,897	48,356	26,779	137,543	48,067
M&E Rate .0105	–	3	2	11	10	20	106	43
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	8	3	198	10	341	20	555	199
Total Units	1,589	335,554	48,627	126,355	94,084	57,393	402,092	107,390
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ –	$ 23.03	$ 236.71	$ 16.99	$ 39.01	$ 8.86	$ 43.58	$ 181.41
M&E Rate .0085	$ 13.46	$ 22.89	$ 235.25	$ 16.86	$ 38.74	$ 8.83	$ 43.01	$ 177.11
M&E Rate .0095	$ 13.45	$ 22.72	$ 233.66	$ 16.71	$ 38.51	$ 8.79	$ 42.32	$ 174.85
M&E Rate .0105	$ –	$ 23.79	$ 231.85	$ 17.26	$ 38.39	$ 8.87	$ 41.93	$ 174.70
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 13.52	$ 23.10	$ 230.77	$ 16.41	$ 37.95	$ 8.43	$ 40.31	$ 170.25
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2
ASSETS
Investments at market value	$313,187	$662,981	$3,769,386	$6,577,866	$4,979,318	$45,859	$6,697	$824,923
TOTAL ASSETS	$313,187	$662,981	$3,769,386	$6,577,866	$4,979,318	$45,859	$6,697	$824,923
NET ASSETS
TOTAL NET ASSETS	$313,187	$662,981	$3,769,386	$6,577,866	$4,979,318	$45,859	$6,697	$824,923
INVESTMENTS
Cost of investments	$263,343	$588,451	$3,266,284	$5,358,521	$4,034,956	$42,137	$6,073	789,251
Unrealized appreciation (depreciation) on investments	$ 49,844	$ 74,530	$ 503,102	$1,219,345	$ 944,362	$ 3,722	$ 624	35,672
Number of shares in underlying mutual funds	8,557	47,221	225,847	242,636	192,252	3,625	537	69,555
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	2,517	1,481	11,599	14,838	20,971	100	34	8,964
M&E Rate .0085	2,474	11,919	54,516	75,762	61,324	713	237	7,005
M&E Rate .0095	2,316	23,031	120,684	110,289	76,206	2,697	221	44,580
M&E Rate .0105	3	8	7	5	5	13	13	20
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	3	8	7	273	5	13	13	20
Total Units	7,313	36,447	186,813	201,167	158,511	3,536	518	60,589
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 42.90	$ 18.34	$ 20.37	$ 33.02	$ 31.66	$ 12.95	$12.90	$ 13.74
M&E Rate .0085	$ 42.83	$ 18.27	$ 20.24	$ 32.77	$ 31.47	$ 12.99	$12.95	$ 13.67
M&E Rate .0095	$ 42.74	$ 18.14	$ 20.13	$ 32.60	$ 31.30	$ 12.97	$12.93	$ 13.58
M&E Rate .0105	$ 43.02	$ 18.59	$ 20.64	$ 33.41	$ 32.12	$ 13.01	$12.97	$ 13.43
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 42.98	$ 18.57	$ 20.59	$ 33.00	$ 31.97	$ 12.96	$12.93	$ 13.40
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
ASSETS
Investments at market value	$1,197,177	$5,477,756	$5,132,481	$5,622,501	$67,741,266	$5,330,851	$10,200,431	$4,926,693
TOTAL ASSETS	$1,197,177	$5,477,756	$5,132,481	$5,622,501	$67,741,266	$5,330,851	$10,200,431	$4,926,693
NET ASSETS
TOTAL NET ASSETS	$1,197,177	$5,477,756	$5,132,481	$5,622,501	$67,741,266	$5,330,851	$10,200,431	$4,926,693
INVESTMENTS
Cost of investments	$1,072,698	$5,111,491	$4,441,626	$4,905,849	$46,105,627	$4,952,235	$ 7,778,884	$5,370,455
Unrealized appreciation (depreciation) on investments	$ 124,479	$ 366,265	$ 690,855	$ 716,652	$21,635,639	$ 378,616	$ 2,421,547	$ (443,762)
Number of shares in underlying mutual funds	88,614	484,329	371,112	408,612	184,717	388,546	388,588	287,942
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	299	20,829	23,334	59,200	49,262	48,696	122,950	58,564
M&E Rate .0085	12,283	79,604	57,586	35,431	36,613	82,211	111,429	55,477
M&E Rate .0095	55,838	225,223	190,074	187,645	56,973	139,329	89,794	105,633
M&E Rate .0105	13	17	12	13	72	261	237	165
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	1,387	524	13	130	169	9	254	191
Total Units	69,820	326,197	271,019	282,419	143,089	270,506	324,664	220,030
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 17.34	$ 16.96	$ 19.13	$ 20.07	$ 478.15	$ 19.70	$ 30.78	$ 22.55
M&E Rate .0085	$ 17.28	$ 16.86	$ 19.01	$ 19.98	$ 473.11	$ 19.43	$ 30.41	$ 22.42
M&E Rate .0095	$ 17.12	$ 16.75	$ 18.89	$ 19.84	$ 469.58	$ 19.87	$ 33.54	$ 22.29
M&E Rate .0105	$ 16.92	$ 16.47	$ 18.64	$ 19.62	$ 464.74	$ 18.89	$ 29.65	$ 22.30
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 16.85	$ 16.58	$ 18.59	$ 19.63	$ 458.16	$ 18.57	$ 32.37	$ 22.10
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT INTERNATIONAL GROWTH INITIAL	MFS VIT MID CAP VALUE PORTFOLIO SC	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
ASSETS
Investments at market value	$1,657,808	$606,987	$2,498,284	$200,704	$676,727	$ 663,089	$464,343	$2,012,742
TOTAL ASSETS	$1,657,808	$606,987	$2,498,284	$200,704	$676,727	$ 663,089	$464,343	$2,012,742
NET ASSETS
TOTAL NET ASSETS	$1,657,808	$606,987	$2,498,284	$200,704	$676,727	$ 663,089	$464,343	$2,012,742
INVESTMENTS
Cost of investments	$1,317,838	$573,960	$1,662,147	$173,714	$644,961	$ 768,580	$363,729	$1,998,514
Unrealized appreciation (depreciation) on investments	$ 339,970	$ 33,027	$ 836,137	$ 26,990	$ 31,766	$(105,491)	$100,614	$ 14,228
Number of shares in underlying mutual funds	44,326	24,279	52,952	12,623	79,615	46,795	8,475	64,428
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	2,443	1,094	7,117	2,284	6,254	808	–	–
M&E Rate .0085	9,160	7,437	10,050	4,921	22,819	12,379	4,591	13,162
M&E Rate .0095	19,083	9,572	18,881	3,739	18,557	17,673	3,869	25,707
M&E Rate .0105	5	4	6	7	10	6	–	–
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	5	4	6	7	10	493	3	3
Total Units	30,696	18,111	36,060	10,958	47,650	31,359	8,463	38,872
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 54.72	$ 33.75	$ 69.91	$ 18.34	$ 14.29	$ 21.56	$ –	$ –
M&E Rate .0085	$ 54.18	$ 33.59	$ 69.52	$ 18.33	$ 14.23	$ 21.29	$ 55.02	$ 51.80
M&E Rate .0095	$ 53.83	$ 33.43	$ 68.92	$ 18.29	$ 14.13	$ 21.05	$ 54.68	$ 51.77
M&E Rate .0105	$ 53.76	$ 34.18	$ 69.67	$ 18.40	$ 14.50	$ 21.82	$ –	$ –
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 52.77	$ 34.14	$ 68.17	$ 18.40	$ 14.16	$ 20.31	$ 55.72	$ 51.04
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
ASSETS
Investments at market value	$284,726	$1,601,299	$2,860,126	$256,463	$1,815,617	$625,182	$621,888	$756,861
TOTAL ASSETS	$284,726	$1,601,299	$2,860,126	$256,463	$1,815,617	$625,182	$621,888	$756,861
NET ASSETS
TOTAL NET ASSETS	$284,726	$1,601,299	$2,860,126	$256,463	$1,815,617	$625,182	$621,888	$756,861
INVESTMENTS
Cost of investments	$291,759	$1,601,299	$2,080,876	$230,762	$1,397,944	$597,173	$548,511	$656,990
Unrealized appreciation (depreciation) on investments	$ (7,033)	$ –	$ 779,250	$ 25,701	$ 417,673	$ 28,009	$ 73,377	$ 99,871
Number of shares in underlying mutual funds	14,923	1,601,299	29,504	25,879	22,066	62,959	51,609	14,337
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	292,457	–	–	–	–	–	–
M&E Rate .0085	5,414	329,902	12,747	6,704	4,698	36,323	24,302	3,046
M&E Rate .0095	6,491	1,041,294	7,141	17,324	6,256	18,028	21,598	5,794
M&E Rate .0105	–	288	–	–	–	–	–	–
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	5	22,913	2	11	3	10	11	2
Total Units	11,910	1,686,854	19,890	24,039	10,957	54,361	45,911	8,842
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ –	$ 0.96	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0085	$ 24.05	$ 0.95	$ 144.04	$ 10.75	$ 166.37	$ 11.48	$ 13.58	$ 85.85
M&E Rate .0095	$ 23.78	$ 0.95	$ 143.37	$ 10.64	$ 165.21	$ 11.54	$ 13.50	$ 85.47
M&E Rate .0105	$ –	$ 0.94	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 24.68	$ 0.91	$ 138.74	$ 11.02	$ 160.64	$ 12.29	$ 13.80	$ 83.16
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD CASH RESERVES FUND INVESTOR	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
ASSETS
Investments at market value	$221,981	$13,128,270	$3,707	$1,051,977	$812,339	$708,337	$4,218,580	$118,115
TOTAL ASSETS	$221,981	$13,128,270	$3,707	$1,051,977	$812,339	$708,337	$4,218,580	$118,115
NET ASSETS
TOTAL NET ASSETS	$221,981	$13,128,270	$3,707	$1,051,977	$812,339	$708,337	$4,218,580	$118,115
INVESTMENTS
Cost of investments	$212,579	$ 9,683,881	$3,707	$ 934,108	$696,211	$597,982	$2,917,385	$118,115
Unrealized appreciation (depreciation) on investments	$ 9,402	$ 3,444,389	$ –	$ 117,869	$116,128	$110,355	$1,301,195	$ –
Number of shares in underlying mutual funds	17,075	37,881	3,707	69,073	53,338	16,995	33,816	118,115
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	–	–
M&E Rate .0085	9,782	19,623	1,297	29,443	34,022	8,225	18,250	36,430
M&E Rate .0095	3,510	22,796	2,249	34,397	18,019	7,107	19,457	79,840
M&E Rate .0105	–	–	–	–	–	–	–	–
M&E Rate .0110	–	1	81	11	15	4	4	80
M&E Rate .0125	8	1	82	12	11	4	3	75
Total Units	13,300	42,421	3,709	63,863	52,067	15,340	37,714	116,425
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0085	$ 16.69	$ 308.90	$ 1.00	$ 16.51	$ 15.69	$ 45.99	$ 112.80	$ 1.02
M&E Rate .0095	$ 16.68	$ 309.98	$ 1.00	$ 16.44	$ 15.43	$ 46.39	$ 110.97	$ 1.01
M&E Rate .0105	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0110	$ –	$ 302.30	$ 1.00	$ 16.46	$ 14.93	$ 47.37	$ 107.33	$ 1.01
M&E Rate .0125	$ 17.50	$ 301.00	$ 0.94	$ 15.94	$ 14.67	$ 45.29	$ 106.67	$ 0.99
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SHORT-TERM INFLATION - PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
ASSETS
Investments at market value	$502,496	$329,512	$765,467	$266,196	$2,474,872	$3,662,207	$1,171,019	$11,051,936
TOTAL ASSETS	$502,496	$329,512	$765,467	$266,196	$2,474,872	$3,662,207	$1,171,019	$11,051,936
NET ASSETS
TOTAL NET ASSETS	$502,496	$329,512	$765,467	$266,196	$2,474,872	$3,662,207	$1,171,019	$11,051,936
INVESTMENTS
Cost of investments	$489,154	$320,820	$739,986	$256,015	$1,886,599	$3,139,206	$1,117,337	$ 9,495,600
Unrealized appreciation (depreciation) on investments	$ 13,342	$ 8,692	$ 25,481	$ 10,181	$ 588,273	$ 523,001	$ 53,682	$ 1,556,336
Number of shares in underlying mutual funds	84,029	55,102	6,359	10,394	26,549	117,832	74,445	513,089
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	–	–
M&E Rate .0085	39,680	34,575	10,609	4,266	12,270	59,889	48,330	379,083
M&E Rate .0095	31,619	4,788	7,874	5,919	15,883	24,217	4,775	50,010
M&E Rate .0105	–	–	–	–	–	–	–	–
M&E Rate .0110	25	24	6	–	4	–	–	–
M&E Rate .0125	12	10	4	4	4	5	7	7
Total Units	71,336	39,397	18,493	10,189	28,161	84,111	53,112	429,100
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0085	$ 7.06	$ 8.32	$ 41.21	$ 26.31	$ 88.92	$ 43.52	$ 22.04	$ 25.77
M&E Rate .0095	$ 7.03	$ 8.71	$ 41.64	$ 25.99	$ 87.08	$ 43.59	$ 22.09	$ 25.68
M&E Rate .0105	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0110	$ 6.98	$ 8.41	$ 40.30	$ –	$ 84.75	$ –	$ –	$ –
M&E Rate .0125	$ 6.77	$ 8.05	$ 39.61	$ 26.51	$ 83.82	$ 43.26	$ 22.26	$ 25.71
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2065 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF GLOBAL BOND INDEX	WELLS FARGO VT ADVANTAGE DISCOVERY FUND
ASSETS
Investments at market value	$16,593,463	$10,142,817	$62,950	$65,551	$199,286	$2,061,487	$440,367	$12,058,550
TOTAL ASSETS	$16,593,463	$10,142,817	$62,950	$65,551	$199,286	$2,061,487	$440,367	$12,058,550
NET ASSETS
TOTAL NET ASSETS	$16,593,463	$10,142,817	$62,950	$65,551	$199,286	$2,061,487	$440,367	$12,058,550
INVESTMENTS
Cost of investments	$13,405,626	$ 8,254,617	$59,374	$64,005	$181,967	$1,931,601	$431,628	$ 7,670,123
Unrealized appreciation (depreciation) on investments	$ 3,187,837	$ 1,888,200	$ 3,576	$ 1,546	$ 17,319	$ 129,886	$ 8,739	$ 4,388,427
Number of shares in underlying mutual funds	657,949	359,802	1,276	2,384	13,348	177,409	19,659	247,456
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	2,575	41,786
M&E Rate .0085	504,004	260,910	754	132	11,185	96,286	4,696	21,179
M&E Rate .0095	63,296	58,192	502	2,220	18	58,724	12,274	65,410
M&E Rate .0105	–	–	–	–	–	–	5	6
M&E Rate .0110	–	–	–	–	–	13	–	–
M&E Rate .0125	6	6	3	6	8	10	5	6
Total Units	567,306	319,108	1,259	2,358	11,211	155,033	19,555	128,387
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ –	$ –	$ –	$ –	$ –	$ –	$ 22.57	$ 95.59
M&E Rate .0085	$ 29.28	$ 31.84	$ 49.97	$ 27.82	$ 17.78	$ 13.27	$ 22.54	$ 94.51
M&E Rate .0095	$ 28.99	$ 31.55	$ 50.02	$ 27.80	$ 17.87	$ 13.34	$ 22.50	$ 92.67
M&E Rate .0105	$ –	$ –	$ –	$ –	$ –	$ –	$ 22.64	$ 91.92
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ 13.45	$ –	$ –
M&E Rate .0125	$ 28.66	$ 31.15	$ 49.94	$ 27.78	$ 18.16	$ 12.52	$ 22.63	$ 88.16
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$19,751,826
TOTAL ASSETS	$19,751,826
NET ASSETS
TOTAL NET ASSETS	$19,751,826
INVESTMENTS
Cost of investments	$16,990,930
Unrealized appreciation (depreciation) on investments	$ 2,760,896
Number of shares in underlying mutual funds	894,151
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	71,697
M&E Rate .0085	118,005
M&E Rate .0095	359,202
M&E Rate .0105	426
M&E Rate .0110	–
M&E Rate .0125	1,727
Total Units	551,057
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 36.68
M&E Rate .0085	$ 36.24
M&E Rate .0095	$ 35.55
M&E Rate .0105	$ 35.24
M&E Rate .0110	$ –
M&E Rate .0125	$ 33.94
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	AMERICAN FUNDS GLOBAL BOND 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
INVESTMENT INCOME
Dividend income distribution	$ 267	$104,636	$ 16,480	$ 30,231	$ 1,098	$18,074	$ 132,010	$ 192,624
Investment Income	267	104,636	16,480	30,231	1,098	18,074	132,010	192,624
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	154	73,204	191,803	78,724	30,720	–	751,681	565,287
Net realized gain (loss) on investments	9	(14,190)	295,725	19,296	89,811	(1,100)	(96,798)	(69,045)
Net change in unrealized appreciation (depreciation) on investments	1,063	540,256	3,272,256	(7,066)	594,791	11,934	1,122,317	1,560,754
Net gain (loss) on investments	1,226	599,270	3,759,784	90,954	715,322	10,834	1,777,200	2,056,996
EXPENSES
Mortality and expense risk charge (Note 3)	(117)	(53,655)	(70,898)	(17,630)	(25,080)	(3,168)	(109,722)	(132,402)
Total Expenses	(117)	(53,655)	(70,898)	(17,630)	(25,080)	(3,168)	(109,722)	(132,402)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,376	$650,251	$3,705,366	$103,555	$691,340	$25,740	$1,799,488	$2,117,218
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ –	$ 6,351	$ 33,022	$ 49,294	$ 32,678	$ 282	$ 46	$ 7,511
Investment Income	–	6,351	33,022	49,294	32,678	282	46	7,511
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	19,175	24,564	117,932	196,345	158,673	1,088	233	4,452
Net realized gain (loss) on investments	(1,749)	1,638	26,507	44,020	38,457	148	80	(861)
Net change in unrealized appreciation (depreciation) on investments	51,028	51,431	301,319	737,445	598,143	3,723	624	36,926
Net gain (loss) on investments	68,454	77,633	445,758	977,810	795,273	4,959	937	40,517
EXPENSES
Mortality and expense risk charge (Note 3)	(1,184)	(4,992)	(26,107)	(44,886)	(33,367)	(91)	(28)	(5,805)
Total Expenses	(1,184)	(4,992)	(26,107)	(44,886)	(33,367)	(91)	(28)	(5,805)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,270	$78,992	$452,673	$982,218	$794,584	$5,150	$955	$42,223
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
INVESTMENT INCOME
Dividend income distribution	$ 10,394	$ 44,272	$ 35,663	$ 31,758	$ 907,841	$101,373	$ 19,770	$ 90,503
Investment Income	10,394	44,272	35,663	31,758	907,841	101,373	19,770	90,503
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	18,974	112,799	105,882	139,408	185,939	1,717	35,928	187,971
Net realized gain (loss) on investments	786	(39,015)	5,854	(12,153)	1,642,144	36,740	145,796	(100,863)
Net change in unrealized appreciation (depreciation) on investments	114,456	586,738	569,358	647,069	7,630,201	271,065	1,173,889	(464,078)
Net gain (loss) on investments	134,216	660,522	681,094	774,324	9,458,284	309,522	1,355,613	(376,970)
EXPENSES
Mortality and expense risk charge (Note 3)	(9,163)	(43,216)	(40,393)	(39,714)	(491,962)	(41,992)	(72,425)	(39,238)
Total Expenses	(9,163)	(43,216)	(40,393)	(39,714)	(491,962)	(41,992)	(72,425)	(39,238)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$135,447	$661,578	$676,364	$766,368	$9,874,163	$368,903	$1,302,958	$(325,705)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT INTERNATIONAL GROWTH INITIAL	MFS VIT MID CAP VALUE PORTFOLIO SC	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$ 9,937	$ 3,553	$ –	$ 1,506	$ 5,292	$ 58,447	$ 1,750	$ 41,072
Investment Income	9,937	3,553	–	1,506	5,292	58,447	1,750	41,072
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	80,136	–	223,895	1,589	21,856	–	500	27,837
Net realized gain (loss) on investments	28,390	(30,020)	94,152	(55)	(9,619)	(27,696)	12,604	(22,998)
Net change in unrealized appreciation (depreciation) on investments	208,905	82,733	757,949	24,887	20,712	(70,547)	59,793	20,348
Net gain (loss) on investments	317,431	52,713	1,075,996	26,421	32,949	(98,243)	72,897	25,187
EXPENSES
Mortality and expense risk charge (Note 3)	(12,037)	(3,937)	(15,644)	(1,000)	(4,427)	(6,373)	(3,207)	(14,961)
Total Expenses	(12,037)	(3,937)	(15,644)	(1,000)	(4,427)	(6,373)	(3,207)	(14,961)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$315,331	$ 52,329	$1,060,352	$26,927	$33,814	$(46,169)	$71,440	$ 51,298
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$ 5,563	$ 3,458	$ –	$ 2,926	$ –	$12,623	$ 8,479	$ 2,661
Investment Income	5,563	3,458	–	2,926	–	12,623	8,479	2,661
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	2,344	–	95,120	–	209,405	5,333	–	12,323
Net realized gain (loss) on investments	(1,593)	–	46,370	38	55,552	374	1,465	(1,532)
Net change in unrealized appreciation (depreciation) on investments	(12,647)	–	585,366	22,441	350,577	11,284	49,255	81,510
Net gain (loss) on investments	(11,896)	–	726,856	22,479	615,534	16,991	50,720	92,301
EXPENSES
Mortality and expense risk charge (Note 3)	(2,215)	(12,598)	(18,904)	(1,986)	(11,527)	(4,602)	(4,271)	(5,157)
Total Expenses	(2,215)	(12,598)	(18,904)	(1,986)	(11,527)	(4,602)	(4,271)	(5,157)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (8,548)	$ (9,140)	$707,952	$23,419	$604,007	$25,012	$54,928	$89,805
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD CASH RESERVES FUND INVESTOR	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
INVESTMENT INCOME
Dividend income distribution	$ 4,658	$ 188,853	$ 19	$ 19,619	$15,478	$12,469	$ 43,149	$ 454
Investment Income	4,658	188,853	19	19,619	15,478	12,469	43,149	454
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,520	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(41)	191,392	–	(1,157)	399	3,171	25,703	–
Net change in unrealized appreciation (depreciation) on investments	7,106	1,655,752	–	95,460	69,408	84,145	974,600	–
Net gain (loss) on investments	8,585	1,847,144	–	94,303	69,807	87,316	1,000,303	–
EXPENSES
Mortality and expense risk charge (Note 3)	(1,339)	(94,345)	(34)	(7,150)	(5,598)	(4,839)	(26,339)	(978)
Total Expenses	(1,339)	(94,345)	(34)	(7,150)	(5,598)	(4,839)	(26,339)	(978)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,904	$1,941,652	$(15)	$106,772	$79,687	$94,946	$1,017,113	$(524)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SHORT-TERM INFLATION - PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
INVESTMENT INCOME
Dividend income distribution	$20,688	$14,357	$ 28,199	$ 3,097	$ 26,316	$ 48,380	$17,496	$ 174,899
Investment Income	20,688	14,357	28,199	3,097	26,316	48,380	17,496	174,899
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	–	–	181,738	53,522	285,680
Net realized gain (loss) on investments	(497)	(209)	(10,470)	119	12,673	20,026	2,959	46,433
Net change in unrealized appreciation (depreciation) on investments	5,291	2,909	(57,944)	8,882	398,525	387,153	34,735	777,894
Net gain (loss) on investments	4,794	2,700	(68,414)	9,001	411,198	588,917	91,216	1,110,007
EXPENSES
Mortality and expense risk charge (Note 3)	(3,756)	(2,574)	(6,000)	(2,241)	(15,899)	(26,542)	(8,898)	(78,317)
Total Expenses	(3,756)	(2,574)	(6,000)	(2,241)	(15,899)	(26,542)	(8,898)	(78,317)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,726	$14,483	$(46,215)	$ 9,857	$421,615	$610,755	$99,814	$1,206,589
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2065 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF GLOBAL BOND INDEX	WELLS FARGO VT ADVANTAGE DISCOVERY FUND
INVESTMENT INCOME
Dividend income distribution	$ 262,511	$ 159,376	$ 898	$ 938	$ 2,936	$ 40,041	$ 2,595	$ –
Investment Income	262,511	159,376	898	938	2,936	40,041	2,595	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	141,712	29,202	120	91	3,457	3,330	631	740,155
Net realized gain (loss) on investments	176,079	93,903	20	13	133	4,361	741	221,250
Net change in unrealized appreciation (depreciation) on investments	1,594,519	1,201,138	3,577	1,546	10,356	78,147	8,231	3,691,290
Net gain (loss) on investments	1,912,310	1,324,243	3,717	1,650	13,946	85,838	9,603	4,652,695
EXPENSES
Mortality and expense risk charge (Note 3)	(116,194)	(68,083)	(101)	(56)	(1,377)	(15,817)	(2,278)	(74,566)
Total Expenses	(116,194)	(68,083)	(101)	(56)	(1,377)	(15,817)	(2,278)	(74,566)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,058,627	$1,415,536	$4,514	$2,532	$15,505	$110,062	$ 9,920	$4,578,129
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$ 339,415
Investment Income	339,415
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	358,652
Net realized gain (loss) on investments	71,945
Net change in unrealized appreciation (depreciation) on investments	1,311,173
Net gain (loss) on investments	1,741,770
EXPENSES
Mortality and expense risk charge (Note 3)	(159,976)
Total Expenses	(159,976)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,921,209
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	AMERICAN FUNDS GLOBAL BOND 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
OPERATIONS
Investment Income	$ 267	$ 104,636	$ 16,480	$ 30,231	$ 1,098	$ 18,074	$ 132,010	$ 192,624
Capital gain distribution	154	73,204	191,803	78,724	30,720	–	751,681	565,287
Net realized gain (loss) on investments	9	(14,190)	295,725	19,296	89,811	(1,100)	(96,798)	(69,045)
Net change in unrealized appreciation (depreciation) on investments	1,063	540,256	3,272,256	(7,066)	594,791	11,934	1,122,317	1,560,754
Mortality and expense risk charge (Note 3)	(117)	(53,655)	(70,898)	(17,630)	(25,080)	(3,168)	(109,722)	(132,402)
Net increase (decrease) in net assets resulting from operations	1,376	650,251	3,705,366	103,555	691,340	25,740	1,799,488	2,117,218
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	12,869	1,025,642	1,607,677	247,181	461,315	71,096	2,090,517	2,047,505
Net transfer from (to) fixed accumulation account	19	16,469	(254,901)	(157,622)	(26,730)	704	(228,023)	(510,843)
Transfer between funds	(60)	287,592	(96,143)	89,241	(42,246)	70,399	(15,813)	(209,884)
Payments to contract owners	–	(178,704)	(272,099)	(66,997)	(140,227)	(10,836)	(459,336)	(836,709)
Annual maintenance charge (Note 3)	(50)	(2,683)	(12,330)	(425)	(600)	(100)	(6,071)	(2,228)
Surrender charges (Note 3)	–	(174)	(548)	(88)	–	–	(129)	(614)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
	$ –	$ –
Net increase (decrease) in net assets resulting from contract owners; transactions	12,778	1,148,142	971,656	111,290	251,512	131,263	1,381,145	487,227
	$ –
TOTAL INCREASE (DECREASE) IN NET ASSETS	14,154	1,798,393	4,677,022	214,845	942,852	157,003	3,180,633	2,604,445
Net Assets:
Beginning of year	$ 7,230	$5,868,868	$ 6,757,182	$1,903,863	$2,695,987	$347,036	$14,123,076	$16,450,263
End of year	$21,384	$7,667,261	$11,434,204	$2,118,708	$3,638,839	$504,039	$17,303,709	$19,054,708
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2
OPERATIONS
Investment Income	$ –	$ 6,351	$ 33,022	$ 49,294	$ 32,678	$ 282	$ 46	$ 7,511
Capital gain distribution	19,175	24,564	117,932	196,345	158,673	1,088	233	4,452
Net realized gain (loss) on investments	(1,749)	1,638	26,507	44,020	38,457	148	80	(861)
Net change in unrealized appreciation (depreciation) on investments	51,028	51,431	301,319	737,445	598,143	3,723	624	36,926
Mortality and expense risk charge (Note 3)	(1,184)	(4,992)	(26,107)	(44,886)	(33,367)	(91)	(28)	(5,805)
Net increase (decrease) in net assets resulting from operations	67,270	78,992	452,673	982,218	794,584	5,150	955	42,223
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	113,038	89,953	889,176	1,387,106	1,094,226	39,658	2,943	145,366
Net transfer from (to) fixed accumulation account	4,495	(4,926)	(22,383)	(73,235)	10,907	11,157	8	(150,238)
Transfer between funds	69,098	36,347	(22,378)	74,330	(94,903)	(10,104)	2,793	193,905
Payments to contract owners	(7,872)	(12,461)	(75,844)	(112,896)	(56,830)	–	–	(48,676)
Annual maintenance charge (Note 3)	(25)	(500)	(3,024)	(7,725)	(10,551)	–	–	(575)
Surrender charges (Note 3)	–	–	–	(44)	(41)	(2)	(2)	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	178,734	108,413	765,547	1,267,536	942,808	40,709	5,742	139,782
TOTAL INCREASE (DECREASE) IN NET ASSETS	246,004	187,405	1,218,220	2,249,754	1,737,392	45,859	6,697	182,005
Net Assets:
Beginning of year	$ 67,183	$475,576	$2,551,166	$4,328,112	$3,241,926	$ –	$ –	$ 642,918
End of year	$313,187	$662,981	$3,769,386	$6,577,866	$4,979,318	$ 45,859	$6,697	$ 824,923
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
OPERATIONS
Investment Income	$ 10,394	$ 44,272	$ 35,663	$ 31,758	$ 907,841	$ 101,373	$ 19,770	$ 90,503
Capital gain distribution	18,974	112,799	105,882	139,408	185,939	1,717	35,928	187,971
Net realized gain (loss) on investments	786	(39,015)	5,854	(12,153)	1,642,144	36,740	145,796	(100,863)
Net change in unrealized appreciation (depreciation) on investments	114,456	586,738	569,358	647,069	7,630,201	271,065	1,173,889	(464,078)
Mortality and expense risk charge (Note 3)	(9,163)	(43,216)	(40,393)	(39,714)	(491,962)	(41,992)	(72,425)	(39,238)
Net increase (decrease) in net assets resulting from operations	135,447	661,578	676,364	766,368	9,874,163	368,903	1,302,958	(325,705)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	211,693	578,575	426,791	855,042	6,458,324	760,741	853,044	590,721
Net transfer from (to) fixed accumulation account	(3,297)	(27,915)	(91,669)	(94,319)	(1,591,903)	(8,961)	(167,927)	(61,351)
Transfer between funds	(2,509)	(132,065)	(29,312)	(95,348)	(660,547)	235,438	(178,804)	114,567
Payments to contract owners	(10,790)	(229,676)	(176,592)	(57,176)	(2,750,585)	(237,514)	(267,994)	(166,740)
Annual maintenance charge (Note 3)	(1,250)	(5,621)	(4,139)	(4,422)	(57,892)	(1,076)	(1,283)	(220)
Surrender charges (Note 3)	–	(30)	(18)	(266)	(1,322)	–	(678)	(601)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	193,847	183,268	125,061	603,511	1,396,075	748,628	236,358	476,376
TOTAL INCREASE (DECREASE) IN NET ASSETS	329,294	844,846	801,425	1,369,879	11,270,238	1,117,531	1,539,316	150,671
Net Assets:
Beginning of year	$ 867,883	$4,632,910	$4,331,056	$4,252,622	$56,471,028	$4,213,320	$ 8,661,115	$4,776,022
End of year	$1,197,177	$5,477,756	$5,132,481	$5,622,501	$67,741,266	$5,330,851	$10,200,431	$4,926,693
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT INTERNATIONAL GROWTH INITIAL	MFS VIT MID CAP VALUE PORTFOLIO SC	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 9,937	$ 3,553	$ –	$ 1,506	$ 5,292	$ 58,447	$ 1,750	$ 41,072
Capital gain distribution	80,136	–	223,895	1,589	21,856	–	500	27,837
Net realized gain (loss) on investments	28,390	(30,020)	94,152	(55)	(9,619)	(27,696)	12,604	(22,998)
Net change in unrealized appreciation (depreciation) on investments	208,905	82,733	757,949	24,887	20,712	(70,547)	59,793	20,348
Mortality and expense risk charge (Note 3)	(12,037)	(3,937)	(15,644)	(1,000)	(4,427)	(6,373)	(3,207)	(14,961)
Net increase (decrease) in net assets resulting from operations	315,331	52,329	1,060,352	26,927	33,814	(46,169)	71,440	51,298
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	217,659	113,854	226,467	82,825	130,104	57,448	80,812	320,564
Net transfer from (to) fixed accumulation account	(41,172)	(6,081)	(92,750)	(8,468)	14,197	(33,191)	481	(17,742)
Transfer between funds	11,237	(7,208)	(93,045)	43,238	14,397	(20,786)	(21,728)	(64,339)
Payments to contract owners	(59,528)	(26,731)	(82,184)	(1,690)	(34,584)	(38,039)	(4,408)	(24,152)
Annual maintenance charge (Note 3)	(2,519)	(60)	(806)	(50)	(50)	–	(75)	(125)
Surrender charges (Note 3)	–	–	(404)	(55)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	125,677	73,774	(42,722)	115,800	124,064	(34,568)	55,082	214,206
TOTAL INCREASE (DECREASE) IN NET ASSETS	441,008	126,103	1,017,630	142,727	157,878	(80,737)	126,522	265,504
Net Assets:
Beginning of year	$1,216,800	$480,884	$1,480,654	$ 57,977	$518,849	$743,826	$337,821	$1,747,238
End of year	$1,657,808	$606,987	$2,498,284	$200,704	$676,727	$663,089	$464,343	$2,012,742
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 5,563	$ 3,458	$ –	$ 2,926	$ –	$ 12,623	$ 8,479	$ 2,661
Capital gain distribution	2,344	–	95,120	–	209,405	5,333	–	12,323
Net realized gain (loss) on investments	(1,593)	–	46,370	38	55,552	374	1,465	(1,532)
Net change in unrealized appreciation (depreciation) on investments	(12,647)	–	585,366	22,441	350,577	11,284	49,255	81,510
Mortality and expense risk charge (Note 3)	(2,215)	(12,598)	(18,904)	(1,986)	(11,527)	(4,602)	(4,271)	(5,157)
Net increase (decrease) in net assets resulting from operations	(8,548)	(9,140)	707,952	23,419	604,007	25,012	54,928	89,805
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	40,938	98,069	401,743	39,977	202,856	139,495	86,972	99,031
Net transfer from (to) fixed accumulation account	587	(27,697)	(95,851)	(1,176)	14,047	(4,204)	(929)	(6,974)
Transfer between funds	(1,944)	369,362	87,986	(531)	49,072	(3,465)	6,526	3,699
Payments to contract owners	(2,331)	(192,474)	(26,464)	(1,359)	(119,335)	(1,601)	(3,508)	(12,193)
Annual maintenance charge (Note 3)	–	(386)	(3,200)	–	(450)	(800)	(950)	(25)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	37,250	246,874	364,214	36,911	146,190	129,425	88,111	83,538
TOTAL INCREASE (DECREASE) IN NET ASSETS	28,702	237,734	1,072,166	60,330	750,197	154,437	143,039	173,343
Net Assets:
Beginning of year	$256,024	$1,363,565	$1,787,960	$196,133	$1,065,420	$470,745	$478,849	$583,518
End of year	$284,726	$1,601,299	$2,860,126	$256,463	$1,815,617	$625,182	$621,888	$756,861
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD CASH RESERVES FUND INVESTOR	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
OPERATIONS
Investment Income	$ 4,658	$ 188,853	$ 19	$ 19,619	$ 15,478	$ 12,469	$ 43,149	$ 454
Capital gain distribution	1,520	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(41)	191,392	–	(1,157)	399	3,171	25,703	–
Net change in unrealized appreciation (depreciation) on investments	7,106	1,655,752	–	95,460	69,408	84,145	974,600	–
Mortality and expense risk charge (Note 3)	(1,339)	(94,345)	(34)	(7,150)	(5,598)	(4,839)	(26,339)	(978)
Net increase (decrease) in net assets resulting from operations	11,904	1,941,652	(15)	106,772	79,687	94,946	1,017,113	(524)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	20,571	1,699,305	–	169,760	115,814	116,396	565,884	19,077
Net transfer from (to) fixed accumulation account	290	18,776	–	12,660	(2,207)	(4,421)	5,481	(71,231)
Transfer between funds	87,026	(36,497)	–	17,864	753	(1,682)	68,697	115,294
Payments to contract owners	–	(128,997)	–	(4,860)	(8,133)	(8,586)	(31,028)	(40,180)
Annual maintenance charge (Note 3)	(50)	(10,150)	–	–	(50)	–	(200)	–
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	107,837	1,542,437	–	195,424	106,177	101,707	608,834	22,960
TOTAL INCREASE (DECREASE) IN NET ASSETS	119,741	3,484,089	(15)	302,196	185,864	196,653	1,625,947	22,436
Net Assets:
Beginning of year	$102,240	$ 9,644,181	$3,722	$ 749,781	$626,475	$511,684	$2,592,633	$ 95,679
End of year	$221,981	$13,128,270	$3,707	$1,051,977	$812,339	$708,337	$4,218,580	$118,115
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SHORT-TERM INFLATION - PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$ 20,688	$ 14,357	$ 28,199	$ 3,097	$ 26,316	$ 48,380	$ 17,496	$ 174,899
Capital gain distribution	–	–	–	–	–	181,738	53,522	285,680
Net realized gain (loss) on investments	(497)	(209)	(10,470)	119	12,673	20,026	2,959	46,433
Net change in unrealized appreciation (depreciation) on investments	5,291	2,909	(57,944)	8,882	398,525	387,153	34,735	777,894
Mortality and expense risk charge (Note 3)	(3,756)	(2,574)	(6,000)	(2,241)	(15,899)	(26,542)	(8,898)	(78,317)
Net increase (decrease) in net assets resulting from operations	21,726	14,483	(46,215)	9,857	421,615	610,755	99,814	1,206,589
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	66,688	40,486	143,603	29,048	468,012	297,998	102,353	1,563,023
Net transfer from (to) fixed accumulation account	25,530	(5,295)	3,048	(599)	(20,313)	(81,198)	(25,736)	(74,731)
Transfer between funds	(5,485)	(3)	(8,433)	853	(9,892)	5,553	28,985	118,859
Payments to contract owners	(2,019)	(8,109)	(72,613)	(5,010)	(30,927)	(55,043)	(56,464)	(137,992)
Annual maintenance charge (Note 3)	(25)	–	(25)	(25)	(150)	(2,100)	(675)	(5,029)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	84,689	27,079	65,580	24,267	406,730	165,210	48,463	1,464,130
TOTAL INCREASE (DECREASE) IN NET ASSETS	106,415	41,562	19,365	34,124	828,345	775,965	148,277	2,670,719
Net Assets:
Beginning of year	$396,081	$287,950	$746,102	$232,072	$1,646,527	$2,886,242	$1,022,742	$ 8,381,217
End of year	$502,496	$329,512	$765,467	$266,196	$2,474,872	$3,662,207	$1,171,019	$11,051,936
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2065 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF GLOBAL BOND INDEX	WELLS FARGO VT ADVANTAGE DISCOVERY FUND
OPERATIONS
Investment Income	$ 262,511	$ 159,376	898	938	$ 2,936	$ 40,041	$ 2,595	$ –
Capital gain distribution	141,712	29,202	120	91	3,457	3,330	631	740,155
Net realized gain (loss) on investments	176,079	93,903	20	13	133	4,361	741	221,250
Net change in unrealized appreciation (depreciation) on investments	1,594,519	1,201,138	3,577	1,546	10,356	78,147	8,231	3,691,290
Mortality and expense risk charge (Note 3)	(116,194)	(68,083)	(101)	(56)	(1,377)	(15,817)	(2,278)	(74,566)
Net increase (decrease) in net assets resulting from operations	2,058,627	1,415,536	4,514	2,532	15,505	110,062	9,920	4,578,129
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,806,635	2,086,142	56,041	17,193	5,587	332,187	163,564	987,248
Net transfer from (to) fixed accumulation account	(108,650)	(25,502)	177	8	7	42,403	6,765	(433,655)
Transfer between funds	(203,113)	(129,346)	2,218	45,818	32,416	110,200	157,733	5,134
Payments to contract owners	(335,655)	(139,296)	–	–	–	(36,152)	(9,732)	(333,359)
Annual maintenance charge (Note 3)	(11,475)	(15,084)	–	–	(125)	(1,475)	(100)	(3,484)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,147,742	1,776,914	58,436	63,019	37,885	447,163	318,230	221,884
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,206,369	3,192,450	62,950	65,551	53,390	557,225	328,150	4,800,013
Net Assets:
Beginning of year	$12,387,094	$ 6,950,367	$ –	$ –	$145,896	$1,504,262	$112,217	$ 7,258,537
End of year	$16,593,463	$10,142,817	$62,950	$65,551	$199,286	$2,061,487	$440,367	$12,058,550
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ 339,415
Capital gain distribution	358,652
Net realized gain (loss) on investments	71,945
Net change in unrealized appreciation (depreciation) on investments	1,311,173
Mortality and expense risk charge (Note 3)	(159,976)
Net increase (decrease) in net assets resulting from operations	1,921,209
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,181,815
Net transfer from (to) fixed accumulation account	(440,688)
Transfer between funds	(229,004)
Payments to contract owners	(1,225,487)
Annual maintenance charge (Note 3)	(12,425)
Surrender charges (Note 3)	–
Mortality guarantee adjustment	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(725,789)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,195,420
Net Assets:
Beginning of year	$18,556,406
End of year	$19,751,826
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	AMERICAN FUNDS GLOBAL BOND 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
OPERATIONS
Investment Income	$ 55	$ 101,122	$ 32,904	$ 30,070	$ 18,512	$ 14,874	$ 105,305	$ 177,092
Capital gain distribution	–	385,209	560,181	55,176	85,992	–	1,004,861	1,061,623
Net realized gain (loss) on investments	–	(9,908)	65,371	6,462	33,848	(571)	61,580	63,883
Net change in unrealized appreciation (depreciation) on investments	(4)	430,662	735,230	129,260	413,134	22,995	1,265,870	1,909,356
Mortality and expense risk charge (Note 3)	(9)	(42,398)	(45,772)	(12,155)	(19,979)	(2,406)	(106,587)	(128,737)
Net increase (decrease) in net assets resulting from operations	42	864,687	1,347,914	208,813	531,507	34,892	2,331,029	3,083,217
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	5,923	1,154,519	1,320,572	252,515	492,475	50,527	1,914,566	2,106,494
Net transfer from (to) fixed accumulation account	965	(87,363)	(144,461)	22,086	(33,730)	16,797	(265,782)	(308,983)
Transfer between funds	300	289,203	258,145	302,960	1,683	18,042	76,880	22,689
Payments to contract owners	–	(218,510)	(169,261)	(31,845)	(76,250)	(5,331)	(578,013)	(735,672)
Annual maintenance charge (Note 3)	–	(3,370)	(8,325)	(500)	(400)	(50)	(5,789)	(2,460)
Surrender charges (Note 3)	–	(768)	(417)	(111)	(79)	–	(308)	(135)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	7,188	1,133,711	1,256,253	545,105	383,699	79,985	1,141,554	1,081,933
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,230	1,998,398	2,604,167	753,918	915,206	114,877	3,472,583	4,165,150
Net Assets:
Beginning of year	$ –	$3,870,470	$4,153,015	$1,149,945	$1,780,781	$232,159	$10,650,493	$12,285,113
End of year	$7,230	$5,868,868	$6,757,182	$1,903,863	$2,695,987	$347,036	$14,123,076	$16,450,263
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2
OPERATIONS
Investment Income	$ –	$ 8,216	$ 42,936	$ 61,978	$ 44,940	$ 9,917	$ 12,730	$ 59,045
Capital gain distribution	4,064	28,118	52,505	91,094	82,023	20,719	69,679	629,153
Net realized gain (loss) on investments	(116)	1,550	62,620	22,064	31,335	(1,238)	(1,777)	(41,854)
Net change in unrealized appreciation (depreciation) on investments	(1,183)	28,587	231,615	586,971	470,011	24,371	44,852	117,392
Mortality and expense risk charge (Note 3)	(130)	(3,740)	(18,886)	(29,216)	(22,869)	(5,235)	(7,348)	(38,283)
Net increase (decrease) in net assets resulting from operations	2,635	62,731	370,790	732,891	605,440	48,534	118,136	725,453
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	41,067	106,811	896,150	1,077,123	828,342	144,145	125,071	621,927
Net transfer from (to) fixed accumulation account	612	(8,781)	(243,605)	(2,683)	(58,504)	(10,767)	(26,375)	(29,828)
Transfer between funds	22,869	2,642	599	204,034	1,295	(11,347)	6,527	(126,129)
Payments to contract owners	–	(31,629)	(89,284)	(69,256)	(143,760)	(32,320)	(50,249)	(201,243)
Annual maintenance charge (Note 3)	–	(300)	(2,600)	(6,300)	(8,575)	(550)	(1,250)	(5,898)
Surrender charges (Note 3)	–	–	(181)	–	(402)	–	(47)	(204)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	64,548	68,743	561,079	1,202,918	618,396	89,161	53,677	258,625
TOTAL INCREASE (DECREASE) IN NET ASSETS	67,183	131,474	931,869	1,935,809	1,223,836	137,695	171,813	984,078
Net Assets:
Beginning of year	$ –	$344,102	$1,619,297	$2,392,303	$2,018,090	$505,223	$696,070	$3,648,832
End of year	$67,183	$475,576	$2,551,166	$4,328,112	$3,241,926	$642,918	$867,883	$4,632,910
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A
OPERATIONS
Investment Income	$ 48,431	$ 41,503	$ 893,587	$ 101,294	$ 124,456	$ 71,088	$ 9,172	$ 4,028
Capital gain distribution	472,573	596,074	722,632	–	277,267	87,641	75,245	24,512
Net realized gain (loss) on investments	(2,161)	(13,410)	1,328,541	2,468	270,456	(46,569)	17,832	(5,805)
Net change in unrealized appreciation (depreciation) on investments	258,075	257,898	10,166,310	221,474	1,217,015	734,637	184,721	37,189
Mortality and expense risk charge (Note 3)	(35,625)	(35,238)	(426,806)	(32,578)	(67,446)	(39,049)	(9,651)	(3,125)
Net increase (decrease) in net assets resulting from operations	741,293	846,827	12,684,264	292,658	1,821,748	807,748	277,319	56,799
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	427,245	722,727	6,096,954	755,664	928,456	629,174	159,808	112,970
Net transfer from (to) fixed accumulation account	6,887	(490,648)	(829,044)	(35,877)	(78,676)	(66,765)	(35,968)	10,393
Transfer between funds	(97,138)	(65,695)	(71,441)	113,824	(248,921)	(32,538)	10,347	55,140
Payments to contract owners	(163,831)	(125,136)	(2,833,738)	(170,434)	(582,978)	(234,196)	(78,525)	(21,119)
Annual maintenance charge (Note 3)	(4,325)	(4,020)	(58,645)	(840)	(836)	(250)	(2,075)	(56)
Surrender charges (Note 3)	–	(471)	(1,829)	(81)	(146)	(355)	(54)	(23)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	168,838	36,757	2,302,257	662,256	16,899	295,070	53,533	157,305
TOTAL INCREASE (DECREASE) IN NET ASSETS	910,131	883,584	14,986,521	954,914	1,838,647	1,102,818	330,852	214,104
Net Assets:
Beginning of year	$3,420,925	$3,369,038	$41,484,507	$3,258,406	$6,822,468	$3,673,204	$ 885,948	$266,780
End of year	$4,331,056	$4,252,622	$56,471,028	$4,213,320	$8,661,115	$4,776,022	$1,216,800	$480,884
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT INTERNATIONAL GROWTH INITIAL	MFS VIT MID CAP VALUE PORTFOLIO SC	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ –	$ 118	$ 4,086	$ 4,004	$ 36,088	$ 5,161	$ 25,796	$ 3,302
Capital gain distribution	137,222	1,308	35,314	–	82,838	11,749	–	28,066
Net realized gain (loss) on investments	44,890	(8)	730	4,794	(2,313)	332	–	9,384
Net change in unrealized appreciation (depreciation) on investments	122,990	2,103	59,785	53,234	210,227	24,798	–	329,830
Mortality and expense risk charge (Note 3)	(11,937)	(106)	(3,522)	(2,413)	(13,134)	(1,951)	(13,704)	(12,885)
Net increase (decrease) in net assets resulting from operations	293,165	3,415	96,393	59,619	313,706	40,089	12,092	357,697
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	350,505	30,168	141,900	82,857	358,773	59,443	103,208	368,914
Net transfer from (to) fixed accumulation account	(23,046)	794	(12,860)	(4,492)	(4,974)	(3,191)	(68,369)	(38,495)
Transfer between funds	(2,074)	23,600	20,746	1,079	(2,961)	(1,426)	(193,824)	24,335
Payments to contract owners	(78,464)	–	(16,816)	(9,545)	(20,796)	(3,053)	(132,339)	(25,074)
Annual maintenance charge (Note 3)	(600)	–	(100)	(50)	(150)	(25)	(350)	(2,125)
Surrender charges (Note 3)	(169)	–	(49)	–	–	–	(2)	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	246,152	54,562	132,821	69,849	329,892	51,748	-291,676	327,555
TOTAL INCREASE (DECREASE) IN NET ASSETS	539,317	57,977	229,214	129,468	643,598	91,837	(279,584)	685,252
Net Assets:
Beginning of year	$ 941,337	$ –	$289,635	$208,353	$1,103,640	$164,187	$1,643,149	$1,102,708
End of year	$1,480,654	$57,977	$518,849	$337,821	$1,747,238	$256,024	$1,363,565	$1,787,960
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$ 3,493	$ –	$ 12,312	$ 9,971	$ 3,327	$ 3,228	$ 50,246	$ 164,871
Capital gain distribution	–	111,001	–	–	21,911	397	–	–
Net realized gain (loss) on investments	(88)	7,508	70	1,586	(1,596)	(481)	(7,375)	74,126
Net change in unrealized appreciation (depreciation) on investments	7,417	131,883	24,138	68,144	84,771	6,810	(29,779)	1,823,673
Mortality and expense risk charge (Note 3)	(1,593)	(7,948)	(3,735)	(3,482)	(4,533)	(833)	(6,708)	(70,692)
Net increase (decrease) in net assets resulting from operations	9,229	242,444	32,785	76,219	103,880	9,121	6,384	1,991,978
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	39,805	212,486	99,358	105,624	123,558	18,100	80,396	2,071,587
Net transfer from (to) fixed accumulation account	(465)	3,984	(10,806)	(8,507)	(18,718)	(6,720)	(1,773)	(91,352)
Transfer between funds	–	22,854	(1,406)	3,095	(1,469)	1,526	(6,541)	(7,113)
Payments to contract owners	(1,471)	(14,022)	(16,843)	(3,889)	(8,947)	(3,064)	(38,598)	(142,274)
Annual maintenance charge (Note 3)	–	(375)	(875)	(1,225)	(25)	(50)	–	(9,400)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	37,869	224,927	69,428	95,098	94,399	9,792	33,484	1,821,448
TOTAL INCREASE (DECREASE) IN NET ASSETS	47,098	467,371	102,213	171,317	198,279	18,913	39,868	3,813,426
Net Assets:
Beginning of year	$149,035	$ 598,049	$368,532	$307,532	$385,239	$ 83,327	$703,958	$5,830,755
End of year	$196,133	$1,065,420	$470,745	$478,849	$583,518	$102,240	$743,826	$9,644,181
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	VANGUARD PRIME MONEY MARKET FUND
OPERATIONS
Investment Income	$ 19,991	$ 17,334	$ 15,098	$ 31,267	$ 1,757	$ 18,587	$ 13,211	$ 82
Capital gain distribution	–	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(466)	2,307	5,947	29,730	–	(288)	272	–
Net change in unrealized appreciation (depreciation) on investments	93,772	83,566	54,489	438,243	–	29,299	21,081	–
Mortality and expense risk charge (Note 3)	(5,362)	(4,680)	(3,732)	(19,384)	(784)	(3,033)	(2,129)	(34)
Net increase (decrease) in net assets resulting from operations	107,935	98,527	71,802	479,856	973	44,565	32,435	48
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	218,494	116,694	145,126	584,085	1,913	79,409	35,071	90
Net transfer from (to) fixed accumulation account	754	(11,967)	(8,125)	(38,793)	70,487	781	(6,900)	–
Transfer between funds	(2,446)	(9,285)	(8,539)	(46,741)	3,928	261	22,065	–
Payments to contract owners	(7,930)	(6,076)	(11,575)	(14,951)	(5,990)	(3,603)	(2,863)	–
Annual maintenance charge (Note 3)	(25)	(50)	–	(175)	–	(75)	–	–
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	208,847	89,316	116,887	483,425	70,338	76,773	47,373	90
TOTAL INCREASE (DECREASE) IN NET ASSETS	316,782	187,843	188,689	963,281	71,311	121,338	79,808	138
Net Assets:
Beginning of year	$432,999	$438,632	$322,995	$1,629,352	$24,368	$274,743	$208,142	$3,584
End of year	$749,781	$626,475	$511,684	$2,592,633	$95,679	$396,081	$287,950	$3,722
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SHORT-TERM INFLATION - PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND
OPERATIONS
Investment Income	$ 23,095	$ 4,329	$ 21,067	$ 56,000	$ 24,375	$ 193,883	$ 280,859	$ 152,378
Capital gain distribution	–	–	–	108,306	22,832	16,047	–	–
Net realized gain (loss) on investments	1,092	10	17,650	8,822	(755)	102,619	40,696	168,785
Net change in unrealized appreciation (depreciation) on investments	120,409	5,827	263,304	309,623	97,802	864,437	1,663,435	835,108
Mortality and expense risk charge (Note 3)	(5,613)	(1,999)	(12,320)	(21,561)	(8,703)	(58,670)	(86,835)	(46,088)
Net increase (decrease) in net assets resulting from operations	138,983	8,167	289,701	461,190	135,551	1,118,316	1,898,155	1,110,183
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	177,582	34,058	424,542	389,258	132,804	2,235,786	2,854,691	2,153,506
Net transfer from (to) fixed accumulation account	(5,339)	5	(19,052)	60,316	(268,183)	(76,900)	(120,000)	(100,071)
Transfer between funds	(5,326)	(1,736)	(32,602)	42,539	10,423	(9,517)	51,903	(43,826)
Payments to contract owners	(10,357)	(2,617)	(10,037)	(90,375)	(65,174)	(284,215)	(68,914)	(92,592)
Annual maintenance charge (Note 3)	(625)	(50)	(400)	(1,625)	(775)	(4,675)	(10,500)	(12,168)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	155,935	29,660	362,451	400,113	-190,905	1,860,479	2,707,180	1,904,849
TOTAL INCREASE (DECREASE) IN NET ASSETS	294,918	37,827	652,152	861,303	(55,354)	2,978,795	4,605,335	3,015,032
Net Assets:
Beginning of year	$451,184	$194,245	$ 994,375	$2,024,939	$1,078,096	$5,402,422	$ 7,781,759	$3,935,335
End of year	$746,102	$232,072	$1,646,527	$2,886,242	$1,022,742	$8,381,217	$12,387,094	$6,950,367
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF GLOBAL BOND INDEX	WELLS FARGO VT ADVANTAGE DISCOVERY FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ 5,286	$ 36,963	$ –	$ –	$ 294,676
Capital gain distribution	169	–	–	680,822	704,858
Net realized gain (loss) on investments	13,155	930	14	5,988	49,659
Net change in unrealized appreciation (depreciation) on investments	12,145	69,950	508	1,250,720	1,942,462
Mortality and expense risk charge (Note 3)	(1,891)	(11,822)	(304)	(56,061)	(161,244)
Net increase (decrease) in net assets resulting from operations	28,864	96,021	218	1,881,469	2,830,411
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	33,339	373,437	73,827	926,036	1,482,197
Net transfer from (to) fixed accumulation account	2	(21,623)	3,586	(259,065)	(402,024)
Transfer between funds	–	6,246	34,636	98,507	(703,328)
Payments to contract owners	(194,341)	(41,434)	–	(269,264)	(1,489,628)
Annual maintenance charge (Note 3)	(100)	(2,025)	(50)	(2,800)	(14,104)
Surrender charges (Note 3)	–	–	–	(855)	(100)
Mortality guarantee adjustment	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(161,100)	314,601	111,999	492,559	(1,126,987)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(132,236)	410,622	112,217	2,374,028	1,703,424
Net Assets:
Beginning of year	$ 278,132	$1,093,640	$ –	$4,884,509	$16,852,982
End of year	$ 145,896	$1,504,262	$112,217	$7,258,537	$18,556,406
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2020 and December 31, 2019
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Qualified Group Annuity Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established January 02, 2008 by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of:
AMERICAN FUNDS GLOBAL BOND 1
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
BLACKROCK HIGH YIELD VI FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC
MFS VIT MID CAP VALUE PORTFOLIO SC
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS

T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2020 and December 31, 2019
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD CASH RESERVES FEDERAL MONEY MARKET FUND INVESTOR SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SHORT-TERM INFLATION PROTECTED SECURITIES INDEX FUND
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD STAR FUND
VANGUARD TARGET RETIREMENT 2015 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2065 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF GLOBAL BOND INDEX
WELLS FARGO VT ADVANTAGE DISCOVERY FUND
WILSHIRE VIT GLOBAL ALLOCAITON FUND
The funds listed above are collectively referred to as the "Funds".
Effective May 1, 2020, four funds were added to the Qualified Group Annuity Separate Account: Fidelity VIP Freedom 2055 Portfolio Service Class 2, Fidelity VIP Freedom 2065 Portfolio Service Class 2, Vanguard Target Retirement 2055 Fund and Vanguard Target Retirement 2065 Fund. Effective September 30, 2020, Vanguard Prime Money Market Fund was renamed Vanguard Cash Reserves Federal Money Market Fund Investor Shares.
Effective May 1, 2019, four funds were added to the Qualified Group Annuity Separate Account: American Funds Global Bond 1, ClearBridge Variable Small Cap Growth I, MFS VIT International Growth Initial, and Vanguard VIF Global Bond Index.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2020 and December 31, 2019
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2020, there were no transfers out of Level 1 securities.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2020 and December 31, 2019
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the sub-accounts for the life of the Certificate as a direct reduction to unit value ranging from .75% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.
An annual certificate maintenance charge of $36 is deducted from each contract unless the contract value equals or exceeds $50,000 to reimburse HMLIC for expenses incurred in administering the certificate. The certificate maintenance charge is assessed on the certificate anniversary date through a reduction of units. This charge may be reduced or eliminated on certain certificates based on the plan selected by the employer. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-accounts containing the greatest dollar amount or from the fixed portion of the certificate when none of the variable sub-accounts(s) have any value. Charges for the annual maintenance charge cease on the maturity date. A proportionate amount of the annual maintenance fee will be charged upon the surrender of a Certificate. The annual maintenance fee ceases when Annuity payments begin. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $50,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In certain circumstances in the event of a contract being surrendered or withdrawn from the sub-accounts, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-accounts.
HMLIC contributed $2,615 and $5,587 in the form of bonus credits to the contract owner accounts for the years ended December 31, 2020 and 2019, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2020
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2020 purchases and proceeds from sales of fund shares were as follows:
Account Division	Purchases	Sales
AMERICAN FUNDS GLOBAL BOND 1	$ 13,310	$ 219
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,875,245	617,108
AMERICAN FUNDS IS GROWTH FUND CLASS 4	2,601,480	1,196,713
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	564,252	342,342
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	636,066	288,006
BLACKROCK HIGH YIELD VI FUND CLASS III	206,103	61,034
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	3,441,025	1,382,709
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	3,108,038	2,064,346
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	222,536	27,561
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	266,878	130,904
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	1,231,779	314,878
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	1,734,570	222,260
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	1,317,658	178,408
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	53,850	11,713
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	17,286	11,212
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	465,294	320,215
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	246,532	31,694
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	783,417	525,308
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	658,706	426,639
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,043,932	321,123
FIDELITY VIP INDEX 500 PORTFOLIO SC2	8,423,013	4,782,976
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,328,312	481,846
FIDELITY VIP OVERSEAS PORTFOLIO SC2	945,238	579,811
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	1,194,762	580,013
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	363,795	131,693
JPMORGAN SMALL CAP VALUE FUND CLASS A	161,674	118,304
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	458,626	198,945
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	143,061	25,221
MFS VIT MID CAP VALUE PORTFOLIO SC	213,770	76,604
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	126,167	136,357
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	93,394	26,665
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	399,606	154,450
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	52,576	11,227
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	1,019,183	781,449
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	605,926	119,127
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	43,037	5,148
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	502,181	102,562
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	159,134	15,980
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	106,746	12,962
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	129,552	37,719
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	116,168	3,532
VANGUARD 500 INDEX FUND ADMIRAL SHARES	2,350,745	522,408
VANGUARD CASH RESERVES FEDERAL MONEY MARKET FUND INVESTOR SHARES	19	34
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	222,283	15,545
VANGUARD DEVELOPED MARKETS INDEX FUND	134,876	18,420
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	131,037	18,529
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	716,271	64,924
VANGUARD FEDERAL MONEY MARKET FUND	142,291	119,855
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	115,604	14,479
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	54,904	16,251
VANGUARD REIT INDEX FUND ADMIRAL SHARES	183,908	106,598
VANGUARD SHORT-TERM INFLATION PROTECTED SECURITIES INDEX FUND	33,116	7,873
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	504,032	74,212
VANGUARD STAR FUND	566,595	177,783
VANGUARD TARGET RETIREMENT 2015 FUND	203,031	89,489
VANGUARD TARGET RETIREMENT 2025 FUND	2,254,380	361,556
VANGUARD TARGET RETIREMENT 2035 FUND	3,306,605	694,756
VANGUARD TARGET RETIREMENT 2045 FUND	2,298,184	306,871

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2020
Account Division	Purchases	Sales
VANGUARD TARGET RETIREMENT 2055 FUND	59,454	80
VANGUARD TARGET RETIREMENT 2065 FUND	64,048	43
VANGUARD TARGET RETIREMENT INCOME FUND	44,462	1,428
VANGUARD TOTAL BOND MARKET INDEX FUND	538,810	59,731
VANGUARD VIF GLOBAL BOND INDEX	351,033	31,114
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	2,232,716	1,123,993
WILSHIRE VIT GLOBAL ALLOCATION FUND	1,904,529	2,020,282

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2020 and December 31, 2019
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units Outstanding at 01/01/2019	Consideration Received 2019	Net Transfers 2019	Payments to Contract Owners 2019	Units Outstanding at 12/31/2019	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020
AMERICAN FUNDS GLOBAL BOND 1	–	483	104	–	587	1,011	(5)	(4)	1,589
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	218,650	59,222	10,056	(11,667)	276,261	51,919	16,304	(8,930)	335,554
AMERICAN FUNDS IS GROWTH FUND CLASS 4	34,372	9,479	698	(1,319)	43,230	9,024	(2,037)	(1,590)	48,627
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	84,146	16,868	20,401	(2,246)	119,170	15,776	(4,257)	(4,334)	126,355
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	71,877	17,149	(1,174)	(2,644)	85,208	15,071	(1,955)	(4,240)	94,084
BLACKROCK HIGH YIELD VI FUND CLASS III	31,947	6,305	4,343	(662)	41,932	8,631	8,145	(1,315)	57,393
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	329,854	52,483	(5,761)	(16,150)	360,426	62,141	(7,281)	(13,194)	402,092
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	96,845	14,326	(2,073)	(5,040)	104,058	14,340	(5,205)	(5,803)	107,390
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	–	1,403	826	–	2,229	3,202	2,100	(218)	7,313
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	24,891	7,036	(415)	(2,100)	29,411	5,521	2,319	(804)	36,447
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	110,787	54,467	(14,690)	(5,584)	144,980	49,810	(3,459)	(4,518)	186,813
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	107,711	41,924	8,142	(3,084)	154,692	50,521	391	(4,437)	201,167
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	96,309	34,307	(2,444)	(6,487)	121,685	42,242	(2,859)	(2,557)	158,511
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	–	–	–	–	–	3,424	112	–	3,536
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	–	–	–	–	–	246	272	–	518
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	43,426	11,601	(1,763)	(2,639)	50,625	11,228	2,618	(3,882)	60,589
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	53,416	8,718	(1,384)	(3,641)	57,109	13,919	(462)	(746)	69,820
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	294,853	45,438	(10,988)	(15,127)	314,176	39,348	(11,770)	(15,557)	326,197
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	251,986	27,973	(5,969)	(11,227)	262,763	26,020	(6,762)	(11,002)	271,019
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	245,922	46,678	(35,727)	(8,629)	248,244	50,274	(12,439)	(3,660)	282,419
FIDELITY VIP INDEX 500 PORTFOLIO SC2	133,158	16,794	(2,532)	(7,911)	139,509	16,094	(5,639)	(6,875)	143,089
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	194,062	42,427	4,463	(9,563)	231,390	39,856	11,681	(12,421)	270,506
FIDELITY VIP OVERSEAS PORTFOLIO SC2	313,196	37,417	(12,410)	(23,205)	314,999	32,225	(12,999)	(9,561)	324,664
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	184,799	26,904	(4,524)	(10,052)	197,127	27,729	2,923	(7,749)	220,030
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	26,594	4,124	(678)	(2,071)	27,970	4,895	(893)	(1,276)	30,696
JPMORGAN SMALL CAP VALUE FUND CLASS A	9,826	3,744	2,175	(704)	15,041	4,416	(420)	(926)	18,111
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	30,368	8,881	(603)	(2,081)	36,566	4,898	(3,773)	(1,631)	36,060
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	–	1,991	1,634	–	3,624	5,302	2,159	(127)	10,958
MFS VIT MID CAP VALUE PORTFOLIO SC	27,165	11,161	565	(1,341)	37,550	10,734	2,085	(2,719)	47,650
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	31,511	3,538	(361)	(1,708)	32,980	2,671	(2,511)	(1,781)	31,359
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	5,552	1,939	(87)	(223)	7,181	1,778	(397)	(99)	8,463
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	26,840	7,659	(189)	(435)	33,875	7,257	(1,724)	(536)	38,872
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	7,992	2,529	(196)	(129)	10,197	1,869	(49)	(107)	11,910
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	1,735,751	108,470	(275,989)	(139,412)	1,428,820	102,696	357,802	(202,464)	1,686,854
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	13,496	3,829	(161)	(288)	16,875	3,426	(170)	(241)	19,890

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2020 and December 31, 2019
Account Division	Units Outstanding at 01/01/2019	Consideration Received 2019	Net Transfers 2019	Payments to Contract Owners 2019	Units Outstanding at 12/31/2019	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	16,311	4,202	(48)	(155)	20,311	4,044	(182)	(134)	24,039
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	7,699	2,224	271	(144)	10,049	1,610	354	(1,056)	10,957
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	36,365	9,343	(1,164)	(1,652)	42,893	12,379	(693)	(218)	54,361
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	29,944	9,249	(489)	(435)	38,270	7,657	364	(380)	45,911
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	6,256	1,744	(276)	(125)	7,599	1,473	(54)	(176)	8,842
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	5,803	1,184	(344)	(203)	6,440	1,339	5,524	(3)	13,300
VANGUARD 500 INDEX FUND ADMIRAL SHARES	28,795	8,837	(451)	(628)	36,553	6,517	(149)	(500)	42,421
VANGUARD CASH RESERVES FEDERAL MONEY MARKET FUND INVESTOR SHARES	3,619	90	–	–	3,709	–	–	–	3,709
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	34,748	15,674	(139)	(544)	49,739	12,433	2,040	(349)	63,863
VANGUARD DEVELOPED MARKETS INDEX FUND	37,138	8,864	(1,665)	(460)	43,877	8,895	(106)	(599)	52,067
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	9,528	3,890	(454)	(308)	12,656	3,073	(171)	(218)	15,340
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	24,218	7,450	(1,106)	(187)	30,375	6,964	726	(351)	37,714
VANGUARD FEDERAL MONEY MARKET FUND	24,191	1,880	73,754	(5,895)	93,929	18,739	43,246	(39,489)	116,425
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	46,798	12,330	160	(563)	58,726	10,039	2,880	(309)	71,336
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	29,802	4,572	1,919	(365)	35,927	5,144	(658)	(1,016)	39,397
VANGUARD REIT INDEX FUND ADMIRAL SHARES	13,172	4,396	(272)	(257)	17,039	3,714	(336)	(1,924)	18,493
VANGUARD SHORT-TERM INFLATION PROTECTED SECURITIES INDEX FUND	8,035	1,385	(70)	(107)	9,244	1,136	10	(201)	10,189
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	16,858	6,181	(766)	(147)	22,125	6,923	(458)	(429)	28,161
VANGUARD STAR FUND	67,827	11,649	3,126	(2,807)	79,795	8,162	(2,295)	(1,551)	84,111
VANGUARD TARGET RETIREMENT 2015 FUND	60,886	7,076	(13,735)	(3,490)	50,736	5,105	77	(2,806)	53,112
VANGUARD TARGET RETIREMENT 2025 FUND	279,448	103,563	(3,968)	(13,538)	365,506	68,768	1,092	(6,266)	429,100
VANGUARD TARGET RETIREMENT 2035 FUND	367,525	120,629	(2,878)	(3,348)	481,928	110,912	(12,207)	(13,327)	567,306
VANGUARD TARGET RETIREMENT 2045 FUND	176,792	85,197	(5,952)	(3,958)	252,079	78,465	(5,322)	(6,114)	319,108
VANGUARD TARGET RETIREMENT 2055 FUND	–	–	–	–	–	1,207	52	–	1,259
VANGUARD TARGET RETIREMENT 2065 FUND	–	–	–	–	–	653	1,705	–	2,358
VANGUARD TARGET RETIREMENT INCOME FUND	19,150	2,185	–	(12,382)	8,953	339	1,926	(7)	11,211
VANGUARD TOTAL BOND MARKET INDEX FUND	94,609	30,903	(1,219)	(3,511)	120,781	25,438	11,674	(2,860)	155,033
VANGUARD VIF GLOBAL BOND INDEX	–	3,465	1,805	(2)	5,268	7,337	7,389	(439)	19,555
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	115,649	17,214	(3,063)	(5,136)	124,665	14,936	(6,303)	(4,911)	128,387
WILSHIRE VIT GLOBAL ALLOCATION FUND	612,257	49,120	(36,518)	(50,436)	574,424	38,063	(22,554)	(38,876)	551,057

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
AMERICAN FUNDS GLOBAL BOND 1	1,589	13.45 to 13.52	21,384	0.85% to 1.25%	1.87%	9.17% to 9.65%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	335,554	22.72 to 23.79	7,667,261	0.75% to 1.25%	1.55%	7.42% to 7.94%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	48,627	230.77 to 236.71	11,434,204	0.75% to 1.25%	0.18%	49.82% to 50.59%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	126,355	16.41 to 17.26	2,118,708	0.75% to 1.25%	1.50%	3.93% to 5.24%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	94,084	37.95 to 39.01	3,638,839	0.75% to 1.25%	0.03%	21.75% to 22.40%
BLACKROCK HIGH YIELD VI FUND CLASS III	57,393	8.43 to 8.87	504,039	0.75% to 1.25%	4.25%	4.98% to 6.24%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	402,092	40.31 to 43.58	17,303,709	0.75% to 1.25%	0.84%	9.24% to 9.80%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	107,390	170.25 to 181.41	19,054,708	0.75% to 1.25%	1.09%	11.68% to12.24%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	7,313	42.74 to 43.02	313,187	0.75% to 1.25%	0.00%	41.90% to 42.54%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	36,447	18.14 to 18.59	662,981	0.75% to 1.25%	1.12%	12.53% to 13.08%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	186,813	20.13 to 20.64	3,769,386	0.75% to 1.25%	1.04%	14.57% to 15.11%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	201,167	32.60 to 33.41	6,577,866	0.75% to 1.25%	0.90%	16.48% to 17.43%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	158,511	31.30 to 32.12	4,979,318	0.75% to 1.25%	0.79%	17.85% to 18.48%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	3,536	12.95 to 13.01	45,859	0.75% to 1.25%	1.63%	35.89% to 36.52%[1]
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	518	12.90 to 12.97	6,697	0.75% to 1.25%	0.00%	35.79% to 36.53%[1]
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	60,589	13.40 to 13.74	824,923	0.75% to 1.25%	1.02%	6.60% to 7.26%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	69,820	16.85 to 17.34	1,197,177	0.75% to 1.25%	1.01%	12.28% to 13.04%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	326,197	16.47 to 16.96	5,477,756	0.75% to 1.25%	0.88%	13.48% to14.06%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	271,019	18.59 to 19.13	5,132,481	0.75% to 1.25%	0.75%	14.26% to 15.03%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	282,419	19.62 to 20.07	5,622,501	0.75% to 1.25%	0.64%	15.68% to16.35%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	143,089	458.16 to 478.15	67,741,266	0.75% to 1.25%	1.46%	16.48% to 17.06%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	270,506	18.57 to 19.87	5,330,851	0.75% to 1.25%	2.12%	7.09% to 8.36%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	324,664	29.65 to 33.54	10,200,431	0.75% to 1.25%	0.21%	13.90% to 14.47%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	220,030	22.10 to 22.55	4,926,693	0.75% to 1.25%	1.87%	(7.96%) to (7.51%)
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	30,696	52.77 to 54.72	1,657,808	0.75% to 1.25%	0.69%	23.53% to 24.34%
JPMORGAN SMALL CAP VALUE FUND CLASS A	18,111	33.43 to 34.18	606,987	0.75% to 1.25%	0.65%	4.76% to 5.27%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	36,060	68.17 to 69.91	2,498,284	0.75% to 1.25%	0.00%	70.34% to 71.31%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	10,958	18.29 to 18.40	200,704	0.75% to 1.25%	1.16%	14.46% to 14.86%
MFS VIT MID CAP VALUE PORTFOLIO SC	47,650	14.13 to 14.50	676,727	0.85% to 1.25%	0.89%	2.69% to 3.21%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	31,359	20.31 to 21.82	663,089	0.85% to 1.25%	8.31%	(6.53%) to (5.79%)
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	8,463	54.68 to 55.72	464,343	0.85% to 1.25%	0.44%	16.49% to 16.74%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	38,872	51.04 to 51.80	2,012,742	0.75% to 1.25%	2.18%	0.04% to 0.45%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	11,910	23.78 to 24.68	284,726	0.85% to 1.25%	2.06%	(4.84%) to (4.38%)
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	1,686,854	0.91 to 0.96	1,601,299	0.85% to 1.25%	0.23%	(1.09%) to (1.03%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	19,890	138.74 to 144.04	2,860,126	0.85% to 1.25%	0.00%	35.22% to 35.77%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	24,039	10.64 to 11.02	256,463	0.85% to 1.25%	1.29%	10.48% to 10.53%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	10,957	160.64 to 166.37	1,815,617	0.85% to 1.25%	0.00%	55.87% to 56.41%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	54,361	11.48 to 12.29	625,182	0.85% to 1.25%	2.30%	4.72% to 5.77%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	45,911	13.50 to 13.80	621,888	0.85% to 1.25%	1.54%	8.17% to 8.58%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	8,842	83.16 to 85.85	756,861	0.85% to 1.25%	0.40%	10.89% to 11.54%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	13,300	16.68 to 17.50	221,981	0.85% to 1.25%	2.87%	5.10% to 5.74%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	42,421	301.00 to 309.98	13,128,270	0.85% to 1.25%	1.66%	17.13% to 17.36%
VANGUARD CASH RESERVES FEDERAL MONEY MARKET FUND INVESTOR SHARES	3,709	0.94 to 1.00	3,707	0.85% to 1.25%	0.51%	(1.05%) to (0.99%)
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	63,863	15.94 to 16.51	1,051,977	0.85% to 1.25%	2.18%	8.51% to 9.34%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD DEVELOPED MARKETS INDEX FUND	52,067	14.67 to 15.69	812,339	0.85% to 1.25%	2.15%	8.74% to 9.34%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	15,340	45.29 to 47.37	708,337	0.85% to 1.25%	2.04%	13.48% to 14.26%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	37,714	106.67 to 112.80	4,218,580	0.85% to 1.25%	1.27%	30.58% to 31.09%
VANGUARD FEDERAL MONEY MARKET FUND	116,425	0.99 to 1.02	118,115	0.85% to 1.25%	0.42%	(1.00%) to (0.98%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	71,336	6.77 to 7.06	502,496	0.85% to 1.25%	4.60%	3.71% to 4.59%
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	39,397	8.05 to 8.71	329,512	0.85% to 1.25%	4.65%	3.83% to 4.68%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	18,493	39.61 to 41.64	765,467	0.85% to 1.25%	3.73%	(5.97%) to (5.46%)
VANGUARD SHORT-TERM INFLATION PROTECTED SECURITIES INDEX FUND	10,189	25.99 to 26.51	266,196	0.85% to 1.25%	1.24%	3.96% to 4.33%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	28,161	83.82 to 88.92	2,474,872	0.85% to 1.25%	1.28%	17.53% to 18.09%
VANGUARD STAR FUND	84,111	43.26 to 43.59	3,662,207	0.85% to 1.25%	1.48%	19.37% to20.39%
VANGUARD TARGET RETIREMENT 2015 FUND	53,112	22.04 to 22.26	1,171,019	0.85% to 1.25%	1.60%	8.90% to 9.38%
VANGUARD TARGET RETIREMENT 2025 FUND	429,100	25.68 to 25.77	11,051,936	0.85% to 1.25%	1.80%	11.49% to 12.34%
VANGUARD TARGET RETIREMENT 2035 FUND	567,306	28.66 to 29.28	16,593,463	0.85% to 1.25%	1.81%	12.88% to 13.80%
VANGUARD TARGET RETIREMENT 2045 FUND	319,108	31.15 to 31.84	10,142,817	0.85% to 1.25%	1.86%	14.40% to 15.32%
VANGUARD TARGET RETIREMENT 2055 FUND	1,259	49.94 to 50.02	62,950	0.75% to 1.25%	6.91%	34.07% to 34.28%[1]
VANGUARD TARGET RETIREMENT 2065 FUND	2,358	27.78 to 27.82	65,551	0.75% to 1.25%	15.18%	34.07% to 34.27%[1]
VANGUARD TARGET RETIREMENT INCOME FUND	11,211	17.78 to 18.16	199,286	0.75% to 1.25%	1.70%	8.90% to 9.53%
VANGUARD TOTAL BOND MARKET INDEX FUND	155,033	12.52 to 13.45	2,061,487	0.75% to 1.25%	2.25%	5.82% to 6.92%
VANGUARD VIF GLOBAL BOND INDEX	19,555	22.50 to 22.64	440,367	0.75% to 1.25%	0.94%	5.68% to 6.14%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	128,387	88.16 to 95.59	12,058,550	0.75% to 1.25%	0.00%	60.76% to 61.44%
WILSHIRE VIT GLOBAL ALLOCATION FUND	551,057	33.94 to 36.68	19,751,826	0.75% to 1.25%	1.77%	10.52% to 11.08%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2020 and the return is for the period May 1, 2020 to December 31, 2020.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
AMERICAN FUNDS GLOBAL BOND 1	587	12.32 to 12.33	7,230	0.85% to 1.25%	2.39%	10.27% to 10.37%[1]
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	276,261	21.15 to 22.04	5,868,868	0.75% to 1.25%	2.08%	19.90% to 20.70%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	43,230	154.01 to 157.19	6,757,182	0.75% to 1.25%	0.60%	28.68% to 29.48%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	119,170	15.79 to 16.40	1,903,863	0.75% to 1.25%	1.97%	15.85% to 17.56%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	85,208	31.17 to 31.87	2,695,987	0.75% to 1.25%	0.83%	27.22% to 27.84%
BLACKROCK HIGH YIELD VI FUND CLASS III	41,932	8.03 to 8.36	347,036	0.75% to 1.25%	5.14%	12.31% to 14.05%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	360,426	36.90 to 39.69	14,123,076	0.75% to 1.25%	0.85%	20.71% to 21.30%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	104,058	152.44 to 161.62	16,450,263	0.75% to 1.25%	1.23%	24.02% to 24.64%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	2,229	30.12 to 30.18	67,183	0.75% to 1.25%	0.00%	5.70% to 5.93%[1]
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	29,411	16.12 to 16.44	475,576	0.75% to 1.25%	2.00%	16.81% to 17.43%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	144,980	17.57 to 17.93	2,551,166	0.75% to 1.25%	2.06%	20.42% to 20.99%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	154,692	27.91 to 28.45	4,328,112	0.75% to 1.25%	1.84%	25.95% to 26.56%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	121,685	26.56 to 27.11	3,241,926	0.75% to 1.25%	1.71%	27.08% to 27.70%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	50,625	12.57 to 12.81	642,918	0.75% to 1.25%	1.73%	8.64% to 9.30%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	57,109	14.98 to 15.34	867,883	0.75% to 1.25%	1.63%	16.01% to 16.74%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	314,176	14.51 to 14.87	4,632,910	0.75% to 1.25%	1.43%	18.64% to 19.34%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	262,763	16.27 to 16.63	4,331,056	0.75% to 1.25%	1.25%	20.61% to 21.65%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	248,244	16.95 to 17.25	4,252,622	0.75% to 1.25%	1.09%	24.25% to 25.18%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	139,509	393.35 to 408.47	56,471,028	0.75% to 1.25%	1.82%	29.41% to 30.05%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	231,390	17.34 to 18.38	4,213,320	0.75% to 1.25%	2.71%	7.37% to 8.60%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	314,999	25.98 to 29.36	8,661,115	0.75% to 1.25%	1.61%	25.92% to 26.54%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	197,127	24.01 to 24.38	4,776,022	0.75% to 1.25%	1.68%	21.39% to 22.08%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	27,970	42.72 to 44.01	1,216,800	0.75% to 1.25%	0.87%	29.73% to 30.79%
JPMORGAN SMALL CAP VALUE FUND CLASS A	15,041	31.91 to 32.47	480,884	0.75% to 1.25%	1.08%	17.71% to 18.20%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	36,566	40.02 to 40.85	1,480,654	0.75% to 1.25%	0.00%	29.94% to 30.80%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	3,624	15.98 to 16.02	57,977	0.75% to 1.25%	0.55%	8.87% to 9.11%[1]
MFS VIT MID CAP VALUE PORTFOLIO SC	37,550	13.72 to 14.06	518,849	0.75% to 1.25%	1.01%	29.44% to 30.19%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	7,181	46.94 to 47.73	337,821	0.85% to 1.25%	1.47%	25.31% to 25.94%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	33,875	51.02 to 51.58	1,747,238	0.85% to 1.25%	2.53%	24.29% to 25.54%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	10,197	24.99 to 25.81	256,024	0.85% to 1.25%	2.46%	22.14% to 22.73%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	1,428,820	0.92 to 0.97	1,363,565	0.75% to 1.25%	1.72%	1.04% to 1.06%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	16,875	102.60 to 106.09	1,787,960	0.85% to 1.25%	0.23%	29.06% to 29.73%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	20,311	9.63 to 9.97	196,133	0.85% to 1.25%	2.02%	5.71% to 6.40%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	10,049	103.06 to 106.37	1,065,420	0.85% to 1.25%	0.00%	35.82% to 36.56%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	42,893	10.95 to 11.62	470,745	0.85% to 1.25%	2.93%	8.25% to 8.80%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	38,270	12.48 to 12.71	478,849	0.85% to 1.25%	2.54%	21.76% to 22.33%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	7,599	74.99 to 76.97	583,518	0.85% to 1.25%	0.69%	23.54% to 24.79%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	6,440	15.87 to 16.55	102,240	0.85% to 1.25%	3.48%	10.44% to 11.00%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	32,980	21.73 to 23.16	743,826	0.75% to 1.25%	6.94%	0.60% to 1.45%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	36,553	256.96 to 264.39	9,644,181	0.85% to 1.25%	2.13%	29.96% to 30.36%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	49,739	14.69 to 15.10	749,781	0.85% to 1.25%	3.38%	19.72% to 21.24%
VANGUARD DEVELOPED MARKETS INDEX FUND	43,877	13.42 to 14.35	626,475	0.85% to 1.25%	3.25%	20.02% to 20.89%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	12,656	39.91 to 41.59	511,684	0.85% to 1.25%	3.62%	18.08% to 19.82%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	30,375	81.69 to 86.05	2,592,633	0.85% to 1.25%	1.48%	26.38% to 26.97%
VANGUARD FEDERAL MONEY MARKET FUND	93,929	1.00 to 1.02	95,679	0.85% to 1.25%	2.93%	0.99% to 0.99%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	58,726	6.50 to 6.75	396,081	0.85% to 1.25%	5.54%	13.24% to 14.82%
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	35,927	7.69 to 8.35	287,950	0.85% to 1.25%	5.33%	14.08% to 15.12%
VANGUARD PRIME MONEY MARKET FUND	3,709	0.95 to 1.01	3,722	0.85% to 1.25%	2.24%	1.00% to 2.15%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD REIT INDEX FUND ADMIRAL SHARES	17,039	42.00 to 44.10	746,102	0.85% to 1.25%	3.86%	27.16% to 27.83%
VANGUARD SHORT-TERM INFLATION PROTECTED SECURITIES INDEX FUND	9,244	25.00 to 25.41	232,072	0.85% to 1.25%	2.03%	3.82% to 4.14%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	22,125	71.32 to 75.30	1,646,527	0.85% to 1.25%	1.60%	25.67% to 26.30%
VANGUARD STAR FUND	79,795	36.15 to 36.24	2,886,242	0.85% to 1.25%	2.28%	20.04% to 21.19%
VANGUARD TARGET RETIREMENT 2015 FUND	50,736	20.15 to 20.44	1,022,742	0.85% to 1.25%	2.32%	13.79% to 14.32%
VANGUARD TARGET RETIREMENT 2025 FUND	365,506	22.88 to 23.06	8,381,217	0.85% to 1.25%	2.81%	17.77% to 18.61%
VANGUARD TARGET RETIREMENT 2035 FUND	481,928	25.39 to 25.73	12,387,094	0.85% to 1.25%	2.79%	20.16% to 21.43%
VANGUARD TARGET RETIREMENT 2045 FUND	252,079	27.23 to 27.61	6,950,367	0.85% to 1.25%	2.80%	22.71% to 23.87%
VANGUARD TARGET RETIREMENT INCOME FUND	8,953	16.29 to 16.58	145,896	0.85% to 1.25%	2.49%	11.78% to 12.64%
VANGUARD TOTAL BOND MARKET INDEX FUND	120,781	11.71 to 12.71	1,504,262	0.85% to 1.25%	2.85%	6.55% to 7.72%
VANGUARD VIF GLOBAL BOND INDEX	5,268	21.29 to 21.33	112,217	0.75% to 1.25%	0.00%	4.62% to 4.81%[1]
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	124,665	54.84 to 59.21	7,258,537	0.75% to 1.25%	0.00%	37.37% to 38.02%
WILSHIRE VIT GLOBAL ALLOCATION FUND	574,424	30.71 to 33.02	18,556,406	0.75% to 1.25%	1.66%	16.95% to 17.55%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2019 and the return is for the period May 1, 2019 to December 31, 2019.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2018
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	218,650	17.64 to 18.26	3,870,470	0.75% to 1.25%	2.04%	(9.86%) to (9.06%)
AMERICAN FUNDS IS GROWTH FUND	34,372	119.54 to 121.40	4,153,015	0.75% to 1.25%	0.30%	(2.00%) to (1.25%)
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND	84,146	13.63 to 13.95	1,149,945	0.75% to 1.25%	1.39%	(6.64%) to (5.30%)
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	71,877	24.50 to 24.93	1,780,781	0.75% to 1.25%	0.76%	(15.31%) to (14.89%)
BLACKROCK HIGH YIELD VI FUND CLASS III	31,947	07.15 to 07.33	232,159	0.75% to 1.25%	3.49%	(4.92%) to (3.55%)
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	96,845	122.92 to 129.67	12,285,113	0.75% to 1.25%	1.29%	(12.67%) to (12.24%)
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	329,854	30.57 to 32.72	10,650,493	0.75% to 1.25%	0.87%	(10.11%) to (9.66%)
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	24,891	13.80 to 14.00	344,102	0.75% to 1.25%	1.41%	(6.19%) to (5.79%)
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	110,787	14.59 to 14.82	1,619,297	0.75% to 1.25%	1.43%	(7.66%) to (7.26%)
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	107,711	22.16 to 22.48	2,392,303	0.75% to 1.25%	1.18%	(10.36%) to (9.94%)
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	96,309	20.90 to 21.23	2,018,090	0.75% to 1.25%	1.18%	(10.99%) to (10.54%)
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	43,426	11.57 to 11.72	505,223	0.75% to 1.25%	1.75%	(3.18%) to (2.58%)
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	53,416	12.89 to 13.14	696,070	0.75% to 1.25%	1.41%	(6.53%) to (6.08%)
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	294,853	12.23 to 12.46	3,648,832	0.75% to 1.25%	1.21%	(7.84%) to (7.22%)
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	251,986	13.49 to 13.67	3,420,925	0.75% to 1.25%	0.93%	(8.85%) to (8.38%)
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	245,922	13.60 to 13.78	3,369,038	0.75% to 1.25%	0.71%	(10.43%) to (9.76%)
FIDELITY VIP INDEX 500 PORTFOLIO SC2	133,158	303.95 to 314.08	41,484,507	0.75% to 1.25%	1.68%	(5.92%) to (5.45%)
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	194,062	16.15 to 16.96	3,258,406	0.75% to 1.25%	2.33%	(1.82%) to (1.22%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	313,196	20.59 to 23.25	6,822,468	0.75% to 1.25%	1.46%	(16.10%) to (15.67%)
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	184,799	19.78 to 19.97	3,673,204	0.75% to 1.25%	2.75%	(7.61%) to (7.16%)
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	26,594	32.93 to 33.65	885,948	0.75% to 1.25%	0.85%	(7.68%) to (6.86%)
JPMORGAN SMALL CAP VALUE FUND	9,826	27.11 to 27.47	266,780	0.75% to 1.25%	0.99%	(15.07%) to (14.66%)
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	30,368	30.80 to 31.42	941,337	0.75% to 1.25%	0.00%	3.18% to 4.10%
MFS VIT MID CAP VALUE PORTFOLIO SC	27,165	10.55 to 10.80	289,635	0.75% to 1.25%	0.87%	(12.67%) to (12.05%)
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	5,552	37.46 to 37.90	208,353	0.85% to 1.25%	0.72%	(17.00%) to (16.61%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	26,840	41.05 to 41.14	1,103,640	0.85% to 1.25%	2.45%	(11.05%) to (10.09%)
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	7,992	20.46 to 21.03	164,187	0.85% to 1.25%	3.11%	(8.33%) to (7.96%)
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	1,735,751	00.92 to 00.96	1,643,149	0.75% to 1.25%	1.28%	1.05% to 1.06%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	13,496	79.50 to 81.78	1,102,708	0.85% to 1.25%	0.20%	(2.42%) to (1.86%)
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	16,311	9.11 to 9.37	149,035	0.85% to 1.25%	2.04%	(3.90%) to (3.30%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	7,699	75.88 to 77.89	598,049	0.85% to 1.25%	0.00%	2.57% to 3.15%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	36,365	10.11 to 10.68	368,532	0.85% to 1.25%	2.97%	(1.55%) to (0.84%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	29,944	10.25 to 10.39	307,532	0.85% to 1.25%	2.58%	(15.85%) to (15.46%)
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	6,256	60.70 to 61.68	385,239	0.85% to 1.25%	0.40%	(13.06%) to (12.25%)
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	5,803	14.35 to 14.91	83,327	0.85% to 1.25%	3.83%	(3.56%) to (3.31%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	31,511	21.60 to 22.83	703,958	0.75% to 1.25%	0.00%	.61% to 1.47%
VANGUARD 500 INDEX FUND	28,795	197.72 to 203.02	5,830,755	0.85% to 1.25%	2.06%	(52.51%) to (5.46%)
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	34,748	12.27 to 12.48	432,999	0.85% to 1.25%	3.38%	(15.96%) to (15.16%)
VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	37,138	11.11 to 11.87	438,632	0.85% to 1.25%	3.04%	(15.90%) to (15.27%)
VANGUARD EMERGING MARKETS STOCK INDEX FUND	9,528	33.74 to 34.71	322,995	0.85% to 1.25%	2.87%	(15.38%) to (15.31%)
VANGUARD EXTENDED MARKET INDEX FUND	24,218	64.64 to 67.77	1,629,352	0.85% to 1.25%	1.65%	(10.52%) to (10.14%)
VANGUARD FEDERAL MONEY MARKET FUND	24,191	01.00 to 01.01	24,368	0.85% to 1.25%	0.77%	1.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	46,798	05.74 to 05.89	274,743	0.85% to 1.25%	6.37%	(5.12%) to (3.61%)
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	29,802	06.68 to 07.28	208,142	0.85% to 1.25%	6.19%	(4.43%) to (3.74%)
VANGUARD PRIME MONEY MARKET FUND	3,619	00.93 to 01.00	3,584	0.85% to 1.25%	1.92%	1.01% to 1.02%
VANGUARD REIT INDEX FUND	13,172	33.03 to 34.52	451,184	0.85% to 1.25%	4.94%	(7.35%) to (6.73%)
VANGUARD SHORT-TERM INFLATION PROTECTED SECURITIES INDEX FUND	8,035	24.08 to 24.40	194,245	0.85% to 1.25%	2.73%	(0.50%) to (0.12%)
VANGUARD SMALL-CAP INDEX FUND	16,858	56.75 to 59.62	994,375	0.85% to 1.25%	1.67%	(10.56%) to (10.09%)
VANGUARD STAR FUND	67,827	29.83 to 30.19	2,024,939	0.85% to 1.25%	2.55%	(6.62%) to (6.14%)

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2015 FUND	60,886	17.70 to 17.88	1,078,096	0.85% to 1.25%	2.56%	(3.89%) to (3.46%)
VANGUARD TARGET RETIREMENT 2025 FUND	279,448	19.31 to 19.58	5,402,422	0.85% to 1.25%	2.76%	(6.03%) to (5.68%)
VANGUARD TARGET RETIREMENT 2035 FUND	367,525	21.02 to 21.19	7,781,759	0.85% to 1.25%	2.62%	(8.21%) to (7.39%)
VANGUARD TARGET RETIREMENT 2045 FUND	176,792	22.13 to 22.29	3,935,335	0.85% to 1.25%	2.73%	(9.61%) to (8.65%)
VANGUARD TARGET RETIREMENT INCOME FUND	19,150	14.52 to 14.72	278,132	0.85% to 1.25%	2.65%	(3.04%) to (2.52%)
VANGUARD TOTAL BOND MARKET INDEX FUND	94,609	10.99 to 11.86	1,093,640	0.85% to 1.25%	2.78%	(1.61%) to (0.86%)
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	115,649	39.92 to 42.90	4,884,509	0.75% to 1.25%	0.00%	(8.34%) to (7.76%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	612,257	26.26 to 28.09	16,852,982	0.75% to 1.25%	4.05%	(8.44%) to (7.99%)
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2017
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
American Funds IS Blue Chip Growth & Income Fund	177,986	19.55 to 20.08	3,488,855	0.75% to 1.25%	2.23%	15.61% to 16.61%
American Funds IS Growth Fund	25,064	121.66 to 122.94	3,069,953	0.75% to 1.25%	0.50%	26.22% to 27.04%
American Funds IS Managed Risk Asset Allocation Fund	65,332	14.47 to 14.73	947,764	0.75% to 1.25%	0.78%	13.44% to 14.36%
American Funds IS New World Fund	57,763	28.93 to 29.29	1,684,036	0.75% to 1.25%	0.88%	27.49% to 28.13%
BlackRock High Yield V.I. III	6,885	7.52 to 7.60	52,143	0.75% to 1.25%	1.21%	1.90% to 2.98%[1]
Calvert VP S&P Mid Cap 400 Index Portfolio	90,692	140.76 to 147.75	13,112,062	0.75% to 1.25%	0.73%	14.20% to 14.77%
Dreyfus Small Cap Stock Index Portfolio	302,512	34.01 to 36.22	10,814,702	0.75% to 1.25%	0.62%	11.03% to 11.58%
Fidelity VIP Freedom 2015 Portfolio SC2	25,128	14.71 to 14.86	370,308	0.75% to 1.25%	1.43%	13.77% to 14.22%
Fidelity VIP Freedom 2025 Portfolio SC2	80,668	15.80 to 15.98	1,276,619	0.75% to 1.25%	1.54%	16.43% to 17.07%
Fidelity VIP Freedom 2035 Portfolio SC2	74,166	24.72 to 24.96	1,836,810	0.75% to 1.25%	1.17%	21.95% to 22.47%
Fidelity VIP Freedom 2045 Portfolio SC2	62,531	23.48 to 23.73	1,471,438	0.75% to 1.25%	1.26%	22.16% to 22.70%
Fidelity VIP Funds Manager 20% Portfolio SC2	40,876	11.95 to 12.03	488,926	0.75% to 1.25%	1.11%	5.75% to 6.46%
Fidelity VIP Funds Manager 50% Portfolio SC2	46,921	13.79 to 13.99	652,301	0.75% to 1.25%	1.07%	12.85% to 13.46%
Fidelity VIP Funds Manager 60% Portfolio SC2	283,056	13.27 to 13.43	3,781,247	0.75% to 1.25%	1.04%	15.09% to 15.88%
Fidelity VIP Funds Manager 70% Portfolio SC2	241,876	14.80 to 14.92	3,589,539	0.75% to 1.25%	0.81%	17.46% to 18.04%
Fidelity VIP Funds Manager 85% Portfolio SC2	221,580	15.15 to 15.27	3,369,007	0.75% to 1.25%	0.66%	21.34% to 22.06%
Fidelity VIP Index 500 Portfolio SC2	128,076	323.08 to 332.17	42,241,591	0.75% to 1.25%	1.64%	19.91% to 20.51%
Fidelity VIP Investment Grade Bond Portfolio SC2	186,999	16.35 to 17.26	3,190,959	0.75% to 1.25%	2.33%	2.00% to 3.22%
Fidelity VIP Overseas Portfolio	290,350	24.49 to 27.63	7,501,385	0.75% to 1.25%	1.29%	28.40% to 29.03%
Fidelity VIP Real Estate Portfolio SC2	166,419	21.39 to 21.51	3,566,978	0.75% to 1.25%	1.62%	2.49% to 2.97%
JPMorgan Insurance Trust U.S. Equity Portfolio	23,387	35.67 to 36.25	837,532	0.75% to 1.25%	0.86%	20.14% to 21.40%
JPMorgan Small Cap Value Fund	6,740	31.92 to 32.19	215,366	0.75% to 1.25%	0.79%	1.92% to 2.39%
Lord Abbett Series Fund Developing Growth Portfolio	20,591	29.72 to 30.39	613,985	0.75% to 1.25%	0.00%	28.61% to 29.37%
MFS Mid Cap Value Portfolio	21,738	12.08 to 12.28	264,439	0.75% to 1.25%	1.17%	12.06% to 12.87%
T. Rowe Price Emerging Markets Stock Fund	3,124	45.13 to 45.45	141,174	0.85% to 1.25%	0.57%	41.52% to 42.16%
T. Rowe Price Equity Income Fund	17,884	45.69 to 46.15	818,377	0.85% to 1.25%	2.26%	15.03% to 15.20%
T. Rowe Price Global Real Estate Fund	4,845	22.32 to 22.85	108,448	0.85% to 1.25%	1.89%	6.59% to 7.03%
T. Rowe Price Government Money Portfolio	1,440,178	.92 to .95	1,358,107	0.75% to 1.25%	0.57%	(1.08%) to (1.04%)
T. Rowe Price Growth Stock Fund	9,790	81.47 to 83.33	815,317	0.85% to 1.25%	0.33%	31.38% to 32.52%
T. Rowe Price International Bond Fund	6,797	9.48 to 9.69	64,637	0.85% to 1.25%	1.31%	9.62% to 10.27%
T. Rowe Price New Horizons Fund	5,133	73.98 to 75.51	386,871	0.85% to 1.25%	0.00%	29.22% to 30.41%
T. Rowe Price New Income Fund	24,555	10.26 to 10.77	252,746	0.85% to 1.25%	2.50%	2.99% to 4.06%
T. Rowe Price Overseas Stock Fund	15,904	12.18 to 12.29	193,988	0.85% to 1.25%	2.44%	25.83% to 26.44%
T. Rowe Price Small Cap Value Fund	4,958	69.82 to 70.29	348,205	0.85% to 1.25%	0.56%	11.18% to 12.41%
T. Rowe Price Spectrum Income Fund	3,633	14.87 to 15.42	54,068	0.85% to 1.25%	3.44%	6.05% to 6.64%
Templeton Global Bond VIP Fund - Class 4	27,184	21.47 to 22.50	601,308	0.75% to 1.25%	0.00%	0.51% to 1.31%
Vanguard 500 Index Fund	19,141	209.15 to 214.46	4,093,717	0.85% to 1.25%	2.09%	20.01% to 20.77%
Vanguard Developed Markets Index Fund Admiral Shares	15,393	14.60 to 14.71	226,299	0.85% to 1.25%	2.77%	12.89% to 13.772%[1]
Vanguard Developed Markets Index Fund Investor Shares	26,834	13.21 to 14.01	374,225	0.85% to 1.25%	3.27%	24.22% to 25.20%
Vanguard Emerging Markets Stock Index Fund	5,772	39.84 to 41.03	231,121	0.85% to 1.25%	2.43%	30.17% to 30.67%
Vanguard Extended Market Index Fund	15,864	72.24 to 75.42	1,188,325	0.85% to 1.25%	1.40%	16.52% to 17.13%
Vanguard Federal Money Market Fund	183,654	1.00 to 1.00	183,483	0.85% to 1.25%	0.87%	0.00% to 0.00%
Vanguard High-Yield Corporate Fund Admiral Shares	21,068	6.05 to 6.11	128,498	0.85% to 1.25%	3.78%	1.96% to 3.06%[1]
Vanguard High-Yield Corporate Fund Investor Shares	22,659	6.99 to 7.57	165,362	0.85% to 1.25%	5.65%	4.64% to 6.03%
Vanguard Prime Money Market Fund	8,036	.93 to .99	7,846	0.85% to 1.25%	1.40%	1.02% to 1.03%
Vanguard REIT Index Fund	6,711	35.65 to 37.06	246,514	0.85% to 1.25%	4.61%	3.24% to 4.04%
Vanguard Retirement Income Fund	16,673	14.95 to 15.14	249,183	0.85% to 1.25%	2.26%	7.63% to 8.07%
Vanguard Short-Term Inflation Protected Securities Index Fund	4,701	24.20 to 24.43	114,186	0.85% to 1.25%	2.07%	(0.21%) to 0.12%
Vanguard Small-Cap Index Fund	10,297	63.45 to 66.31	675,675	0.85% to 1.25%	1.58%	14.61% to 15.28%
Vanguard STAR Fund	58,254	31.78 to 32.33	1,853,483	0.85% to 1.25%	2.13%	17.22% to 17.78%
Vanguard Target Retirement 2015 Fund	55,734	18.40 to 18.52	1,025,890	0.85% to 1.25%	1.98%	10.45% to 10.96%
Vanguard Target Retirement 2025 Fund	206,846	20.55 to 20.76	4,252,658	0.85% to 1.25%	2.59%	14.87% to 15.40%
Vanguard Target Retirement 2035 Fund	280,240	22.72 to 23.02	6,406,797	0.85% to 1.25%	2.60%	18.03% to 18.23%
Vanguard Target Retirement 2045 Fund	112,973	24.25 to 24.55	2,754,748	0.85% to 1.25%	2.61%	20.29% to 20.37%
Vanguard Total Bond Market Index Fund	54,684	11.17 to 11.94	637,657	0.85% to 1.25%	2.07%	1.36% to 2.93%
Wells Fargo VT Discovery Fund	102,297	43.55 to 46.51	4,689,251	0.75% to 1.25%	0.00%	27.34% to 28.16%
Wilshire VIT 2015 ETF Fund	103,419	15.36 to 16.00	1,620,829	0.75% to 1.25%	2.94%	9.32% to 10.65%
Wilshire VIT 2025 ETF Fund	375,044	14.98 to 15.81	5,836,031	0.75% to 1.25%	2.88%	12.72% to 13.79%
Wilshire VIT 2035 ETF Fund	583,890	14.78 to 15.67	8,979,546	0.75% to 1.25%	3.05%	15.56% to 16.07%
Wilshire VIT Global Allocation Fund	93,000	28.68 to 30.53	2,792,353	0.75% to 1.25%	2.56%	13.76% to 14.30%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-account on May 1, 2017 and the return is for the period May 1, 2017 to December 31, 2017.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2016
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
American Funds IS Blue Chip Growth & Income Fund	109,958	16.91 to 17.22	1,863,163	0.75% to 1.25%	2.49%	17.35% to 18.35%
American Funds IS Growth Fund	17,414	96.29 to 97.11	1,680,604	0.75% to 1.25%	0.70%	7.93% to 8.65%
American Funds IS Managed Risk Asset Allocation Fund	42,111	12.72 to 12.88	537,279	0.75% to 1.25%	1.39%	6.27% to 6.80%
American Funds IS New World Fund	46,659	22.69 to 22.88	1,063,349	0.75% to 1.25%	0.98%	3.75% to 4.24%
Calvert S&P Mid Cap 400 Index Portfolio	80,038	123.26 to 128.74	10,091,762	0.75% to 1.25%	0.92%	18.27% to 19.08%
Dreyfus Small Cap Stock Index Portfolio	257,401	30.63 to 32.46	8,251,157	0.75% to 1.25%	0.27%	24.01% to 24.80%
Fidelity VIP Freedom 2015 Portfolio	20,576	12.93 to 13.01	266,544	0.75% to 1.25%	1.70%	4.61% to 5.00%
Fidelity VIP Freedom 2025 Portfolio	49,776	13.57 to 13.65	676,024	0.75% to 1.25%	2.10%	5.02% to5.41%
Fidelity VIP Freedom 2035 Portfolio	53,140	20.27 to 20.38	1,078,813	0.75% to 1.25%	1.83%	5.52% to 5.93%
Fidelity VIP Freedom 2045 Portfolio	32,809	19.22 to 19.34	631,514	0.75% to 1.25%	1.79%	5.55% to 5.97%
Fidelity VIP Funds Manager 20% Portfolio	44,675	11.26 to 11.30	503,102	0.75% to 1.25%	1.98%	1.72% to 1.81%
Fidelity VIP Funds Manager 50% Portfolio	43,241	12.22 to 12.33	531,070	0.75% to 1.25%	2.02%	2.78% to 3.35%
Fidelity VIP Funds Manager 60% Portfolio	238,844	11.53 to 11.59	2,757,376	0.75% to 1.25%	2.11%	3.41% to 3.85%
Fidelity VIP Funds Manager 70% Portfolio	230,185	12.58 to 12.64	2,898,317	0.75% to 1.25%	1.82%	3.79% to 4.12%
Fidelity VIP Funds Manager 85% Portfolio	194,664	12.47 to 12.56	2,429,772	0.75% to 1.25%	1.44%	4.35% to 5.02%
Fidelity VIP Index 500 Portfolio	117,800	269.44 to 275.64	32,273,413	0.75% to 1.25%	1.96%	10.22% to 10.76%
Fidelity VIP Investment Grade Bond Portfolio	167,629	15.99 to 16.76	2,773,859	0.75% to 1.25%	2.39%	2.69% to 3.65%
Fidelity VIP Overseas Portfolio	268,152	19.04 to 21.46	5,374,405	0.75% to 1.25%	1.30%	(6.47%) to (5.97%)
Fidelity VIP Real Estate Portfolio	153,035	20.81 to 20.91	3,188,679	0.75% to 1.25%	2.34%	4.47% to 4.76%
Franklin High Income VIP Fund	227,615	6.72 to 6.73	1,530,162	0.75% to 1.25%	0.31%	15.86% to 16.03%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	18,319	29.51 to 29.87	541,123	0.75% to 1.25%	0.96%	9.84% to 10.47%
J.P. Morgan Small Cap Value Fund	3,068	31.32 to 31.44	96,137	0.75% to 1.25%	0.61%	28.68% to 29.06%
Lord Abbett Developing Growth Portfolio	14,743	23.09 to 23.49	341,268	0.75% to 1.25%	0.00%	(3.51%) to (3.05%)
MFS Mid Cap Value Portfolio	11,661	10.78 to 10.88	126,169	0.75% to 1.25%	0.67%	14.32% to 15.13%
T. Rowe Price Emerging Markets Stock Fund	1,698	31.89 to 31.97	54,194	0.85% to 1.25%	0.89%	10.92% to 11.35%
T. Rowe Price Equity Income Fund	5,914	39.66 to 40.12	234,987	0.85% to 1.25%	2.35%	18.18% to 18.70%
T. Rowe Price Global Real Estate Fund	1,921	20.94 to 21.35	40,390	0.85% to 1.25%	1.81%	2.00% to 2.45%
T. Rowe Price Government Money Portfolio	262,455	0.93 to 0.96	249,574	0.75% to 1.25%	0.00%	(1.06%) to (1.04%)
T. Rowe Price Growth Stock Fund	4,106	62.01 to 62.88	258,118	0.85% to 1.25%	0.11%	0.21% to 0.56%
T. Rowe Price International Bond Fund	2,520	8.61 to 8.84	21,738	0.85% to 1.25%	1.53%	1.29% to 1.40%
T. Rowe Price New Horizons Fund	2,040	57.25 to 57.90	118,002	0.85% to 1.25%	0.00%	6.53% to 6.89%
T. Rowe Price New Income Fund	11,188	9.95 to 10.35	111,961	0.85% to 1.25%	1.99%	1.72% to2.58%
T. Rowe Price Overseas Stock Fund	6,819	9.68 to 9.72	66,060	0.85% to 1.25%	3.08%	1.89% to 2.32%
T. Rowe Price Small Cap Value Fund	2,581	62.49 to 62.80	161,339	0.85% to 1.25%	1.55%	27.79% to 28.27%
T. Rowe Price Spectrum Income Fund	2,800	14.01 to 14.46	39,283	0.85% to 1.25%	3.21%	7.25% to 7.83%
Templeton Global Bond VIP Fund	20,605	21.36 to 22.23	452,104	0.75% to 1.25%	0.00%	1.57% to 2.40%
Vanguard 500 Index Fund	6,636	174.28 to 177.75	1,174,715	0.85% to 1.25%	1.96%	10.68% to 10.99%
Vanguard Developed Markets Index Fund	12,314	10.63 to 11.19	137,050	0.85% to 1.25%	2.70%	0.47% to 1.77%
Vanguard Emerging Markets Stock Index Fund	1,975	30.58 to 31.40	60,631	0.85% to 1.25%	3.05%	10.69% to 11.27%
Vanguard Extended Market Index Fund	5,070	62.00 to 64.39	324,780	0.85% to 1.25%	1.56%	14.43% to 15.17%
Vanguard Federal Money Market Fund	5,197	1.00 to 1.00	5,194	0.85% to 1.25%	0.10%	(0.19%) to (0.06%)[1]
Vanguard High-Yield Corporate Fund	9,929	6.68 to 7.14	68,563	0.85% to 1.25%	5.37%	8.79% to 10.21%
Vanguard Prime Money Market Fund	1,053	0.93 to 0.99	1,029	0.85% to 1.25%	0.44%	(2.02%) to (1.01%)
Vanguard REIT Index Fund	2,348	34.53 to 35.65	82,718	0.85% to 1.25%	5.31%	6.96% to 7.59%
Vanguard Retirement Income Fund	13,892	13.89 to 14.01	193,027	0.85% to 1.25%	1.78%	4.36% to 4.87%
Vanguard Short-Term Inflation Protected Securities Index Fund	1,943	24.25 to 24.45	47,433	0.85% to 1.25%	0.90%	1.68% to 1.96%
Vanguard Small-Cap Index Fund	3,012	55.36 to 57.52	171,788	0.85% to 1.25%	1.76%	16.57% to 17.32%
Vanguard STAR Fund	40,079	27.08 to 27.45	1,086,008	0.85% to 1.25%	2.17%	5.58% to 5.98%
Vanguard Target Retirement 2015 Fund	60,925	16.64 to 16.74	1,014,047	0.85% to 1.25%	2.61%	5.25% to 5.57%
Vanguard Target Retirement 2025 Fund	122,196	17.88 to 17.99	2,185,316	0.85% to 1.25%	3.08%	6.49% to 6.96%
Vanguard Target Retirement 2035 Fund	163,262	19.25 to 19.47	3,160,594	0.85% to 1.25%	3.26%	7.24% to 7.75%
Vanguard Target Retirement 2045 Fund	57,641	20.16 to 20.40	1,167,710	0.85% to 1.25%	3.20%	7.87% to 8.40%
Vanguard Total Bond Market Index Fund	7,397	11.02 to 11.60	84,017	0.85% to 1.25%	2.13%	0.46% to 2.02%
Wells Fargo VT Discovery Fund	89,109	34.20 to 36.29	3,189,944	0.75% to 1.25%	0.00%	5.88% to 6.86%
Wilshire VIT 2015 ETF Fund	111,197	14.05 to 14.46	1,579,223	0.75% to 1.25%	2.03%	5.46% to 5.72%
Wilshire VIT 2025 ETF Fund	390,765	13.29 to 13.95	5,369,732	0.75% to 1.25%	1.83%	5.48% to 6.28%
Wilshire VIT 2035 ETF Fund	553,649	12.79 to 13.50	7,346,132	0.75% to 1.25%	1.62%	5.79% to 6.30%
Wilshire VIT Global Allocation Fund	92,337	25.21 to 26.71	2,428,543	0.75% to 1.25%	1.66%	4.51% to 4.83%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-account on August 1, 2016 and the return is for the period August 1, 2016 to December 31, 2016.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2020 and 2019
(With Independent Auditors’ Report Thereon)

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Independent Auditors’ Report
The Audit Committee of the Board of Directors
Horace Mann Life Insurance Company:
We have audited the accompanying financial statements of Horace Mann Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Notes 1 and 8 to the financial statements, the financial statements are prepared by Horace Mann Life Insurance Company using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles also are described in Note 8.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in Notes 1 and 8.
Other Matter
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Summary of Investments – Other than Investments in Related Parties – Schedule I, Supplementary Insurance Information – Schedule III, and Reinsurance – Schedule IV is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S X Rule 7 05 of the Securities and Exchange Commission. Such information is not a required part of the financial statements but is supplementary information required by the Illinois Department of Insurance. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.
Chicago, Illinois
April 16, 2021

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2020 and 2019
(In thousands)

	December 31
	2020	2019
Admitted Assets
Cash and investments:
Bonds	$4,333,763	$4,040,162
Preferred stocks	102,655	75,806
Common stocks	34,208	30,383
Mortgage loans on real estate	48,173	40,057
Cash	3,499	2,848
Cash equivalents	118,079	105,143
Short-term investments	4,091	—
Contract loans	137,954	140,720
Derivatives	16,805	13,239
Receivable for securities	13	25,025
Other invested assets	335,059	333,067

Total cash and investments	5,134,299	4,806,450

Investment income due and accrued	37,806	36,869
Uncollected premiums	491	642
Deferred premiums	49,495	51,005
Amounts recoverable from reinsurers	18,226	21,099
Funds held by or deposited with reinsured companies	27,298	—
Current federal income tax recoverable	2,250	757
Deferred tax assets	4,051	3,895
Receivable from parent and affiliates	8,201	5,412
Other assets	3,838	3,315
Variable annuity assets held in separate accounts	2,891,423	2,490,469
Total admitted assets	$8,177,378	$7,419,913
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2020 and 2019
(In thousands, except share data)

	December 31
	2020	2019
Liabilities and Capital and Surplus		
Policy liabilities:		
Aggregate reserves:		
Life and annuity	$4,060,384	$3,914,317
Accident and health	23,565	1,576
Unpaid benefits:		
Life	34,195	24,038
Accident and health	5,214	64
Policyholder funds on deposit	603,841	552,160
Remittances not allocated	1,625	4,454
Other amounts payable on reinsurance	6,976	7,659
Total policy liabilities	4,735,800	4,504,268

Interest maintenance reserve	37,027	38,228
Accrued expenses	8,425	5,662
Commissions and expense allowances payable on reinsurance assumed	2,259	—
Transfer from separate accounts accrued for expense allowances recognized in reserves	(9,859)	(12,409)
Other liabilities	5,395	8,674
Asset valuation reserve	46,887	44,919
Payable to parent and affiliates	53	260
Payable for securities	29,299	21,427
Variable annuity liabilities held in separate accounts	2,891,423	2,490,469
Total liabilities	7,746,709	7,101,498
Capital and surplus:
Capital stock, $1 par value.		
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	138,704	43,704
Deferred gain on reinsurance	50,829	53,133
Unassigned surplus	238,636	219,078
Total capital and surplus	430,669	318,415
Total liabilities and capital and surplus	$8,177,378	$7,419,913
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2020, 2019 and 2018
(In thousands)

	Year Ended December 31
	2020	2019	2018
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$399,472	$(1,939,013)	$438,831
Life	107,175	110,241	111,347
Supplementary contracts	2,683	5,781	4,920
Accident and health	36,079	1,650	1,769
Total premiums, annuity and supplementary contract considerations	545,409	(1,821,341)	556,867

Net investment income	201,600	240,010	326,447
Amortization of interest maintenance reserve	3,727	5,156	5,858
Commissions and expense allowances on reinsurance ceded	5,713	37,841	155
Management fee income from separate accounts	30,940	22,410	27,810
Fees from sales of third-party vendor products	497	549	436
Other	(3.965)	4,145	5,430
Total revenue	783,921	(1,511,230)	923,003
Benefits and expenses:
Provisions for claims and benefits:
Annuity	464,964	(1,688,586)	604,501
Life	130,077	121,460	121,921
Supplementary contracts	12,506	28,188	25,173
Accident and health	29,964	143	333
Total claims and benefits	637,511	(1,538,795)	751,928

Commissions	29,213	30,440	30,898
Commissions and expense allowances on reinsurance assumed	6,274	—	—
General and other expenses	79,533	90,215	91,220
Net loss on reinsurance (including IMR released)	—	(101,382)	—

Total benefits and expenses	752,531	(1,519,522)	874,046

Net gain before federal income tax expense	31,389	8,292	48,957
Federal income tax expense	1,622	(11,442)	3,008
Net gain from operations	29,767	19,734	45,949
Realized investment (losses) gains net of tax and transfers to interest maintenance reserve	(6,306)	570	17,163
Net income	$ 23,461	$ 20,304	$ 63,112
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statement of Capital and Surplus
Years ended December 31, 2020, 2019 and 2018
(In thousands)

	Year Ended December 31
	2020	2019	2018
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	138,704	43,704	43,704

Unassigned surplus:			
Balance at beginning of year	272,211	419,899	426,951
Net income	23,461	20,304	63,112
Change in net deferred income tax	539	10,149	(2,297)
Change in non-admitted assets	(1,707)	(4,835)	939
Change in net unrealized capital (losses) gains	(767)	15,806	(18,466)
Change in asset valuation reserve	(1,968)	3,255	(3,340)
Dividends to stockholder	—	(245,500)	(47,000)
Change in deferred gain on reinsurance	(2,304)	53,133	—
Balance at end of year	289,465	272,211	419,899
Total capital and surplus	$430,669	$ 318,415	$466,103
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2020, 2019 and 2018
(In thousands)

	Year Ended December 31
	2020	2019	2018
Cash from operations:
Revenue received:
Premiums considerations and deposits	$ 519,325	$ 373,042	$ 556,093
Investment income	201,106	246,353	327,432
Commissions and expense allowances on reinsurance ceded	3,410	2,632	155
Management fee income from Separate Accounts	30,940	22,410	27,810
Fees from sales of third party vendor products	497	549	436
Other income	(3,965)	4,145	5,430
Total revenue received	751,313	649,131	917,356
Benefits and expenses paid:
Claims, benefits and net transfers	449,411	537,260	582,707
Expenses	109,740	120,532	122,163
Federal income taxes	3,386	18,075	7,801
Total benefits and expenses paid	562,537	675,867	712,671
Net cash from (used for) operations	188,776	(26,736)	204,685
Cash from investments:
From investments sold or matured:
Bonds	822,371	1,336,342	1,187,492
Stocks	5,688	7,043	16,344
Mortgage loans	297	3,945	562
Other invested assets	48,076	76,309	9,860
Miscellaneous proceeds	32,885	—	14,757
Total investment proceeds	909,317	1,423,639	1,229,015
Cost of investments acquired:
Bonds	(1,114,756)	(818,136)	(1,275,330)
Stocks	(36,453)	(21,950)	(1,000)
Mortgage loans	(8,413)	(31,882)	(80,998)
Other invested assets	(57,235)	(103,584)	(1,475)
Miscellaneous applications	(3,318)	(23,470)	—
Total investments acquired	(1,220,175)	(999,022)	(1,358,803)
Net (increase)/decrease in contract loans	2,766	835	(359)
Total for investments acquired	(1,217,409)	(998,187)	(1,359,162)
Net cash from (used for) investments	(308,092)	425,452	(130,147)

Cash from financing and miscellaneous:
Cash provided (applied):
Capital and paid in surplus	95,000	—	—
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	51,660	(135,816)	45,716
Dividends to stockholders	—	(245,500)	(47,000)
Other cash provided (applied)	(9,666)	(3,250)	(11,072)
Net cash from (used for) financing and miscellaneous	136,994	(384,566)	(12,356)
Net change in cash and short term investments	17,678	14,150	62,182
Cash and short-term investments at beginning of year	107,991	93,841	31,659
Cash, cash equivalents and short-term investments at end of year	$ 125,669	$ 107,991	$ 93,841
Cash flow information for non-cash transactions:
Liabilities assumed in disability reinsurance transaction	$ (26,857)	$ —	$ —
Assets transferred on annuity reinsurance transaction	$ —	$2,141,840	$ —
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, National Teachers Associates Life Insurance Company, NTA Life Insurance Company of New York, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC statements of statutory accounting principles (SAP) without modification. At December 31, 2020 and 2019 the Company has no material statutory accounting practices and has no permitted accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC. Change in unrealized gains and losses on securities carried at fair value are recognized in the change in net unrealized capital (losses) gains line in the Statutory Statement of Capital and Surplus, net of taxes.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan-backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.
Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.
Mortgage loans, comprised primarily of a loan to an affiliate for the home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 80% of the appraised value of the mortgaged property. The related party loan has an 7.5% coupon rate and will be paid in full on June 28, 2049. The Company issued one commercial loan with a fixed interest rate of 4.85% in 2020. In 2019, the Company issued three
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

commercial loans with interest rates varying between 4.47% and 6.20%. The Company did not reduce interest rates of any outstanding mortgage loans during 2020, 2019 and 2018. During 2020, 2019 and 2018, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
Collateral loans are carried at amortized cost plus accrued interest.
Derivatives, representing one year call options, are carried at fair value.
Within “Other invested assets”, the Company accounts for limited liability companies, on a quarter lag, based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership and the change is recognized in changes in net unrealized capital (losses) gains in the statutory statement of capital and surplus.
At December 31, 2020 and 2019, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, no reverse mortgages and holds no loans or debt that have been restructured.
Short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accretion of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
The Company’s methodology of assessing other-than-temporary impairments (OTTI) is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.
The Company reviews the fair value of all investments in its portfolio on a quarterly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period. For equity method investments, the Company recognizes a loss in
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

value when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment.
An other than temporary impairment shall be considered to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment. For any decline in fair value of an investment in a limited partnership or limited liability company which is determined to be other than temporary, the investment is written down to fair value as the new cost basis and the amount of the write down is recognized as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value, which are determined to be other than temporary, are recorded as realized losses. The Company monitors its investments in limited partnerships and limited liability companies to determine if any significant losses have occurred in the underlying investments held by the limited partnerships or limited liability companies which may indicate the Company’s investment is other than temporarily impaired.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
The balance of the AVR by component at December 31, is as follows:
	2020	2019
Bonds, preferred stocks and short-term investments	$28,880	$23,409
Real estate and other invested assets	15,857	19,090
Common stocks	2,150	2,420
Total AVR	$46,887	$44,919
At December 31, 2020 and 2019 the AVR was held at a level equal to 81.75% and 96.69%, respectively, of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2020 and 2019 were $12,193 and $13,096, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Policyholder Funds on Deposit
Policyholder funds on deposit primarily include funding agreements with the Federal Home Loan Bank of Chicago of $549,179 and $495,812 as of December 31, 2020 and 2019, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only and personal promise liabilities (discussed in further detail in Note 12). At December 31, 2020 and 2019, the supplemental contract liability was $50,566 and $52,367, respectively, based on average credited interest rates of 2.83% and 2.88% in 2020 and 2019, respectively. At December 31, 2020 and 2019, the personal promise liability was $12,904 and $12,249, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $774 and $754 at December 31, 2020 and 2019, respectively. Premiums on deposit and dividend accumulations of $1,375 and $1,444 were reported at December 31, 2020 and 2019, respectively. Annuities certain of $1,947 and $1,784 were reported at December 31, 2020 and 2019 respectively.
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums as of December 31, 2020, were as follows:
	Gross	Net of Loading
Ordinary new business	$ 1,395	$ 262
Ordinary renewal	42,767	50,087
Group Life	(7)	(7)
Total	$44,155	$50,342
Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Fund (Fund) necessary to coordinate the Fund activities with those of the Separate Account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Fund.
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
The Company classifies all tax-related interest and penalties as income tax expense.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Statement of Cash Flows
During 2020 non-cash operating activities included a $26.9 million assumption of policy liabilities from affiliate National Teachers Associates Life Insurance Company under a funds held agreement. Further, during 2019 non-cash investing activities included $2.1 billion of investments in connection with the annuity reinsurance transaction. See note 9 for further information.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Subsequent Events
The Company had no Type I or Type II events subsequent to December 31, 2020 that merited recognition or disclosure in these statements. Subsequent events were evaluated through April 16, 2021, the date the financial statements were available to be issued.
(2) Investments
Net Investment Income
The components of net investment income were as follows:
	2020	2019	2018
Interest on bonds	$173,727	$237,499	$301,659
Preferred stock income	5,080	3,870	4,121
Common stock income	1,561	(709)	5,386
Interest on mortgage loans	3,067	2,104	927
Interest on short-term investments	473	2,493	1,525
Interest on contract loans	8,746	8,917	9,189
Limited liability companies income	13,988	13,924	9,049
Other investment income (loss)	2,033	(20,646)	3,184
Gross investment income	208,675	247,452	335,040
Investment expenses	7,075	7,442	8,593
Net investment income	$201,600	$240,010	$326,447
The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company nonadmitted $469 of investment income due and accrued related to three securities for 2020. In 2019, the Company nonadmitted $56 of investment income due and accrued related to one security.
Prepayment Penalty and Acceleration Fees
The following table discloses prepayment penalties and acceleration fees recorded for securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions):
	General Account	Separate Account
(1) Number of CUSIPs	26	—
(2) Aggregate Amount of Investment Income	$1,347	$—
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:
	2020	2019	2018
Reserve balance, beginning of year	$38,228	$ 56,389	$65,381
Current year capital gains (losses), net of tax	2,525	143,059	(3,134)
Adjustment for liability gains (losses) released from reserve	—	(156,064)	—
Amortization of IMR	(3,726)	(5,156)	(5,859)
Reserve balance, end of year	$37,027	$ 38,228	$56,389
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:
	2020	2019	2018
Bonds	$ 2,527	$ 180,656	$ (4,352)
Common stocks	2	(1,105)	9,643
Preferred stocks	—	303	—
Options	(2,336)	(262)	11,214
Surplus debentures	(3,703)	3,368	51
Net realized investment gains (losses)	(3,510)	182,960	16,556
Less federal income tax expense	271	39,331	2,527
Transferred to IMR	(2,525)	(143,059)	3,134
Net realized investment gains (losses) net of tax and transfers to IMR	$(6,306)	$ 570	$17,163
The net gains (losses) were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $4,303, $1,352 and $1,317 in 2020, 2019 and 2018, respectively. The impairment losses in 2020 were related to bonds. During 2019 and 2018 impairment losses were related to common stocks and bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
Change in Net Unrealized Capital Gains (Losses)
Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. This amount was $4,498, $5,389 and $3,781 at December 31, 2020, 2019, and 2018, respectively.
	2020	2019	2018
Net unrealized capital gains (losses):
Beginning	$24,859	$ 9,053	$ 27,519
End of year	24,092	24,859	9,053
Change in net unrealized capital gains (losses)	$ (767)	$15,806	$(18,466)
Bonds and Preferred Stocks
The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:
December 31, 2020	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 221,148	$ 10,450	$ (733)	$ 230,865
All Other Governments	40,146	4,908	—	45,053
States, Territories and Possessions
(Direct and Guaranteed)	254,336	45,183	(1)	299,519
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,189,609	160,116	(771)	1,348,953
Industrial & Miscellaneous (Unaffiliated)	2,627,436	233,650	(21,759)	2,839,327
Hybrid Securities	1,088	316	(1)	1,404
Preferred Stocks	102,655	8,175	—	110,830
Total	$4,436,418	$462,798	$(23,265)	$4,875,951

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2019	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 152,309	$ 6,898	$ (628)	$ 158,579
All Other Governments	41,632	2,234	—	43,866
States, Territories and Possessions
(Direct and Guaranteed)	240,812	26,253	(171)	266,894
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,306,117	98,831	(987)	1,403,962
Industrial & Miscellaneous (Unaffiliated)	2,297,976	139,997	(8,005)	2,429,968
Hybrid Securities	1,316	253	—	1,569
Preferred Stocks	75,806	5,552	—	81,357
Total	$4,115,968	$280,018	$(9,791)	$4,386,195
U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $293,924 and $318,188; Federal Home Loan Mortgage Association of $269,010 and $221,979; Government National Mortgage Association of $280,331 and $65,688; and Other Government of $0 and $321,763 as of December 31, 2020 and 2019, respectively.
At December 31, 2020 and 2019, the fair value and gross unrealized capital losses of investments in bonds and stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:
December 31, 2020	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$ 70,323	$ (733)	$ 21	$ —
States, Territories And Possessions
(Direct and Guaranteed)	184	—	—	—
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	33,798	(695)	1,124	(76)
Industrial & Miscellaneous (Unaffiliated)	361,327	(17,349)	363,487	(4,409)
Hybrid Securities	110	(1)	—	—
Common Stock	7,399	(1,219)	—	—
Total	$473,141	$(19,997)	$364,632	$(4,485)

December 31, 2019	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$ 25,685	$ (497)	$ 1,523	$ (130)
States, Territories And Possessions
(Direct and Guaranteed)	14,121	(171)	—	—
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	68,313	(912)	1,097	(75)
Industrial & Miscellaneous (Unaffiliated)	197,095	(1,606)	391,939	(6,408)
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2019	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Common Stock	9,541	(459)	—	—
Total	$314,755	$(3,645)	$394,559	$(6,613)
At December 31, 2020, the Company held 303 positions where the carrying value exceeded the market value a total of $24,509. Securities with an investment grade rating represented 92% of the gross unrealized capital losses. The largest single position is an asset-backed security where the carrying value exceeds market by a value of $4,809. The portfolio included 68 securities that have been in this position for 12 months or longer, totaling $4,511. The Company views the decrease in value of all of the securities at December 31, 2020 as temporary, expects recovery in market value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2020.
Bonds by NAIC class at December 31 are as follows:
	2020		2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 1	$3,066,414	$3,386,353	$3,163,854	$3,364,933
Class 2	1,080,604	1,188,933	799,270	858,448
Class 3	105,630	108,338	61,921	64,804
Class 4	61,990	63,336	10,581	10,837
Class 5	19,080	18,116	4,439	5,718
Class 6	45	45	97	97
Total by class	$4,333,763	$4,765,121	$4,040,162	$4,304,837
The fair value of the Company’s investment in collateralized mortgage obligations (CMOs) excluding mortgage obligations of the United States governmental agencies at December 31, 2020 was $273,423 compared to a $242,227 carrying value. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The average duration of the CMOs was 5.8 years. The Company’s investment in CMOs, represented 0.1% of the Company’s bond portfolio at December 31, 2020.
At December 31, 2020 and 2019, 9.9% and 9.1% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.
The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.
December 31, 2020	Carrying Value	Fair Value
Due in one year or less	$ 62,560	$ 63,009
Due after one year through five years	460,009	492,428
Due after five years through ten years	1,124,108	1,216,156
Due after ten years through twenty years	1,420,879	1,599,272
Due after twenty years	1,266,207	1,394,256
Total bonds	$4,333,763	$4,765,121
Proceeds from the sale of investments in bonds and stocks during 2020, 2019 and 2018 were $248,594, $2,774,849 and $504,707, respectively. Gross gains of $10,217, $188,008 and $18,594 and gross losses of $5,229, $6,960 and $12,064 were realized on those sales for 2020, 2019 and 2018, respectively.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Loan-backed and Structured Securities
At December 31, 2020, the Company had loan-backed securities with a fair value of $1,416,129 and a carrying value of $1,484,660. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under Statement of Statutory Accounting Principle 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
OTTI on loan-backed and structured securities recognized during the year ended December 31, 2020, 2019 and 2018 were as follows:
	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2020
Intent to sell	$ 7,766	$—	$1,348	$ 6,418
Inability or lack of intent to hold	—	—	—	—
Total	7,766	—	1,348	6,418
Year Ended December 31, 2019
Intent to sell	$ —	$—	$ —	$ —
Inability or lack of intent to hold	—	—	—	—
Total	—	—	—	—
Year Ended December 31, 2018
Intent to sell	$12,567	$—	$ 303	$12,264
Inability or lack of intent to hold	—	—	—	—
Total	12,567	—	303	12,264
As of December 31, 2020, the Company held two asset-backed and six structured securities for which OTTI was recognized during the current year. The basis for recognizing OTTI for these securities (all non-interest related) was due to change of intent.
At December 31, 2020, the Company had loan-backed and structured securities with an aggregate unrealized loss of $18,986. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:
Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$257,286	$(14,629)	$354,008	$(4,357)
Deposits
The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:
	2020	2019
Held for all policyholders	$1,687	$1,688
Held for policyholders in certain states	1,050	1,050
Total deposits	$2,737	$2,738
Federal Home Loan Bank Arrangements
The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $16,605 of FHLB capital stock. In exchange, the Company had funding capacity available of $1,321,489 and $1,232,361
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

at December 31, 2020 and 2019, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 4.5% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company had $549,179 and $495,812 in outstanding advances with $512,054 and $493,928 in assets pledged as collateral to FHLB at December 31, 2020 and 2019, respectively. The outstanding advances mature in January, February, and May 2021, November and December 2023, January 2024, September and June 2025 and January 2026. The weighted average interest rate was 0.38% as of December 31, 2020. Interest rates reset either monthly or quarterly.
[Restricted assets (including pledged) are as follows:]
	Gross Restricted							Percentage
	Current Year							Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non-admitted Restricted	Total Current Year Admitted Restricted
FHLB capital stock	$ 16,605	$—	$ 16,605	$ 11,750	$ 4,855	$—	$ 16,605	0.20%	0.20%
On deposit with states	2,737	—	2,737	2,738	(1)	—	2,737	0.03%	0.03%
Pledged as collateral under FHLB funding agreements	512,054	—	512,054	493,928	18,126	—	512,054	6.18%	6.18%
Total Restricted Assets	$531,396	$—	$531,396	$508,416	$22,980	$—	$531,396	6.49%	6.50%
Mortgage Loans
Aging analysis of mortgage loans aggregated by type is as follows:
	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2020
Recorded Investment (All)
Current	$—	$—	$29	$—	$48,144	$—	$48,173
December 31, 2019
Recorded Investment (All)
Current	$—	$—	$37	$—	$40,020	$—	$40,057
Derivatives
The Company uses derivatives to hedge against market impacts on the interest credited related to indexed fixed annuity (FIA) and indexed universal life (IUL) products offered by the Company. The Company purchases one-year call options, which generally provide for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date when applicable.
Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized losses on derivative assets at December 31, 2020, were $7,167.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The Company utilizes multiple counterparties and evaluates the credit worthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counter-party provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.
Collateral Received and Reflected as Assets Within the Financial Statements
	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
December 31, 2020
Cash	$2,620	$2,620	0.05%	0.05%
Total Collateral Assets	$2,620	$2,620	0.05%	0.05%
December 31, 2019
Cash	$6,640	$6,640	0.13%	0.13%
Total Collateral Assets	$6,640	$6,640	0.13%	0.13%
Subprime Mortgage Related Risk Exposure
The Company has no securities with direct sub-prime exposure.
Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2020 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:
	Aggregate reserves		Mortality table	Interest rates
	2020	2019
Life	$ 943,475	$ 948,062	1980 CSO/CET	4.0%-6.0%
	298,786	267,240	2001 CSO	3.5-4.0
	103,110	107,073	1958 CSO/CET	2.5-4.5
	79,422	78,479	Various	2.5-5.5
	21,885	5,189	2017 CSO	3.5-4.5
	3,038	3,334	1941 CSO	2.5-4.5

Annuity	195,277	195,773	1971 IAM	3.0-5.5
	54,687	55,185	a-1949	3.0-5.5
	490	494	1937 SAT	3.0
	—	230	MGDB
	1,346,392	1,338,184	a-2000	1.0-5.0
	162,845	164,708	1983a	3.0-4.5
	742,348	637,346	2012 IAR	1.0-4.0

Supplementary contracts with life contingencies	9,332	11,345	1983a	6.25-11.0
	62,691	66,973	a-2000	4.0-7.0
	94	115	1971 IAM	4.5-11.25
	4	4	1937 SAT	3.5
	36,508	34,583	2012 IAR	2.5-4.25
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Aggregate reserves		Mortality table	Interest rates
	2020	2019
Total	$4,060,384	$3,914,317
For approximately 73%, or $1.8 billion of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:
	(1)	(2)	(3)	(4)	(5)
December 31, 2020	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ 160,441	$ —	$ —	$ 160,441	2%
b. At book value less current surrender charge of 5% or more	930,455	—	—	930,455	13%
c. At fair value	—	2,592,379	1,314	2,593,693	35%
d. Total with adjustment or at market value (Total of a through c)	1,090,896	2,592,379	1,314	3,684,589	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,561,128	—	—	3,561,128	48%
(2) Not subject to discretionary withdrawal	114,315	—	—	114,315	2%
(3) Total (gross)	4,766,339	2,592,379	1,314	7,360,032	100%
(4) Reinsurance ceded	2,317,192	—	—	2,317,192
(5) Total (net) (3) – (4)	$2,449,147	$2,592,379	$1,314	$5,042,840
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 259,205	$ —	$ —	$ 259,205

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	8,378	—	—	8,378	2%
c. At fair value	—	287,871	—	287,871	64%
d. Total with adjustment or at market value (Total of a through c)	8,378	287,871	—	296,249	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	153,142	—	—	153,142	34%
(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross)	161,520	287,871	—	449,390	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$ 161,520	$ 287,871	$ —	$ 449,390
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 3,026	$ —	$ —	$ 3,026

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	(1)	(2)	(3)	(4)	(5)
December 31, 2020	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
c. At fair value	—	—	—	—	—%
d. Total with adjustment or at market value (Total of a through c)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	53,903	—	—	53,903	9%
(2) Not subject to discretionary withdrawal	549,179	—	—	549,179	91%
(3) Total (gross)	603,082	—	—	603,082	100%
(4) Reinsurance ceded	15	—	—	15
(5) Total (net) (3) – (4)	$ 603,067	$ —	$ —	$ 603,067
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —

December 31, 2019	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ 131,259	$ —	$ —	$ 131,259	2%
b. At book value less current surrender charge of 5% or more	1,124,541	—	—	1,124,541	16%
c. At fair value	—	2,225,266	1,267	2,226,533	33%
d. Total with adjustment or at market value (Total of a through c)	1,255,800	2,225,266	1,267	3,482,332	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,230,865	—	—	3,230,865	47%
(2) Not subject to discretionary withdrawal	118,484	—	—	118,484	2%
(3) Total (gross)	4,605,149	2,225,266	1,267	6,831,682	100%
(4) Reinsurance ceded	2,239,717	—	—	2,239,717
(5) Total (net) (3) – (4)	2,365,432	2,225,266	1,267	4,591,965
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 274,002	$ —	$ —	$ 274,002

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	7,749	—	—	7,749	2%
c. At fair value	—	251,528	—	251,528	64%
d. Total with adjustment or at market value (Total of a through c)	7,749	251,528	—	259,277	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	131,759	—	—	131,760	34%
(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross)	139,508	251,528	—	391,036	100%
(4) Reinsurance ceded	—	—	—	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2019	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
(5) Total (net) (3) – (4)	$ 139,508	$ 251,528	$ —	$ 391,036
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 1,581	$ —	$ —	$ 1,581

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with adjustment or at market value (Total of a through c)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	55,615	—	—	55,615	10%
(2) Not subject to discretionary withdrawal	495,812	—	—	495,812	90%
(3) Total (gross)	551,427	—	—	551,428	100%
(4) Reinsurance ceded	21	—	—	21
(5) Total (net) (3) – (4)	$ 551,406	$ —	$ —	$ 551,406
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —

Reconciliation of total annuity actuarial reserves and deposit funds liabilities:	2020	2019

Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,502,037	$2,391,920
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	108,629	113,020
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	603,067	551,406
Subtotal	3,213,733	3,056,346
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	2,878,708	2,475,232
Exhibit 3, Line 0399999, Column 2	2,856	2,828
Subtotal	2,881,564	2,478,060
Combined Total	$6,095,297	$5,534,406

Analysis of Life Actuarial Reserves by Withdrawal Characteristics:

December 31, 2020	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$ —	$ 4,211	$ 14,575
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life Guarantees	30,296	17,672	19,884
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2020	Account Value	Cash Value	Reserve
e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	963,732	1,135,599
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves		68,267	68,267
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	156,118
b. Accidental Death Benefits	XXX	XXX	335
c. Disability - Active Lives	XXX	XXX	2,126
d. Disability - Disabled Lives	XXX	XXX	28,601
e. Miscellaneous Reserves	XXX	XXX	49,190
(3) Total (gross: direct + assumed)	30,296	1,053,881	1,474,694
(4) Reinsurance Ceded	—	—	24,977
(5) Total (net) (3) - (4)	$ 30,296	$1,053,881	$1,449,717

B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2020	Account Value	Cash Value	Reserve
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

D. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,371,985
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	330
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	2,029
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	27,229
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	48,144
(6) Subtotal	1,449,717
	Account Value	Cash Value	Reserve
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal (Lines (7) through (9))	—
(11) Combined Total ((6) and (10))	$1,449,717

December 31, 2019	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$ —	$ 2,655	$ 10,425
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life Guarantees	23,252	13,238	14,008
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	947,340	1,110,611
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	70,099	70,099
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	149,604
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2019	Account Value	Cash Value	Reserve
b. Accidental Death Benefits	XXX	XXX	359
c. Disability - Active Lives	XXX	XXX	2,289
d. Disability - Disabled Lives	XXX	XXX	27,782
e. Miscellaneous Reserves	XXX	XXX	48,872
(3) Total (gross: direct + assumed)	23,252	1,033,331	1,434,047
(4) Reinsurance Ceded	—	—	24,670
(5) Total (net) (3) - (4)	$ 23,252	$1,033,331	$1,409,377

B. Separate Account with Guarantees	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2019	Account Value	Cash Value	Reserve
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

D. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,332,410
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	353
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	2,185
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	26,632
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	47,798
(6) Subtotal	1,409,377
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal (Lines (7) through (9))	—
(11) Combined Total ((6) and (10))	$1,409,377
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:
	Aggregate reserves
	2020	2019
Present value of amounts not yet due on claims (3% interest rate)	$ 1,321	$1,471
Additional contract reserves	22,185	41
Unearned premiums and other	59	64
Aggregate accident and health reserves	$23,565	$1,576
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Unpaid Benefits
Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:
	2020	2019
Aggregate reserves for accident and health	$ 23,565	$1,576
Unpaid benefits for accident and health	5,214	64
Less: Additional contract reserves	(22,185)	(41)
Unearned premiums and other	(59)	(64)
Accident and health claim reserves and liabilities	$ 6,535	$1,535
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.
	2020	2019	2018
Net balance at January 1	$1,535	$1,911	$2,173
Incurred related to:
Current year	7,719	764	781
Prior years	106	(620)	(443)
Total incurred	7,825	144	338
Paid related to:
Current year	2,267	101	124
Prior years	558	419	476
Total paid	2,825	520	600
Net balance at December 31	$6,535	$1,535	$1,911
As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased by $106 in 2020 and decreased by $620 and $443 in 2019 and 2018, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
The overall increase of $5,000 is attributed to the disability business assumed from National Teachers Associates Life Insurance Company (NTA) during the fourth quarter of 2020 (see Note 9).
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $113,676, $138,265, and $131,176 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2020, 2019, and 2018, respectively.
The Company holds a mortgage loan on the home office property from HMSC in the amount of $29,997 and $30,286 as of December 31, 2020 and 2019, respectively.
The Company had a net balance receivable (payable) from affiliates of $8,148 and $5,152 at December 31, 2020 and 2019, respectively.
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates (see note 5).
ELICA reinsures all of the Company's life insurance business, except IUL, in the state of Arizona. ELICA also assumed a small block of Florida whole life business from the Company (see note 9).
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The Company has no common stock investments in any upstream companies or affiliates.
Effective October 1, 2020 the Company assumed all the NTA disability insurance on a funds withheld basis (see note 9).
During 2020 ELICA received capital contributions totaling $95,000 from HMEC. Funds were then contributed from ELICA to the Company.
(5) Federal Income Taxes
The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:
1. Components of Net Deferred Tax Asset/(Liability)	2020
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$45,797	$4,493	$50,290
(b) Statutory valuation allowance adjustments	-	-	-
(c) Adjusted gross deferred tax assets	45,797	4,493	50,290
(d) Deferred tax assets nonadmitted	6,665	-	6,665
(e) Net deferred tax asset (liability)	39,132	4,493	43,625
(f) Total deferred tax liabilities	35,076	4,498	39,574
(g) Admitted deferred tax asset (liability)	$ 4,056	$ (5)	$ 4,051

	2019
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$44,512	$4,825	$49,337
(b) Statutory valuation allowance adjustments	-	-	-
(c) Adjusted gross deferred tax assets	44,512	4,825	49,337
(d) Deferred tax assets nonadmitted	5,390	-	5,390
(e) Net deferred tax asset (liability)	39,122	4,825	43,947
(f) Total deferred tax liabilities	34,644	5,408	40,052
(g) Admitted deferred tax asset (liability)	$ 4,478	$ (583)	$ 3,895

	Change
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$1,285	$(332)	$ 953
(b) Statutory valuation allowance adjustments	-	-	-
(c) Adjusted gross deferred tax assets	1,285	(332)	953
(d) Deferred tax assets nonadmitted	1,275	-	1,275
(e) Net deferred tax asset (liability)	10	(332)	(322)
(f) Total deferred tax liabilities	432	(910)	(478)
(g) Admitted deferred tax asset (liability)	$ (422)	$ 578	$ 156
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The amount of adjusted gross deferred tax assets admitted under each component of SSAP 101 is as follows:
2. Admission Calculation Components	2020
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b)1 and 2(b)2 below)	4,051	-	4,051
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	4,051	-	4,051
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	71,026
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	35,081	4,493	39,574
(d) Deferred tax assets admitted as the result of application of SSAP 101 (Total 2(a) + 2(b) + 2(c))	$39,132	$4,493	$43,625

	2019
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	3,895	-	3,895
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	3,895	-	3,895
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	53,916
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	35,227	4,825	40,052
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$39,122	$4,825	$43,947

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Change
	Ordinary	Capital	Total
(a) Federal income tax paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	156	-	156
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	156	-	156
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	17,110
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	(146)	(332)	(478)
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$ 10	$ (332)	$ (322)
Other admissibility criteria include:
	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	846%	784%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$473,505	$359,439
The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. At December 31, 2020, the Company had no temporary differences for which a deferred tax liability was not recognized.
Current income taxes incurred consists of the following major components:
	2020	2019	2018
Federal	$1,622	$(11,442)	$3,008
Foreign	—	—	—
Subtotal	1,622	(11,442)	3,008
Federal income tax on net capital gains	271	39,331	2,527
Federal and Foreign income taxes incurred	$1,893	$ 27,889	$5,535
Deferred income tax assets and liabilities consist of the following major components:
	2020	2019	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$33,878	$33,784	$ 94
Investments	548	91	457
Deferred acquisition costs	7,708	6,806	902
Compensation and benefit accrual	3,057	3,135	(78)
Pension accrual	268	238	30
Receivables – nonadmitted	186	95	91
Other	152	363	(211)
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2020	2019	Change
Subtotal	45,797	44,512	1,285
Nonadmitted deferred tax assets	6,665	5,390	1,275
Admitted ordinary deferred tax assets	$39,132	$39,122	$ 10
Capital:
Investments	$ 4,493	$ 4,825	$ (332)
Subtotal	4,493	4,825	(332)
Nonadmitted deferred tax assets	-	-	-
Admitted capital deferred tax assets	$ 4,493	$ 4,825	$ (332)
Total admitted deferred tax assets	$43,625	$43,947	$ (322)

	2020	2019	Change
Deferred tax liabilities:
Ordinary:
Investments	$11,183	$ 9,045	$ 2,138
Fixed assets	840	933	(93)
Deferred and uncollected premium	10,565	10,910	(345)
Policyholder reserves	1,045	325	720
Policyholder reserves (transition rule)	10,552	12,662	(2,110)
Compensation and benefit accrual	891	769	122
Total ordinary deferred tax liabilities	$35,076	$34,644	$ 432
Capital:
Investments	$ -	$ 18	$ (18)
Unrealized capital gains	4,498	5,390	(892)
Total capital deferred tax liabilities	4,498	5,408	(910)
Total deferred tax liabilities	$39,574	$40,052	$ (478)
Net deferred tax asset	$ 4,051	$ 3,895	$ 156
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 21% to income before income taxes as follows:
	2020	2019	2018
Income before taxes	$27,906	$191,252	$65,514
Expected income tax expense at 21% statutory rate in 2020, 2019 and 2018	$ 5,860	$ 40,163	$13,758
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$ (1,395)	$ (1,564)	$ (1,713)
Tax-exempt interest	(2,116)	(1,836)	(972)
Tax adjustment for IMR	(783)	(1,083)	(1,230)
Nondeductible compensation accruals	89	(22)	(631)
Deferred tax benefit on nonadmitted assets	(122)	(13)	(46)
Options	543	2,049	(3,219)
Return to provision	(746)	1,160	1,784
Gain on Reinsurance - IMR Released	-	(32,773)	-
Loss on Reinsurance - Transferred to Surplus	-	11,483	-
Other	24	176	101
Total income tax expense reported	$ 1,354	$ 17,740	$ 7,832
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2020	2019	2018
Current income tax expense incurred	$ 1,893	$ 27,889	$ 5,535
Change in deferred income tax	(1,430)	(8,541)	1,462
Change in deferred tax on unrealized gains and losses	891	(1,608)	835
Total income tax expense reported	$ 1,354	$ 17,740	$ 7,832
At December 31, 2020, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.
At December 31, 2020, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2020, the Company’s federal income tax returns for years prior to 2014 are no longer subject to examination by the Internal Revenue Service (IRS).
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
A reconciliation of the beginning and ending amount of tax contingencies is as follows:
	2020	2019	2018
Balance as of beginning of the year	$1,386	$1,320	$1,406
Increases related to prior year tax contingencies	19	56	-
Decreases related to prior year tax contingencies	-	-	(93)
Increases related to current year tax contingencies	-	10	7
Lapse of statute	-	-	-
Balance as of the end of the year	$1,405	$1,386	$1,320
The Company classifies all tax-related interest and penalties as income tax expense.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2021 without prior approval are approximately $43,000. Ordinary dividends of $0 were paid in 2020. Extraordinary dividends of $245,500 were paid in 2019. The Company obtained approval from the Illinois Department of Insurance prior to paying the extraordinary dividends. Ordinary dividends of $47,000 were paid in 2018.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
The Company has categorized its assets and liabilities that are measured and reported at fair value into a three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method for which fair value was determined. The three levels are defined as follows.
Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market as well as U.S. Treasury debt.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt, preferred stock and derivatives.
Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity securities.
Fair value for assets and liabilities measured and reported at fair value are as follows:
December 31, 2020
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds
Other mortgage-backed securities	$ -	$ -	$ 43	$ 43
Total Bonds	-	-	43	43
Common Stock
Industrial and Misc.	6	26,529	7,673	34,208
Total Common Stock	6	26,529	7,673	34,208
Derivatives	-	16,805	-	16,805
Separate Account Assets	2,891,423	-	-	2,891,423
Total assets at fair value	$2,891,423	$43,334	$7,716	$2,942,479
Liabilities at fair value:
Separate Account Liabilities	2,891,423	-	-	2,891,423
Total liabilities at fair Value	$2,891,423	$ -	$ -	$2,891,423
December 31, 2019
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds
Industrial and Misc.	$ -	$ -	$ 94	$ 94
Total Bonds	-	-	94	94
Common Stock
Industrial and Misc.	-	21,291	9,092	30,383
Total Common Stock	-	21,291	9,092	30,383
Derivatives	-	13,239	-	13,239
Separate Account Assets	2,490,469	-	-	2,490,469
Total assets at fair value	$2,490,469	$34,530	$9,186	$2,534,185
Liabilities at fair value:
Separate Account Liabilities	2,490,469	-	-	2,490,469
Total liabilities at fair Value	$2,490,469	$ -	$ -	$2,490,469

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.
Rollforward of Level 3 items are as follows:
Description	Balance at 1/1/2020	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/ Sales/ Distributions	Balance at 12/31/2020
Financial Instruments
Common Stock	$9,092	$-	$-	$-	$(1,418)	$-	$-	$7,674
Bonds-Other Mortgage-backed securities	$ 94	$-	$-	$-	$ (51)	$-	$-	$ 43
Total Assets	$9,186	$-	$-	$-	$(1,469)	$-	$-	$7,716
Policy on Transfers Into and Out of Level 3
At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. At December 31, 2020, the Company had no transfers into or out of Level 3. At December 31, 2019, the Company had transferred $158 related to two securities into Level 3 due to a lack of observable market data.
The fair value for all financial instruments are as follows:
December 31, 2020
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Bonds	$4,765,121	$ 110,830	$ 3,122	$4,458,236	$303,763	-
Preferred Stocks	110,830	102,655	23,470	87,359	-	-
Common Stocks	34,208	34,208	6	26,529	7,673	-
Derivatives	16,805	16,805	-	16,805	-	-
Cash Equivalents	118,079	118,079	118,079	-	-	-
Short Term Investments	4,091	4,091	-	4,091	-	-
Mortgage Loans and Policy Loans	205,897	186,128	-	-	205,897	-
Other Invested Assets	339,879	335,059	-	36,880	20,446	276,553
Separate Account Assets	2,891,423	2,891,423	2,891,423	-	-	-
Total Assets	$8,486,333	$8,022,211	$3,036,100	$4,629,900	$543,779	276,553
Financial instruments – Liabilities
Separate Accounts Liabilities	$2,891,423	$2,891,423	$2,891,423	$ -	$ -	$ -
Total Liabilities	$2,891,423	$2,891,423	$2,891,423	$ -	$ -	$ -
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2019
Descrption	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments - Assets
Bonds	$4,304,838	$4,040,162	$ 3,006	$4,043,418	$258,414	$ -
Preferred Stocks	81,357	75,806	22,872	58,485	-	-
Common Stocks	30,383	30,383	-	21,291	9,092	-
Derivatives	13,239	13,239	-	13,239	-	-
Cash Equivalents	105,143	105,143	105,143	-	-	-
Short Term Investments	-	-	-	-	-	-
Mortgage Loans and Policy Loans	197,345	180,777	-	-	197,345	-
Other Invested Assets	339,463	333,067	21,421	45,877	19,021	253,144
Separate Account Assets	2,490,469	2,490,469	2,490,469	-	-	-
Total Assets	$7,562,237	$7,269,046	$2,642,911	$4,182,310	$483,872	$253,144
Financial instruments - Liabilities
Separate Accounts Liabilities	$2,490,469	$2,490,469	$2,490,469	$ -	$ -	$ -
Total Liabilities	$2,490,469	$2,490,469	$2,490,469	$ -	$ -	$ -
For debt securities, each month the Company obtains prices from its investment managers and custodian bank, each of which use a variety of independent, nationally recognized pricing sources to determine market valuations. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, rating designation, sector groupings, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.
The valuation of hard-to-value debt securities is more subjective because the markets are less liquid and there is a lack of observable market-based inputs. This may increase the potential that the estimated fair value of an investment is not reflective of the price at which an actual transaction would occur. When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. For those securities where the investment manager cannot obtain broker-dealer quotes, they will model the security, generally using anticipated cash flows of the underlying collateral. Broker-dealer’s valuation methodologies as well as investment managers' modeling methodologies are sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The selection of the market inputs and assumptions used to estimate the fair value of hard-to-value debt securities require judgment and include: benchmark yield, liquidity premium, estimated cash flows, prepayment and default speeds, spreads, weighted average life, and credit rating. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are reasonable and accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, the Company assesses the reasonableness of individual security values (at the cusip/issuer level) received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2020.
Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value.
The fair values of derivatives, all call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.
Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.
For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.
The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
Collateral loans are carried at amortized cost plus accrued interest. Income is accrued at the stated coupon and amortization/accretion if purchased at a premium/discount.
Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.
The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.
Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.
There were no significant changes to the valuation process during 2020.
(8) Differences Between GAAP and SAP
SAP differ from GAAP. The most significant differences between SAP and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	For traditional life products, aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal. For IUL products, the aggregate reserve is the account value plus the value of the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(b)	Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges. For FIA products, the aggregate reserve is the host contract plus the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.
(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.
(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.
(f)	Asset valuation and interest maintenance reserves are not provided.
(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.
(i)	Reinsurance ceded credits are recognized as assets in GAAP financial statements.
(j)	Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.
(k)	The statement of cash flows is presented in a format as prescribed by ASC 230.
(l)	A statement of comprehensive income (loss) is required.
(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.
(n)	Deferred premium assets are not provided.
(o)	DTAs are not subject to admissibility limitations under GAAP.
(p)	Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.
(q)	The annuity reinsurance transaction uses the deposit accounting method for GAAP.
A reconciliation of the Company's statutory to GAAP net income and statutory capital and surplus to stockholder's equity is as follows (in thousands):
	2020	2019	2018
Statutory Net Income	$ 23,462	$ 20,304	$ 63,112
Increase (decrease) due to:
Deferred policy acquisition costs	3,174	1,551	173
Policyholder benefits	(82,123)	107,453	23,311
Federal income tax expense (benefit)	(2,167)	(11,200)	(7,609)
Investment reserves	89,634	75,628	(23,720)
Goodwill impairment	-	(28,025)	-
Ceded commission expense	(2,304)	(35,210)	-
Other adjustments, net	1,701	(1,666)	(1,964)
GAAP Net Income	$ 31,377	$128,835	$ 53,303

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2020	2019
Capital and Surplus	$ 430,669	$ 318,415
Increase (decrease) due to:
Deferred policy acquisition costs	199,405	246,085
Deposit asset on reinsurance	2,420,926	2,346,166
Annuity reserves ceded	(2,317,192)	(2,239,717)
Difference in policyholder reserves	177,343	141,978
Goodwill	9,911	9,911
Investment fair value adjustments on fixed maturity securities	444,327	318,806
Interest Maintenance Reserve	37,027	38,228
Asset Valuation Reserve	46,887	44,919
Contract loans ceded	11,338	12,008
Federal income tax liability	(187,299)	(160,928)
Ceded commission liability	(30,717)	(32,400)
Non-admitted assets and other, net	(3,389)	(18,435)
GAAP Shareholder’s Equity	$ 1,239,236	$ 1,025,036
(9) Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders. The Company regularly monitors the financial strength rating of its reinsurers.
Effective October 1, 2020 the Company assumed from NTA 100% of the liabilities and obligations associated with the disability income insurance policies written and issued by NTA on or after January 1, 1996 on all policy forms, including the riders and endorsements thereto. The disability reserves assumed by the Company represent 99.8% of total NTA disability reserves, and as of December 31, 2020 were valued at $27,298. Reinsurance was structured as coinsurance with funds withheld. Under this structure policy issuance, collection of premium, administration, and adjudication of claims are handled by NTA. Assets supporting the policy block are held by NTA and carried as a liability on its balance sheet. The Company maintains a corresponding asset. Reserves, paid losses, and premiums are ceded from NTA to the Company without discount.
Effective April 1, 2019, the Company reinsured a $2,358,248 block of contract liabilities related to legacy individual annuities written in 2002 or earlier with a minimum guaranteed crediting rate of 4.5%. The initial reserve transfer resulted in a gain of $54,681 which was transferred to surplus and will be recognized as commissions and expense allowances on reinsurance ceded in the statement of operations as earnings emerge from the business reinsured. During 2020 $2,304 of the surplus benefit recognized in 2019 was amortized into income. The reinsurance is structured as a coinsurance agreement with A+ rated RGA Reinsurance Company. The contract also reinsurers approximately $700,000 of variable annuities under modified coinsurance.
The maximum amount of direct individual ordinary insurance retained on any standard life is $500 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. In 2020, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
Information with respect to reinsurance ceded and assumed by the Company is set forth below.
	2020	2019	2018
Direct life insurance premiums	$ 115,235	$ 117,950	$118,806
Life insurance premiums ceded:
To ELICA	1,391	1,298	1,247
To other companies	6,670	6,411	6,212
Net life insurance premiums as reported	107,174	110,241	111,347
Life insurance reserves ceded:
To ELICA	17,825	17,656	17,217
To other companies	7,151	7,014	6,704
Total life reserves ceded	24,976	24,670	23,921
Direct accident and health premiums
Direct accident and health premium	2,284	2,452	2,626
Assumed from NTA	34,540	-	-
Ceded accident and health premium	745	802	857
Net accident and health premium	$ 36,079	$ 1,650	$ 1,769
Accident and health reserves	2,328	2,555	3,180
Assumed from NTA	22,144	-	-
Ceded to other companies	907	979	1,231
Net accident and health reserves	23,565	1,576	1,949
Direct annuity premiums	482,681	462,432	438,831
Annuity premiums ceded:
To other companies	83,209	2,401,445	-
Net annuity premiums as reported	399,472	(1,939,013)	438,831
Annuity reserves ceded:
To other companies	$2,317,192	$ 2,239,717	$ -
In 2020 the Company has taken $1,298 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Pension Plans
Employees participate, to the extent they meet the minimum eligibility requirements, in various benefit plans sponsored by HMSC. HMSC sponsors two qualified and three non-qualified retirement plans. Expense allocated to the Company in 2020, 2019, and 2018 for the qualified plans was $2,612, $2,522, and $2,622, respectively. Expense allocated to the Company in 2020, 2019, and 2018 for the non-qualified plans was $235, $281, and $316, respectively.
Substantially all employees participate in a 401(k) plan. HMEC matches each dollar of employee contributions in the 401(k) plan up to a 5% maximum which vests after 5 years of service – in addition to providing an automatic 3% “safe harbor” contribution which vests immediately.
Employees, who were hired prior to 1998, have a vested accrued benefit in a frozen qualified defined benefit plan. Participants’ ceased accruing benefits for earnings and years of service in the frozen qualified defined benefit plan in 2002. HMEC’s policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations. All assets for the qualified plans are held in their respective plan trusts.
Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under two frozen non-qualified supplemental defined benefit plans. The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plans were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plans and the non-qualified contribution plan are unfunded plans with contributions made at the time payments are made to participants.
The Company has no legal obligation for benefits under these plans.
(11) Variable Annuities Assets and Liabilities Held in Separate Accounts
The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21. As of December 31, 2020 and 2019, all the separate account assets are legally insulated from the Company’s general account claims.
The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.
Information regarding the separate accounts of the Company is as follows:
	2020	2019
Legally insulated assets by product:
Individual Annuity	$2,567,185	$2,233,867
Supplemental Contracts	2,856	2,828
Group Annuities	321,382	253,774
Total	$2,891,423	$2,490,469
Reconciliation of transfers to (from) separate account is as follows:
Net transfers are included in provisions for claims and benefits in the statutory statement of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2020	2019	2018
Transfers to separate accounts	$ 226,171	$ 217,299	$ 205,838
Net transfers ceded – separate accounts	-	22,612	-
Transfers from separate accounts	(196,188)	(186,722)	(170,102)
Net transfers to (from) separate accounts	$ 29,983	$ 53,189	$ 35,736
(12) Retained Assets
Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Admitted Assets, Liabilities and Capital and Surplus. Interest rates paid during 2020 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.
Number and balance of retained asset accounts in force at December 31 were as follows:
	2020		2019
	Number	Balance	Number	Balance
Up to and including 12 months	28	$ 2,396	27	$ 1,355
13 to 24 months	23	889	26	1,329
25 to 36 months	21	1,065	22	784
37 to 48 months	16	405	30	1,344
49 to 60 months	26	1,214	15	508
Greater than 60 months	202	6,935	207	6,929
Total	316	$12,904	327	$12,249
The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2020:
	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	324	$12,220	3	$ 28
Number/amount of retained assets account issued/added during the year	29	2,991	2	169
Investment earnings credited to retained asset accounts during the year	-	184	-	1
Fees and other charges assessed to retained asset accounts during the year	-	-	-	-
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	-	-	-	-
Number/amount of retained asset accounts closed/withdrawn during the year	42	2,597	-	92
Number/balance of retained asset accounts at the end of the year	311	$12,798	5	$106
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(13) Contingencies, Assessments and Legal Proceedings
Contingencies
From time to time, the Company has outstanding commitments to purchase investments and/or commitments to lend funds under bridge loans. Unfunded commitments to purchase investments were $469,046 for the year ended December 31, 2020.
Guarantee Assessments
The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.
As of December 31, 2020, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $250 as of December 31, 2020 and $291 as of December 31, 2019. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis:
2020
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$291
Decreases current year:
Premium tax offsets	44
Amounts no longer available for offset
Increases current year
Premium tax offsets paid and accrued	3
Other increases	-
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$250
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.
The Company paid claims-related extra contractual obligations and bad faith losses of $32, $31, and $50 during 2020, 2019, and 2018, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 0-25 in both 2020, 2019 and 2018.
(14) Risk-Based Capital
The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2020, the Company's actual total adjusted capital was $477,556 and the authorized control level risk-based capital was $55,954.
(15) Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
•	interest rate risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on the assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the asset or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the asset;
•	market value risk, which is the risk that mark-to-market adjustments on certain limited partnership equity method investments may reduce and/or cause volatility in our reported surplus;
•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in the financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;
•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;
•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;
•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the sale of assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims;
•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets; and
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

•	Access risk, which is the risk of our inability to access Federal Home Loan Bank (“FHLB”) funding which could adversely affect our results of operations.
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity contracts and life insurance products with account values. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio
•	the book yield of the investment portfolio; and
•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products.
Credit Risk
Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries.
Reinsurance Risk
Reinsurance is a contract by which one insurer, called a reinsurer, agrees to cover a portion of the losses incurred by a second insurer in the event a claim is made under a policy issued by the second insurer. Although a reinsurer is liable to the Company's insurance subsidiaries according to the terms of its reinsurance policy, the insurance subsidiaries remain primarily liable as the direct insurers on all risks reinsured. As a result, reinsurance does not eliminate the obligation of the insurance subsidiaries to pay all claims, and each insurance subsidiary is subject to the risk that one or more of its reinsurers will be unable or unwilling to honor its obligations.
Although the Company limits participation in its reinsurance programs to reinsurers with high financial strength ratings and also limits the amount of coverage from each reinsurer, the Company's insurance subsidiaries cannot guarantee that their reinsurers will pay in a timely fashion, if at all. Reinsurers may become financially unsound by the time that they are called upon to pay amounts due, which may not occur for many years.
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.
Operation Risk
A large-scale pandemic, the occurrence of terrorism or military and other actions, may result in the loss of life, property damage, and disruptions to commerce and reduced economic activity. Some of the assets in the investment portfolio may be adversely affected by declines in the equity markets, changes in interest rates, reduced liquidity and economic activity caused by a large-scale pandemic. Additionally, a large-scale pandemic or terrorist act could have a material effect on sales, liquidity and operating results.
Further the global pandemic caused by COVID-19 that was initially reported in 2019 has developed into a worldwide crisis over subsequent months and is causing significant human suffering as well as widespread economic damage. The
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

effects of the outbreak on the U.S. economy, our customers, our agents, our employees, our investments and our communities, as well as any preventative or protective actions that we, our employees and agency force, our third-party service providers and suppliers, or governments may take to mitigate the impact of COVID-19 could have an adverse effect on our ability to conduct business and on our financial condition and results of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I
December 31, 2020
(In thousands)
Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$ 843,264	$ 950,259	$ 843,264
State, municipalities and political subdivisions	1,119,790	1,288,630	1,119,790
Foreign government bonds	40,146	45,053	40,146
Other corporate bonds	2,330,590	2,481,178	2,330,563
Total debt securities	$4,333,790	$4,765,120	$4,333,763
Equity securities:
Preferred stocks:
Industrial and miscellaneous	$ 102,655	$ 110,830	$ 102,655
Common stocks	34,972	34,208	34,208
Total equity securities	$ 137,627	$ 145,038	$ 136,863
Mortgage loans on real estate	$ 48,173	XXX	$ 48,173
Real estate	—	XXX	—
Contract loans	137,954	XXX	137,954
Cash, cash equivalents and short-term investments	125,669	XXX	125,669
Receivable for securities	13	XXX	13
Derivatives	16,805	XXX	16,805
Other investments	335,059		335,059
Total investments	$5,135,090		$5,134,299
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III
For the years ended December 31, 2020, 2019 and 2018
(In thousands)
	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2020:
Life	$-	$1,470,244	$ -	$ 2,101	$ 107,175	$ 68,706	$ 130,077	$-	$ 43,912	$-
Annuity	-	2,515,705	-	1,947	399,472	126,686	464,964	-	62,441	-
Supplementary Contracts	-	108,629	-	599,745	2,683	5,986	12,506	-	1,034	-
Accident and Health	-	28,371	49	48	36,079	222	29,964	-	7,633	-
Total	$-	$4,123,309	$49	$603,841	$ 545.409	$201,600	$ 637,511	$-	$115,020	$-
2019:
Life	$-	$1,421,081	$ -	$ 2,166	$ 110,241	$ 69,480	$ 121,460	$-	$ 47,904	$-
Annuity	-	2,404,254	-	1,784	(1,939,013)	161,324	(1,688,586)	-	70,206	-
Supplementary Contracts	-	113,020	-	548,179	5,781	8,957	28,188	-	1,151	-
Accident and Health	-	1,590	50	31	1,650	249	143	-	1,395	-
Total	$-	$3,939,945	$50	$552,160	$(1,821,341)	$240,010	$(1,538,795)	$-	$120,656	$-
2018:
Life	$-	$1,381,904	$ -	$ 2,183	$ 111,347	$ 71,370	$ 121,921	$-	$ 46,092	$-
Annuity	-	4,504,948	-	2.432	438,831	245,244	604,501	-	73,504	-
Supplementary Contracts	-	114,683	-	683,283	4,920	9,580	25,173	-	1,189	-
Accident and Health	-	1,964	53	31	1,769	253	333	-	1,334	-
Total	$-	$6,003,499	$53	$687,929	$ 556,867	$326,447	$ 751,928	$-	$122,119	$-
(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE – SCHEDULE IV
For the years ended December 31, 2020, 2019 and 2018
(In thousands)
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2020 Life insurance in force	$19,821,228	$4,871,744	$ -	$ 14,949,484	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 115,235	$ 8,061	$ -	$ 107,175	0.0%
Annuity	482,681	83,209	-	399,472	0.0%
Supplementary contracts	2,683	-	-	2,683	0.0%
Accident and health	2,284	745	34,540	36,079	95.7%
Total premiums	$ 602,883	$ 92,015	$34,540	$ 545,409	6.3%
2019: Life insurance in force	$19,179,823	$5,053,837	$ -	$ 14,125,986	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 117,950	$ 7,709	$ -	$ 110,241	0.0%
Annuity	462,432	2,401,445	-	(1,939,013)	0.0%
Supplementary contracts	5,781	-	-	5,781	0.0%
Accident and health	2,452	802	-	1,650	0.0%
Total premiums	$ 588,615	$2,409,956	$ -	$(1,821,341)	0.0%
2018: Life insurance in force	$18,277,691	$4,718,526	$ -	$ 13,559,165	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 118,806	$ 7,459	$ -	$ 111,347	0.0%
Annuity	438,831	-	-	438,831	0.0%
Supplementary contracts	4,920	-	-	4,920	0.0%
Accident and health	2,626	857	-	1,769	0.0%
Total premiums	$ 565,183	$ 8,316	$ -	$ 556,867	0.0%
See accompanying independent auditors’ report.

PART C: OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B hereof.
Horace Mann Life Insurance Company Qualified Group Annuity Separate Account
-Report of Independent Registered Public Accounting Firm, dated April 15, 2020
-Statements of Net Assets—December 31, 2020
-Statements of Operations—For the Year or Period Ended December 31, 2020
-Statements of Changes in Net Assets For the Year or Period Ended December 31, 2020
-Statements of Changes in Net Assets For the Year or Period Ended December 31, 2019
-Notes to Financial Statements—December 31, 2020
Horace Mann Life Insurance Company
-Report of Independent Registered Public Accounting Firm, dated April 16, 2020
-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus—As of December 31, 2020 and 2019
-Statutory Statements of Operations—For the Years Ended December 31, 2020, 2019 and 2018
-Statutory Statements of Capital and Surplus—For the Years Ended December 31, 2020, 2019 and 2018
-Statutory Statements of Cash Flow—For the Years Ended December 31, 2020, 2019 and 2018
-Notes to Statutory Financial Statements—December 31, 2020, 2019 and 2018
-Supplemental Schedules to Statutory Financial Statements—December 31, 2020 and 2019
(b) Exhibits

(1) Resolution of Board of Directors(3)
(2) Agreements for Custody Not Applicable
(3) Underwriting Agreement(4)
3(a) Schedule of Remuneration(5)
(4) (a) Form of Group Variable Annuity Contract(3)
(b) Form of Certificate(3)
(b)(1) Contract Discontinuance Endorsement(5)
(5) Form of Application/Enrollment Form(3)
(6) Certificate of Incorporation and Bylaws(2)
(7) Contract of Reinsurance Not Applicable
(8) Participation Agreements(6) (7) (8)
(9) Opinion and Consent of Counsel(1)
(10) Independent Registered Public Accounting Firm Consent(1)
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firm’s Report Thereon(1)
(12) Agreement regarding initial capital Not Applicable

(1) Filed herewith.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).
(3) Incorporated by reference to Initial Registration to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated October 31, 2006 (File Nos. 333-138322 and 811-21974).
(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated March 14, 2007 (File Nos. 333-138322 and 811-21974).
(5) Incorporated by reference to Post-Effective Amendment No 14 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated April 28, 2014 (File Nos. 333-138322 and 811-21974).
(6) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Initial N-4 Registration Statement, Dated April 27, 2018 (File No. 811-01343)
(7) Incorporated by reference to Post-Effective Amendment No 14 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated April 28, 2014 (File Nos. 333-138322 and 811-21974).
(8) Incorporated by reference to Post-Effective Amendment No 20 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated April 28, 2020 (File Nos. 333-138322 and 811-21974).
Item 25. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position and Office with Depositor
Marita Zuraitis	Director, Chairman, President & Chief Executive Officer
Donald M. Carley	Director, General Counsel, Corporate Secretary & Chief Compliance Officer
Bret A. Conklin	Director, Executive Vice President, & Chief Financial Officer
Michael B. Weckenbrock	Director, Senior Vice President
Troy Gayle	Vice President & Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly- owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Certificate Owners
As of March 26, 2021, the number of Certificate Owners of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account was 21,806, of which all were qualified Certificate Owners.
Item 28. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Participant or party-in-interest under a Certificate (i) arising out of any act or omission in the course of, or in connection with, rendering services under the Distribution Agreement, or (ii) arising out of the purchase, retention or surrender of a Certificate; provided however that Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Group Annuity Separate Account and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position with Underwriter
Michael B. Weckenbrock	Director, Chairman, President and Chief Executive Officer
Jeff Radcliffe	Director, Chief Compliance Officer
Kimberly A. Johnson	Chief Financial Operations Officer
Donald M. Carley	Director
Jeremy Stuenkel	Tax Director
Troy Gayle	Treasurer
Emily Peterson	Secretary
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and Horace Mann Life Insurance Group Annuity Separate Account during the fiscal year ended December 31, 2020:.
Name of Principal Underwriter	New Underwriting Discounts and Commission	Compensation on Redemptions	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$5,706,797	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.
Item 31. Management Services
Not applicable.
Item 32. Undertakings
(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on Section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Group Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.
(c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Group Contract may be accepted.
(d) The Registrant undertakes to include either (1) as part of any application to purchase a Certificate issued under the Group Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(e) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, certifies that it meets the requirements for effectiveness of the Registrations Statement pursuant to Rule 485(b) under the Securities act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Springfield, and State of Illinois, on this 27thth day of April, 2021.
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
(Registrant)

By:	Horace Mann Life Insurance Company
(Depositor)
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.
By:	/s/ DONALD M. CARLEY
Donald M. Carley, Director, General Counsel, Corporate Secretary & Chief Compliance Officer
For the Registrant

By:	/s/ MARITA ZURAITIS
Marita Zuraitis, Director, President & Chief Executive Officer
For the Depositor

SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, President and Chief Executive Officer	April 27, 2021
Marita Zuraitis
/s/ BRET A. CONKLIN	Executive Vice President and Chief Financial Officer	April 27, 2021
Bret A. Conklin
/s/ DONALD M. CARLEY	Director, General Counsel, Corporate Secretary & Chief Compliance Officer	April 27, 2021
Donald M. Carley

SIGNATURE	TITLE	DATE
/S/ MICHAEL B. WECKENBROCK	Director, Senior Vice President	April 27, 2021
Michael B. Weckenbrock

Exhibit Index
(9)	Opinion and Consent of Counsel
(10)	Independent Auditors Consent
(11)	Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors' Report thereon